UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2022

*Effective as of the close of business on August 5, 2022, MFS Lifetime 2020 Fund was reorganized into MFS Lifetime Income Fund. MFS Core Bond Fund commenced investment operations on June 22, 2022.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2022
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
MFS® Lifetime® 2065 Fund
LTF-SEM

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	19.9%
MFS Total Return Bond Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.5%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Research Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Growth Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	17.0%
MFS Limited Maturity Fund	14.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.5%
MFS Blended Research International Equity Fund	3.3%
MFS High Income Fund	3.2%
MFS Growth Fund	2.6%
MFS Research Fund	2.6%
MFS Value Fund	2.6%
MFS Blended Research Growth Equity Fund	2.6%
MFS Blended Research Value Equity Fund	2.6%
MFS Blended Research Core Equity Fund	2.5%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Mid Cap Value Fund	1.8%
MFS Mid Cap Growth Fund	1.8%
MFS Research International Fund	1.8%
MFS Emerging Markets Debt Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.6%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.8%
MFS International Intrinsic Value Fund	0.8%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	11.4%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.2%
MFS Blended Research Mid Cap Equity Fund	5.8%
MFS Global Opportunistic Bond Fund	5.8%
MFS Blended Research International Equity Fund	5.1%
MFS Limited Maturity Fund	4.1%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.6%
MFS Value Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Blended Research Growth Equity Fund	3.6%
MFS Growth Fund	3.6%
MFS Mid Cap Value Fund	2.9%
MFS Mid Cap Growth Fund	2.9%
MFS Global Real Estate Fund	2.6%
MFS Research International Fund	2.6%
MFS Emerging Markets Debt Fund	2.6%
MFS Commodity Strategy Fund	2.6%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.3%
MFS International Growth Fund	1.3%
MFS International Intrinsic Value Fund	1.3%
MFS New Discovery Value Fund	0.6%
MFS New Discovery Fund	0.6%
MFS International New Discovery Fund	0.6%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.1%
MFS Blended Research International Equity Fund	7.4%
MFS Inflation-Adjusted Bond Fund	5.8%
MFS Total Return Bond Fund	5.5%
MFS Value Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Blended Research Growth Equity Fund	4.6%
MFS Blended Research Value Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Growth Fund	4.5%
MFS Government Securities Fund	4.2%
MFS Mid Cap Value Fund	4.1%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Opportunistic Bond Fund	3.8%
MFS Global Real Estate Fund	3.6%
MFS Commodity Strategy Fund	3.5%
MFS Research International Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.8%
MFS International New Discovery Fund	1.6%
MFS New Discovery Value Fund	0.9%
MFS New Discovery Fund	0.9%
MFS Emerging Markets Equity Fund	0.3%
MFS Blended Research Emerging Markets Equity Fund	0.3%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research International Equity Fund	9.2%
MFS Growth Fund	5.2%
MFS Blended Research Growth Equity Fund	5.1%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Mid Cap Growth Fund	4.6%
MFS Mid Cap Value Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Global Real Estate Fund	4.3%
MFS Inflation-Adjusted Bond Fund	4.3%
MFS Research International Fund	3.6%
MFS Total Return Bond Fund	2.9%
MFS High Income Fund	2.8%
MFS International Intrinsic Value Fund	2.8%
MFS International Growth Fund	2.8%
MFS International New Discovery Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Emerging Markets Debt Fund	2.1%
MFS Global Opportunistic Bond Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.4%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	0.7%
MFS Blended Research Emerging Markets Equity Fund	0.6%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.5%
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Value Fund	5.4%
MFS Growth Fund	5.4%
MFS Blended Research Growth Equity Fund	5.4%
MFS Blended Research Value Equity Fund	5.4%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.8%
MFS Commodity Strategy Fund	4.8%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.6%
MFS International Growth Fund	3.3%
MFS International Intrinsic Value Fund	3.3%
MFS Inflation-Adjusted Bond Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS High Income Fund	0.8%
MFS Global Opportunistic Bond Fund	0.6%
MFS Emerging Markets Debt Fund	0.6%
MFS Emerging Markets Debt Local Currency Fund	0.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Growth Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Research Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.5%
MFS Research Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Research Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.5%
MFS Blended Research Growth Equity Fund	5.5%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(0.3)%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
May 1, 2022 through October 31, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$938.70	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$935.13	$4.88
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$935.08	$4.88
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$939.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$935.19	$4.88
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$937.51	$2.44
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$938.70	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$939.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$939.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$935.73	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$932.28	$4.87
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$932.58	$4.87
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$937.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$932.29	$4.87
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$934.83	$2.44
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$935.68	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$937.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$937.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$931.38	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$927.94	$4.86
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$927.98	$4.86
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$932.38	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$928.26	$4.86
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$930.10	$2.43
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$931.16	$1.22
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$932.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$933.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$927.84	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$924.33	$4.85
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$923.78	$4.85
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$929.30	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$924.65	$4.85
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$926.68	$2.43
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$927.93	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$929.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$929.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$925.13	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$921.88	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$921.77	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$926.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$922.00	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$924.07	$2.42
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$925.08	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$926.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$927.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$922.69	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$919.89	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$919.43	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$924.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$919.07	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$921.86	$2.42
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$923.16	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$924.33	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$924.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$921.60	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$918.42	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$918.39	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$923.37	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$918.70	$4.84
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$920.70	$2.42
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$922.31	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$923.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$923.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.25%	$1,000.00	$921.86	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$918.22	$4.83
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$918.05	$4.83
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$923.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$917.86	$4.83
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$920.72	$2.42
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$921.35	$1.21
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$922.58	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$923.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.24%	$1,000.00	$921.60	$1.16
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$918.04	$4.79
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$918.11	$4.79
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$922.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.75%	$1,000.00	$919.01	$3.63
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R2	Actual	0.49%	$1,000.00	$920.11	$2.37
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$921.70	$1.16
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$922.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$923.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2060 Fund, for the period from September 1, 2022 through October 31, 2022, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.99%, $4.79, and $5.04 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.12%	$1,000.00	$921.66	$0.58
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
C	Actual	0.87%	$1,000.00	$918.11	$4.21
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
I	Actual	0.00%	$1,000.00	$921.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.87%	$1,000.00	$918.11	$4.21
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R2	Actual	0.37%	$1,000.00	$920.51	$1.79
	Hypothetical (h)	0.37%	$1,000.00	$1,023.34	$1.89
R3	Actual	0.12%	$1,000.00	$921.75	$0.58
	Hypothetical (h)	0.12%	$1,000.00	$1,024.60	$0.61
R4	Actual	0.00%	$1,000.00	$921.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$922.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.8%
MFS Emerging Markets Debt Fund - Class R6	606,887	$6,560,447
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,336,301	6,561,240
MFS Global Opportunistic Bond Fund - Class R6	6,004,098	45,931,352
MFS Government Securities Fund - Class R6	7,717,130	65,595,601
MFS High Income Fund - Class R6	4,558,913	13,129,670
MFS Inflation-Adjusted Bond Fund - Class R6	6,980,319	65,614,994
MFS Limited Maturity Fund - Class R6	23,474,362	131,221,682
MFS Total Return Bond Fund - Class R6	14,433,134	131,197,191
		$465,812,177
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,619,891	$16,409,492
MFS International Growth Fund - Class R6	96,875	3,282,128
MFS International Intrinsic Value Fund - Class R6	87,414	3,281,511
MFS Research International Fund - Class R6	543,943	9,845,377
		$32,818,508
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,715,521	$13,115,965
MFS Global Real Estate Fund - Class R6	831,078	13,122,723
		$26,238,688
U.S. Stock Funds – 20.1%
MFS Blended Research Core Equity Fund - Class R6	457,323	$13,138,902
MFS Blended Research Growth Equity Fund - Class R6	877,627	13,129,296
MFS Blended Research Mid Cap Equity Fund - Class R6	1,662,683	20,035,326
MFS Blended Research Small Cap Equity Fund - Class R6	475,058	6,617,560
MFS Blended Research Value Equity Fund - Class R6	909,727	13,345,701
MFS Growth Fund - Class R6	96,497	13,126,530
MFS Mid Cap Growth Fund - Class R6	415,724	9,852,663
MFS Mid Cap Value Fund - Class R6	339,700	9,871,677
MFS New Discovery Fund - Class R6	126,918	3,288,451
MFS New Discovery Value Fund - Class R6	188,923	3,309,931
MFS Research Fund - Class R6	263,130	13,135,450
MFS Value Fund - Class R6	271,627	13,244,517
		$132,096,004
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	1,069,435	$1,069,435
Total Investment Companies (Identified Cost, $629,722,047)		$658,034,812
Other Assets, Less Liabilities – (0.0)%		(1,496)
Net Assets – 100.0%		$658,033,316
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 64.5%
MFS Emerging Markets Debt Fund - Class R6	571,696	$6,180,036
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,258,661	6,180,028
MFS Global Opportunistic Bond Fund - Class R6	3,571,740	27,323,811
MFS Government Securities Fund - Class R6	4,592,236	39,034,005
MFS High Income Fund - Class R6	4,291,686	12,360,056
MFS Inflation-Adjusted Bond Fund - Class R6	4,152,554	39,034,006
MFS Limited Maturity Fund - Class R6	9,892,976	55,301,737
MFS Total Return Bond Fund - Class R6	7,336,070	66,684,874
		$252,098,553
International Stock Funds – 6.7%
MFS Blended Research International Equity Fund - Class R6	1,300,438	$13,173,442
MFS International Growth Fund - Class R6	91,205	3,090,016
MFS International Intrinsic Value Fund - Class R6	82,313	3,090,015
MFS Research International Fund - Class R6	386,376	6,993,414
		$26,346,887
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,616,315	$7,806,801
MFS Global Real Estate Fund - Class R6	494,415	7,806,813
		$15,613,614
U.S. Stock Funds – 24.6%
MFS Blended Research Core Equity Fund - Class R6	350,972	$10,083,428
MFS Blended Research Growth Equity Fund - Class R6	674,026	10,083,428
MFS Blended Research Mid Cap Equity Fund - Class R6	1,160,733	13,986,829
MFS Blended Research Small Cap Equity Fund - Class R6	280,215	3,903,401
MFS Blended Research Value Equity Fund - Class R6	687,350	10,083,428
MFS Growth Fund - Class R6	74,127	10,083,478
MFS Mid Cap Growth Fund - Class R6	295,081	6,993,415
MFS Mid Cap Value Fund - Class R6	240,654	6,993,415
MFS New Discovery Fund - Class R6	75,326	1,951,700
MFS New Discovery Value Fund - Class R6	111,399	1,951,700
MFS Research Fund - Class R6	201,992	10,083,460
MFS Value Fund - Class R6	206,798	10,083,451
		$96,281,133
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 3.02% (v)	681,273	$681,273
Total Investment Companies (Identified Cost, $389,343,802)		$391,021,460
Other Assets, Less Liabilities – 0.0%		109,193
Net Assets – 100.0%		$391,130,653
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 48.1%
MFS Emerging Markets Debt Fund - Class R6	1,659,142	$17,935,326
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,827,508	13,883,065
MFS Global Opportunistic Bond Fund - Class R6	5,292,385	40,486,743
MFS Government Securities Fund - Class R6	8,163,152	69,386,789
MFS High Income Fund - Class R6	9,649,628	27,790,928
MFS Inflation-Adjusted Bond Fund - Class R6	6,090,509	57,250,787
MFS Limited Maturity Fund - Class R6	5,167,546	28,886,582
MFS Total Return Bond Fund - Class R6	8,776,348	79,777,007
		$335,397,227
International Stock Funds – 10.9%
MFS Blended Research International Equity Fund - Class R6	3,542,830	$35,888,864
MFS International Growth Fund - Class R6	264,850	8,973,130
MFS International Intrinsic Value Fund - Class R6	238,982	8,971,391
MFS International New Discovery Fund - Class R6	145,496	4,054,968
MFS Research International Fund - Class R6	991,457	17,945,365
		$75,833,718
Specialty Funds – 5.2%
MFS Commodity Strategy Fund - Class R6	3,712,574	$17,931,735
MFS Global Real Estate Fund - Class R6	1,136,961	17,952,608
		$35,884,343
U.S. Stock Funds – 35.7%
MFS Blended Research Core Equity Fund - Class R6	867,900	$24,934,770
MFS Blended Research Growth Equity Fund - Class R6	1,664,768	24,904,932
MFS Blended Research Mid Cap Equity Fund - Class R6	3,386,841	40,811,437
MFS Blended Research Small Cap Equity Fund - Class R6	650,840	9,066,195
MFS Blended Research Value Equity Fund - Class R6	1,730,699	25,389,354
MFS Growth Fund - Class R6	183,015	24,895,531
MFS Mid Cap Growth Fund - Class R6	844,044	20,003,852
MFS Mid Cap Value Fund - Class R6	688,941	20,020,637
MFS New Discovery Fund - Class R6	173,491	4,495,137
MFS New Discovery Value Fund - Class R6	258,895	4,535,844
MFS Research Fund - Class R6	499,246	24,922,352
MFS Value Fund - Class R6	513,501	25,038,315
		$249,018,356
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	848,776	$848,776
Total Investment Companies (Identified Cost, $634,501,144)		$696,982,420
Other Assets, Less Liabilities – (0.0)%		(49,100)
Net Assets – 100.0%		$696,933,320
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 28.3%
MFS Emerging Markets Debt Fund - Class R6	1,334,078	$14,421,387
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,958,097	9,614,255
MFS Global Opportunistic Bond Fund - Class R6	2,408,916	18,428,206
MFS Government Securities Fund - Class R6	2,356,952	20,034,090
MFS High Income Fund - Class R6	6,676,567	19,228,514
MFS Inflation-Adjusted Bond Fund - Class R6	2,983,241	28,042,467
MFS Total Return Bond Fund - Class R6	2,908,894	26,441,841
		$136,210,760
International Stock Funds – 17.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	133,383	$1,401,860
MFS Blended Research International Equity Fund - Class R6	3,539,197	35,852,070
MFS Emerging Markets Equity Fund - Class R6	54,654	1,401,862
MFS International Growth Fund - Class R6	295,585	10,014,411
MFS International Intrinsic Value Fund - Class R6	266,766	10,014,411
MFS International New Discovery Fund - Class R6	273,083	7,610,825
MFS Research International Fund - Class R6	874,213	15,823,245
		$82,118,684
Specialty Funds – 7.1%
MFS Commodity Strategy Fund - Class R6	3,566,274	$17,225,103
MFS Global Real Estate Fund - Class R6	1,090,887	17,225,106
		$34,450,209
U.S. Stock Funds – 47.4%
MFS Blended Research Core Equity Fund - Class R6	766,872	$22,032,234
MFS Blended Research Growth Equity Fund - Class R6	1,472,743	22,032,234
MFS Blended Research Mid Cap Equity Fund - Class R6	3,257,870	39,257,339
MFS Blended Research Small Cap Equity Fund - Class R6	618,274	8,612,553
MFS Blended Research Value Equity Fund - Class R6	1,501,856	22,032,234
MFS Growth Fund - Class R6	161,966	22,032,194
MFS Mid Cap Growth Fund - Class R6	828,214	19,628,669
MFS Mid Cap Value Fund - Class R6	675,453	19,628,669
MFS New Discovery Fund - Class R6	166,201	4,306,276
MFS New Discovery Value Fund - Class R6	245,793	4,306,288
MFS Research Fund - Class R6	441,351	22,032,233
MFS Value Fund - Class R6	451,851	22,032,276
		$227,933,199
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	401,391	$401,391
Total Investment Companies (Identified Cost, $447,312,389)		$481,114,243
Other Assets, Less Liabilities – (0.0)%		(10,486)
Net Assets – 100.0%		$481,103,757
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 15.6%
MFS Emerging Markets Debt Fund - Class R6	1,140,444	$12,328,204
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,673,889	8,218,795
MFS Global Opportunistic Bond Fund - Class R6	1,611,529	12,328,194
MFS High Income Fund - Class R6	5,707,497	16,437,591
MFS Inflation-Adjusted Bond Fund - Class R6	2,635,778	24,776,316
MFS Total Return Bond Fund - Class R6	1,821,510	16,557,526
		$90,646,626
International Stock Funds – 22.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	356,463	$3,746,430
MFS Blended Research International Equity Fund - Class R6	5,285,185	53,538,925
MFS Emerging Markets Equity Fund - Class R6	146,060	3,746,433
MFS International Growth Fund - Class R6	477,998	16,194,558
MFS International Intrinsic Value Fund - Class R6	431,395	16,194,558
MFS International New Discovery Fund - Class R6	537,701	14,985,720
MFS Research International Fund - Class R6	1,168,498	21,149,820
		$129,556,444
Specialty Funds – 8.6%
MFS Commodity Strategy Fund - Class R6	5,154,502	$24,896,247
MFS Global Real Estate Fund - Class R6	1,576,710	24,896,245
		$49,792,492
U.S. Stock Funds – 53.4%
MFS Blended Research Core Equity Fund - Class R6	1,009,594	$29,005,645
MFS Blended Research Growth Equity Fund - Class R6	1,995,422	29,851,511
MFS Blended Research Mid Cap Equity Fund - Class R6	4,473,186	53,901,893
MFS Blended Research Small Cap Equity Fund - Class R6	893,620	12,448,124
MFS Blended Research Value Equity Fund - Class R6	2,034,868	29,851,511
MFS Growth Fund - Class R6	219,449	29,851,639
MFS Mid Cap Growth Fund - Class R6	1,137,171	26,950,946
MFS Mid Cap Value Fund - Class R6	927,424	26,950,947
MFS New Discovery Fund - Class R6	240,218	6,224,062
MFS New Discovery Value Fund - Class R6	355,255	6,224,062
MFS Research Fund - Class R6	581,043	29,005,645
MFS Value Fund - Class R6	612,214	29,851,551
		$310,117,536
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	355,659	$355,659
Total Investment Companies (Identified Cost, $482,796,797)		$580,468,757
Other Assets, Less Liabilities – (0.0)%		(33,523)
Net Assets – 100.0%		$580,435,234
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 8.1%
MFS Emerging Markets Debt Fund - Class R6	217,783	$2,354,231
MFS Emerging Markets Debt Local Currency Fund - Class R6	319,651	1,569,487
MFS Global Opportunistic Bond Fund - Class R6	307,742	2,354,231
MFS High Income Fund - Class R6	1,089,922	3,138,975
MFS Inflation-Adjusted Bond Fund - Class R6	1,210,290	11,376,724
MFS Total Return Bond Fund - Class R6	1,078,904	9,807,236
		$30,600,884
International Stock Funds – 26.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	320,987	$3,373,573
MFS Blended Research International Equity Fund - Class R6	3,895,709	39,463,534
MFS Emerging Markets Equity Fund - Class R6	131,523	3,373,573
MFS International Growth Fund - Class R6	365,882	12,396,063
MFS International Intrinsic Value Fund - Class R6	330,209	12,396,062
MFS International New Discovery Fund - Class R6	484,187	13,494,295
MFS Research International Fund - Class R6	810,575	14,671,408
		$99,168,508
Specialty Funds – 9.6%
MFS Commodity Strategy Fund - Class R6	3,736,021	$18,044,980
MFS Global Real Estate Fund - Class R6	1,142,811	18,044,981
		$36,089,961
U.S. Stock Funds – 55.9%
MFS Blended Research Core Equity Fund - Class R6	655,403	$18,829,724
MFS Blended Research Growth Equity Fund - Class R6	1,358,311	20,320,325
MFS Blended Research Mid Cap Equity Fund - Class R6	3,060,142	36,874,705
MFS Blended Research Small Cap Equity Fund - Class R6	647,702	9,022,490
MFS Blended Research Value Equity Fund - Class R6	1,385,162	20,320,325
MFS Growth Fund - Class R6	149,381	20,320,354
MFS Mid Cap Growth Fund - Class R6	777,947	18,437,353
MFS Mid Cap Value Fund - Class R6	634,458	18,437,353
MFS New Discovery Fund - Class R6	174,112	4,511,245
MFS New Discovery Value Fund - Class R6	257,491	4,511,250
MFS Research Fund - Class R6	377,198	18,829,724
MFS Value Fund - Class R6	416,743	20,320,367
		$210,735,215
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	374,344	$374,344
Total Investment Companies (Identified Cost, $345,336,154)		$376,968,912
Other Assets, Less Liabilities – (0.0)%		(11,389)
Net Assets – 100.0%		$376,957,523
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	1,001,089	$9,410,238
MFS Total Return Bond Fund - Class R6	1,035,230	9,410,236
		$18,820,474
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	358,144	$3,764,094
MFS Blended Research International Equity Fund - Class R6	4,087,367	41,405,033
MFS Emerging Markets Equity Fund - Class R6	146,748	3,764,095
MFS International Growth Fund - Class R6	388,853	13,174,329
MFS International Intrinsic Value Fund - Class R6	350,941	13,174,338
MFS International New Discovery Fund - Class R6	540,236	15,056,365
MFS Research International Fund - Class R6	831,845	15,056,391
		$105,394,645
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,896,578	$18,820,470
MFS Global Real Estate Fund - Class R6	1,191,924	18,820,483
		$37,640,953
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	655,081	$18,820,470
MFS Blended Research Growth Equity Fund - Class R6	1,383,858	20,702,516
MFS Blended Research Mid Cap Equity Fund - Class R6	3,123,729	37,640,939
MFS Blended Research Small Cap Equity Fund - Class R6	675,537	9,410,235
MFS Blended Research Value Equity Fund - Class R6	1,411,214	20,702,517
MFS Growth Fund - Class R6	152,191	20,702,521
MFS Mid Cap Growth Fund - Class R6	794,113	18,820,470
MFS Mid Cap Value Fund - Class R6	647,642	18,820,470
MFS New Discovery Fund - Class R6	181,595	4,705,117
MFS New Discovery Value Fund - Class R6	268,557	4,705,119
MFS Research Fund - Class R6	377,013	18,820,486
MFS Value Fund - Class R6	424,581	20,702,550
		$214,553,410
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	346,231	$346,231
Total Investment Companies (Identified Cost, $335,539,935)		$376,755,713
Other Assets, Less Liabilities – (0.0)%		(10,984)
Net Assets – 100.0%		$376,744,729
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	592,161	$5,566,307
MFS Total Return Bond Fund - Class R6	612,354	5,566,300
		$11,132,607
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	211,848	$2,226,519
MFS Blended Research International Equity Fund - Class R6	2,417,741	24,491,712
MFS Emerging Markets Equity Fund - Class R6	86,804	2,226,528
MFS International Growth Fund - Class R6	230,012	7,792,819
MFS International Intrinsic Value Fund - Class R6	207,588	7,792,849
MFS International New Discovery Fund - Class R6	319,558	8,906,088
MFS Research International Fund - Class R6	492,048	8,906,077
		$62,342,592
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,304,885	$11,132,596
MFS Global Real Estate Fund - Class R6	705,041	11,132,598
		$22,265,194
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	387,490	$11,132,596
MFS Blended Research Growth Equity Fund - Class R6	818,573	12,245,856
MFS Blended Research Mid Cap Equity Fund - Class R6	1,847,734	22,265,192
MFS Blended Research Small Cap Equity Fund - Class R6	399,591	5,566,298
MFS Blended Research Value Equity Fund - Class R6	834,755	12,245,856
MFS Growth Fund - Class R6	90,023	12,245,850
MFS Mid Cap Growth Fund - Class R6	469,730	11,132,596
MFS Mid Cap Value Fund - Class R6	383,090	11,132,596
MFS New Discovery Fund - Class R6	107,416	2,783,149
MFS New Discovery Value Fund - Class R6	158,856	2,783,161
MFS Research Fund - Class R6	223,009	11,132,617
MFS Value Fund - Class R6	251,146	12,245,869
		$126,911,636
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.02% (v)	234,443	$234,443
Total Investment Companies (Identified Cost, $211,114,480)		$222,886,472
Other Assets, Less Liabilities – 0.0%		4,908
Net Assets – 100.0%		$222,891,380
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	256,212	$2,408,396
MFS Total Return Bond Fund - Class R6	264,950	2,408,396
		$4,816,792
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	91,661	$963,358
MFS Blended Research International Equity Fund - Class R6	1,046,095	10,596,942
MFS Emerging Markets Equity Fund - Class R6	37,558	963,358
MFS International Growth Fund - Class R6	99,520	3,371,754
MFS International Intrinsic Value Fund - Class R6	89,818	3,371,754
MFS International New Discovery Fund - Class R6	138,265	3,853,434
MFS Research International Fund - Class R6	212,897	3,853,434
		$26,974,034
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	997,266	$4,816,791
MFS Global Real Estate Fund - Class R6	305,053	4,816,792
		$9,633,583
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	167,657	$4,816,792
MFS Blended Research Growth Equity Fund - Class R6	354,176	5,298,471
MFS Blended Research Mid Cap Equity Fund - Class R6	799,468	9,633,583
MFS Blended Research Small Cap Equity Fund - Class R6	172,893	2,408,396
MFS Blended Research Value Equity Fund - Class R6	361,177	5,298,471
MFS Growth Fund - Class R6	38,951	5,298,471
MFS Mid Cap Growth Fund - Class R6	203,240	4,816,792
MFS Mid Cap Value Fund - Class R6	165,753	4,816,791
MFS New Discovery Fund - Class R6	46,476	1,204,198
MFS New Discovery Value Fund - Class R6	68,733	1,204,198
MFS Research Fund - Class R6	96,490	4,816,792
MFS Value Fund - Class R6	108,664	5,298,471
		$54,911,426
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 3.02% (v)	35,761	$35,761
Total Investment Companies (Identified Cost, $99,965,609)		$96,371,596
Other Assets, Less Liabilities – 0.0%		15,274
Net Assets – 100.0%		$96,386,870
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 101.2%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	5,220	$49,068
MFS Total Return Bond Fund - Class R6	5,399	49,077
		$98,145
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	1,863	$19,584
MFS Blended Research International Equity Fund - Class R6	21,264	215,406
MFS Emerging Markets Equity Fund - Class R6	764	19,593
MFS International Growth Fund - Class R6	2,022	68,506
MFS International Intrinsic Value Fund - Class R6	1,823	68,428
MFS International New Discovery Fund - Class R6	2,807	78,216
MFS Research International Fund - Class R6	4,321	78,214
		$547,947
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	20,617	$99,582
MFS Global Real Estate Fund - Class R6	6,203	97,939
		$197,521
U.S. Stock Funds – 57.1%
MFS Blended Research Core Equity Fund - Class R6	3,408	$97,901
MFS Blended Research Growth Equity Fund - Class R6	7,191	107,584
MFS Blended Research Mid Cap Equity Fund - Class R6	16,282	196,201
MFS Blended Research Small Cap Equity Fund - Class R6	3,518	48,999
MFS Blended Research Value Equity Fund - Class R6	7,346	107,767
MFS Growth Fund - Class R6	791	107,615
MFS Mid Cap Growth Fund - Class R6	4,132	97,939
MFS Mid Cap Value Fund - Class R6	3,369	97,914
MFS New Discovery Fund - Class R6	948	24,558
MFS New Discovery Value Fund - Class R6	1,401	24,544
MFS Research Fund - Class R6	1,960	97,833
MFS Value Fund - Class R6	2,209	107,709
		$1,116,564
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.02% (v)	16,920	$16,920
Total Investment Companies (Identified Cost, $2,210,171)		$1,977,097
Other Assets, Less Liabilities – (1.2)%		(22,613)
Net Assets – 100.0%		$1,954,484
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$658,034,812
MFS Lifetime 2025 Fund	391,021,460
MFS Lifetime 2030 Fund	696,982,420
MFS Lifetime 2035 Fund	481,114,243
MFS Lifetime 2040 Fund	580,468,757
MFS Lifetime 2045 Fund	376,968,912
MFS Lifetime 2050 Fund	376,755,713
MFS Lifetime 2055 Fund	222,886,472
MFS Lifetime 2060 Fund	96,371,596
MFS Lifetime 2065 Fund	1,977,097

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 10/31/22 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $629,722,047, $389,343,802, and $634,501,144, respectively)	$658,034,812	$391,021,460	$696,982,420
Receivables for
Investments sold	447,275	99,399	65,579
Fund shares sold	19,346,142	21,233,215	27,134,330
Receivable from investment adviser	113,324	76,020	125,055
Other assets	48,167	46,882	51,353
Total assets	$677,989,720	$412,476,976	$724,358,737
Liabilities
Payable to custodian	$8	$4	$4
Payables for
Distributions	44,533	—	—
Investments purchased	18,918,748	20,876,577	26,999,611
Fund shares reacquired	692,891	351,490	207,945
Payable to affiliates
Administrative services fee	192	192	192
Shareholder servicing costs	199,162	74,632	161,488
Distribution and service fees	15,056	4,612	11,149
Accrued expenses and other liabilities	85,814	38,816	45,028
Total liabilities	$19,956,404	$21,346,323	$27,425,417
Net assets	$658,033,316	$391,130,653	$696,933,320
Net assets consist of
Paid-in capital	$637,945,373	$380,319,621	$619,208,777
Total distributable earnings (loss)	20,087,943	10,811,032	77,724,543
Net assets	$658,033,316	$391,130,653	$696,933,320

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$186,749,307	$23,526,988	$73,885,145
Class B	2,372,477	929,966	3,582,945
Class C	46,081,867	3,509,031	7,683,421
Class I	44,931,206	2,980,700	6,660,890
Class R1	2,712,378	308,081	3,617,755
Class R2	26,749,966	15,117,226	45,408,635
Class R3	113,041,317	96,444,491	183,498,932
Class R4	33,881,144	32,173,142	53,801,386
Class R6	201,513,654	216,141,028	318,794,211
Total net assets	$658,033,316	$391,130,653	$696,933,320
Shares of beneficial interest outstanding
Class A	16,089,700	1,878,453	4,948,397
Class B	204,385	75,070	244,122
Class C	3,972,118	285,067	527,836
Class I	3,870,079	236,796	443,044
Class R1	233,357	24,586	245,315
Class R2	2,304,378	1,211,733	3,073,355
Class R3	9,739,270	7,710,376	12,329,622
Class R4	2,919,392	2,548,278	3,568,040
Class R6	17,308,573	17,114,383	21,144,455
Total shares of beneficial interest outstanding	56,641,252	31,084,742	46,524,186
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.52	$14.93
Offering price per share (100 / 95.75 x net asset value per share)	$12.13	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$13.28	$15.84
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.39	$14.68
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.60	$12.31	$14.56
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.59	$15.03
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.62	$12.53	$14.75
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.48	$14.77
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.51	$14.88
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.61	$12.63	$15.08

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.64	$12.63	$15.08
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/22	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $447,312,389, $482,796,797, $345,336,154, and $335,539,935, respectively)	$481,114,243	$580,468,757	$376,968,912	$376,755,713
Receivables for
Investments sold	183,195	—	—	—
Fund shares sold	33,702,208	41,260,727	45,567,153	33,708,685
Receivable from investment adviser	88,776	101,449	74,071	78,361
Other assets	49,278	48,092	44,979	47,089
Total assets	$515,137,700	$621,879,025	$422,655,115	$410,589,848
Liabilities
Payable to custodian	$4	$3	$4	$4
Payables for
Investments purchased	33,440,072	41,136,810	45,393,159	33,606,172
Fund shares reacquired	454,286	131,294	184,405	106,182
Payable to affiliates
Administrative services fee	192	192	192	192
Shareholder servicing costs	94,694	123,770	77,691	87,767
Distribution and service fees	5,792	9,090	4,603	5,053
Accrued expenses and other liabilities	38,903	42,632	37,538	39,749
Total liabilities	$34,033,943	$41,443,791	$45,697,592	$33,845,119
Net assets	$481,103,757	$580,435,234	$376,957,523	$376,744,729
Net assets consist of
Paid-in capital	$435,818,600	$471,831,605	$338,404,349	$328,206,991
Total distributable earnings (loss)	45,285,157	108,603,629	38,553,174	48,537,738
Net assets	$481,103,757	$580,435,234	$376,957,523	$376,744,729

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$29,300,949	$46,588,178	$19,774,704	$22,814,939
Class B	1,166,681	2,213,388	665,411	1,048,562
Class C	3,456,071	7,176,175	2,381,623	3,134,064
Class I	1,793,012	7,204,085	2,480,579	21,580,346
Class R1	940,917	3,518,470	400,175	690,301
Class R2	15,281,689	38,142,265	9,620,036	16,704,940
Class R3	129,818,214	159,217,597	117,577,910	109,858,466
Class R4	38,579,266	39,474,952	19,835,129	23,046,760
Class R6	260,766,958	276,900,124	204,221,956	177,866,351
Total net assets	$481,103,757	$580,435,234	$376,957,523	$376,744,729
Shares of beneficial interest outstanding
Class A	1,898,734	2,793,071	1,209,111	1,162,017
Class B	76,402	134,018	41,112	54,469
Class C	228,073	441,233	148,017	163,793
Class I	115,639	427,871	150,623	1,098,987
Class R1	61,357	214,155	24,635	35,944
Class R2	991,186	2,304,038	591,036	861,653
Class R3	8,400,999	9,548,773	7,196,702	5,643,529
Class R4	2,475,342	2,333,791	1,203,074	1,171,659
Class R6	16,727,091	16,375,080	12,392,867	9,045,969
Total shares of beneficial interest outstanding	30,974,823	34,572,030	22,957,177	19,238,020
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$15.43	$16.68	$16.35	$19.63
Offering price per share (100 / 94.25 x net asset value per share)	$16.37	$17.70	$17.35	$20.83
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.27	$16.52	$16.19	$19.25
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$15.15	$16.26	$16.09	$19.13
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.51	$16.84	$16.47	$19.64
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.34	$16.43	$16.24	$19.21
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.42	$16.55	$16.28	$19.39
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.45	$16.67	$16.34	$19.47
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.59	$16.91	$16.49	$19.67

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.59	$16.91	$16.48	$19.66
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/22	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $211,114,480, $99,965,609, and $2,210,171, respectively)	$222,886,472	$96,371,596	$1,977,097
Receivables for
Fund shares sold	21,378,531	7,431,021	193,965
Receivable from investment adviser	56,963	37,245	9,836
Other assets	44,488	41,375	486
Total assets	$244,366,454	$103,881,237	$2,181,384
Liabilities
Payable to custodian	$4	$4	$4
Payables for
Investments purchased	21,362,065	7,361,592	195,666
Fund shares reacquired	15,783	74,859	11
Payable to affiliates
Administrative services fee	192	192	192
Shareholder servicing costs	56,643	22,947	449
Distribution and service fees	3,180	1,298	31
Accrued expenses and other liabilities	37,207	33,475	30,547
Total liabilities	$21,475,074	$7,494,367	$226,900
Net assets	$222,891,380	$96,386,870	$1,954,484
Net assets consist of
Paid-in capital	$207,166,695	$98,545,941	$2,211,573
Total distributable earnings (loss)	15,724,685	(2,159,071)	(257,089)
Net assets	$222,891,380	$96,386,870	$1,954,484

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$15,932,656	$8,906,840	$311,002
Class B	525,108	159,673	—
Class C	2,288,163	867,963	58,231
Class I	532,709	301,729	50,863
Class R1	760,907	75,730	48,785
Class R2	8,171,455	1,628,999	70,500
Class R3	70,273,480	31,312,360	284,296
Class R4	14,634,886	3,562,804	49,351
Class R6	109,772,016	49,570,772	1,081,456
Total net assets	$222,891,380	$96,386,870	$1,954,484
Shares of beneficial interest outstanding
Class A	944,470	664,646	38,889
Class B	31,388	11,980	—
Class C	138,027	65,593	7,319
Class I	31,488	22,314	6,339
Class R1	45,696	5,654	6,131
Class R2	485,376	121,903	8,824
Class R3	4,164,689	2,333,380	35,510
Class R4	858,898	263,724	6,152
Class R6	6,438,459	3,657,993	134,803
Total shares of beneficial interest outstanding	13,138,491	7,147,187	243,967
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.87	$13.40	$8.00
Offering price per share (100 / 94.25 x net asset value per share)	$17.90	$14.22	$8.49
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.73	$13.33	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.58	$13.23	$7.96
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.92	$13.52	$8.02
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.65	$13.39	$7.96
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.84	$13.36	$7.99
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.87	$13.42	$8.01
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.04	$13.51	$8.02

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.05	$13.55	$8.02
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 10/31/22 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$6,869,865	$4,542,518	$6,641,234	$3,086,791	$2,529,968
Other	78	56	90	60	73
Excess expense reimbursement from investment adviser	77,747	144,447	214,053	170,457	166,378
Total investment income	$6,947,690	$4,687,021	$6,855,377	$3,257,308	$2,696,419
Expenses
Distribution and service fees	$680,431	$227,471	$543,706	$278,869	$440,484
Shareholder servicing costs	349,351	164,242	339,487	204,725	276,700
Program manager fees	5,181	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	5,091	4,168	6,466	4,608	5,344
Custodian fee	13,460	5,713	8,326	5,897	6,830
Shareholder communications	12,280	5,031	7,303	5,550	7,129
Audit and tax fees	22,518	20,685	21,068	20,685	21,065
Legal fees	9,531	983	1,719	1,092	1,339
Registration fees	69,987	64,445	70,382	66,011	68,626
NASDAQ fee	3,630	3,630	3,630	3,630	3,630
N-CEN/N-PORT preparation fees	5,545	5,545	5,545	5,545	5,545
Miscellaneous	9,429	8,370	9,999	8,669	9,288
Total expenses	$1,195,257	$519,106	$1,026,454	$614,104	$854,803
Reduction of expenses by investment adviser and distributor	(515,392)	(290,650)	(481,513)	(334,093)	(413,448)
Net expenses	$679,865	$228,456	$544,941	$280,011	$441,355
Net investment income (loss)	$6,267,825	$4,458,565	$6,310,436	$2,977,297	$2,255,064
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(3,864,801)	$(2,566,805)	$(2,883,024)	$(2,066,868)	$(2,307,824)
Capital gain distributions from affiliated issuers	47,773	43,986	105,299	95,650	135,301
Net realized gain (loss)	$(3,817,028)	$(2,522,819)	$(2,777,725)	$(1,971,218)	$(2,172,523)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(46,436,944)	$(27,482,945)	$(52,675,546)	$(35,063,519)	$(42,779,518)
Net realized and unrealized gain (loss)	$(50,253,972)	$(30,005,764)	$(55,453,271)	$(37,034,737)	$(44,952,041)
Change in net assets from operations	$(43,986,147)	$(25,547,199)	$(49,142,835)	$(34,057,440)	$(42,696,977)
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 10/31/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$944,343	$747,727	$435,495	$182,319	$3,517
Other	48	48	32	16	2
Excess expense reimbursement from investment adviser	122,030	105,994	66,512	26,951	612
Total investment income	$1,066,421	$853,769	$502,039	$209,286	$4,131
Expenses
Distribution and service fees	$220,022	$241,463	$150,909	$59,132	$1,256
Shareholder servicing costs	171,036	191,558	128,685	58,080	2,093
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	3,723	3,626	2,638	1,722	1,513
Custodian fee	4,777	4,771	3,606	2,535	3,638
Shareholder communications	5,720	7,396	7,326	5,989	2,352
Audit and tax fees	20,683	20,747	20,680	20,323	15,445
Legal fees	798	791	457	161	17
Registration fees	66,638	66,786	62,414	61,446	95,684
NASDAQ fee	3,630	3,630	3,630	3,630	3,226
N-CEN/N-PORT preparation fees	5,545	5,545	5,545	5,545	5,545
Miscellaneous	8,110	8,009	7,396	6,805	5,145
Total expenses	$519,505	$563,145	$402,109	$234,191	$144,737
Reduction of expenses by investment adviser and distributor	(298,614)	(321,561)	(250,757)	(176,544)	(143,890)
Net expenses	$220,891	$241,584	$151,352	$57,647	$847
Net investment income (loss)	$845,530	$612,185	$350,687	$151,639	$3,284
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(1,989,622)	$(1,932,856)	$(1,236,004)	$(584,507)	$(63,259)
Capital gain distributions from affiliated issuers	92,558	98,923	57,156	23,761	400
Net realized gain (loss)	$(1,897,064)	$(1,833,933)	$(1,178,848)	$(560,746)	$(62,859)
Change in unrealized appreciation or depreciation
Affiliated issuers	$(26,065,760)	$(26,552,098)	$(15,400,130)	$(6,152,364)	$(48,149)
Net realized and unrealized gain (loss)	$(27,962,824)	$(28,386,031)	$(16,578,978)	$(6,713,110)	$(111,008)
Change in net assets from operations	$(27,117,294)	$(27,773,846)	$(16,228,291)	$(6,561,471)	$(107,724)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 10/31/22 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$6,267,825	$4,458,565	$6,310,436	$2,977,297	$2,255,064
Net realized gain (loss)	(3,817,028)	(2,522,819)	(2,777,725)	(1,971,218)	(2,172,523)
Net unrealized gain (loss)	(46,436,944)	(27,482,945)	(52,675,546)	(35,063,519)	(42,779,518)
Change in net assets from operations	$(43,986,147)	$(25,547,199)	$(49,142,835)	$(34,057,440)	$(42,696,977)
Total distributions to shareholders	$(5,115,861)	$—	$—	$—	$—
Change in net assets from fund share transactions	$100,716,520	$3,293,401	$19,505,498	$41,457,221	$52,391,998
Total change in net assets	$51,614,512	$(22,253,798)	$(29,637,337)	$7,399,781	$9,695,021
Net assets
At beginning of period	606,418,804	413,384,451	726,570,657	473,703,976	570,740,213
At end of period	$658,033,316	$391,130,653	$696,933,320	$481,103,757	$580,435,234
Six months ended 10/31/22 (unaudited)	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$845,530	$612,185	$350,687	$151,639	$3,284
Net realized gain (loss)	(1,897,064)	(1,833,933)	(1,178,848)	(560,746)	(62,859)
Net unrealized gain (loss)	(26,065,760)	(26,552,098)	(15,400,130)	(6,152,364)	(48,149)
Change in net assets from operations	$(27,117,294)	$(27,773,846)	$(16,228,291)	$(6,561,471)	$(107,724)
Change in net assets from fund share transactions	$52,614,782	$66,004,693	$34,954,158	$23,741,955	$864,289
Total change in net assets	$25,497,488	$38,230,847	$18,725,867	$17,180,484	$756,565
Net assets
At beginning of period	351,460,035	338,513,882	204,165,513	79,206,386	1,197,919
At end of period	$376,957,523	$376,744,729	$222,891,380	$96,386,870	$1,954,484
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$21,615,542	$16,761,168	$31,615,206	$23,018,018	$29,003,785
Net realized gain (loss)	23,761,719	22,019,488	47,377,296	28,995,513	40,211,853
Net unrealized gain (loss)	(73,559,442)	(55,472,776)	(108,414,506)	(68,863,615)	(88,442,373)
Change in net assets from operations	$(28,182,181)	$(16,692,120)	$(29,422,004)	$(16,850,084)	$(19,226,735)
Total distributions to shareholders	$(39,012,229)	$(31,208,353)	$(64,361,664)	$(37,038,214)	$(50,946,535)
Change in net assets from fund share transactions	$(21,995,852)	$(23,248,616)	$27,408,064	$35,091,421	$27,265,836
Total change in net assets	$(89,190,262)	$(71,149,089)	$(66,375,604)	$(18,796,877)	$(42,907,434)
Net assets
At beginning of period	695,609,066	484,533,540	792,946,261	492,500,853	613,647,647
At end of period	$606,418,804	$413,384,451	$726,570,657	$473,703,976	$570,740,213
Year ended 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Change in net assets
From operations
Net investment income (loss)	$17,513,448	$16,945,910	$9,898,339	$3,479,950	$41,545
Net realized gain (loss)	22,209,834	24,551,475	12,057,674	3,191,124	34,864
Net unrealized gain (loss)	(50,689,207)	(51,421,231)	(28,453,984)	(10,062,604)	(184,925)
Change in net assets from operations	$(10,965,925)	$(9,923,846)	$(6,497,971)	$(3,391,530)	$(108,516)
Total distributions to shareholders	$(28,358,269)	$(29,748,163)	$(15,367,066)	$(4,367,018)	$(41,175)
Change in net assets from fund share transactions	$32,558,781	$13,133,764	$25,039,958	$27,035,263	$1,347,610
Total change in net assets	$(6,765,413)	$(26,538,245)	$3,174,921	$19,276,715	$1,197,919
Net assets
At beginning of period	358,225,448	365,052,127	200,990,592	59,929,671	—
At end of period	$351,460,035	$338,513,882	$204,165,513	$79,206,386	$1,197,919
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.39	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.45	$0.23	$0.30	$0.31	$0.27
Net realized and unrealized gain (loss)	(0.89)	(1.01)	1.72	0.05	0.30	0.20
Total from investment operations	$(0.76)	$(0.56)	$1.95	$0.35	$0.61	$0.47
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.45)	$(0.27)	$(0.31)	$(0.32)	$(0.27)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.11)	$(0.80)	$(0.40)	$(0.45)	$(0.47)	$(0.42)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(6.13)(n)	(4.52)	16.01	2.78	5.18	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.43	0.43	0.45	0.45	0.45
Expenses after expense reductions (h)	0.25(a)	0.23	0.23	0.23	0.23	0.24
Net investment income (loss) (l)	2.19(a)	3.28	1.77	2.37	2.57	2.19
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$186,749	$166,307	$164,096	$124,123	$111,591	$108,482
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.33	$0.15	$0.20	$0.22	$0.17
Net realized and unrealized gain (loss)	(0.90)	(1.00)	1.70	0.04	0.31	0.21
Total from investment operations	$(0.81)	$(0.67)	$1.85	$0.24	$0.53	$0.38
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.06)	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(6.49)(n)	(5.24)	15.16	1.93	4.48	3.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	0.98	0.98	0.98	0.99	0.99
Net investment income (loss) (l)	1.47(a)	2.39	1.15	1.61	1.81	1.40
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$2,372	$1,914	$3,347	$5,774	$9,111	$11,818
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.47	$13.83	$12.28	$12.39	$12.25	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.34	$0.15	$0.20	$0.22	$0.18
Net realized and unrealized gain (loss)	(0.89)	(1.01)	1.70	0.04	0.30	0.21
Total from investment operations	$(0.81)	$(0.67)	$1.85	$0.24	$0.52	$0.39
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.06)	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$11.60	$12.47	$13.83	$12.28	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(6.49)(n)	(5.24)	15.17	1.93	4.40	3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	0.98	0.98	0.98	0.99	0.99
Net investment income (loss) (l)	1.39(a)	2.47	1.16	1.60	1.80	1.43
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$46,082	$55,415	$81,542	$98,286	$112,773	$128,791
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.49	$0.28	$0.33	$0.34	$0.31
Net realized and unrealized gain (loss)	(0.90)	(1.02)	1.70	0.04	0.31	0.19
Total from investment operations	$(0.75)	$(0.53)	$1.98	$0.37	$0.65	$0.50
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.48)	$(0.30)	$(0.34)	$(0.35)	$(0.30)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.12)	$(0.83)	$(0.43)	$(0.48)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(6.01)(n)	(4.28)	16.30	2.96	5.53	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.18	0.18	0.20	0.20	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.42(a)	3.58	2.14	2.61	2.82	2.46
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$44,931	$45,108	$46,956	$34,513	$34,654	$32,496
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.49	$13.85	$12.30	$12.41	$12.26	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.36	$0.14	$0.20	$0.21	$0.18
Net realized and unrealized gain (loss)	(0.90)	(1.03)	1.71	0.04	0.32	0.20
Total from investment operations	$(0.81)	$(0.67)	$1.85	$0.24	$0.53	$0.38
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.06)	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$11.62	$12.49	$13.85	$12.30	$12.41	$12.26
Total return (%) (r)(s)(t)(x)	(6.48)(n)	(5.23)	15.15	1.93	4.48	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	1.00(a)	0.98	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	1.49(a)	2.61	1.08	1.58	1.72	1.42
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$2,712	$1,779	$1,932	$2,493	$3,977	$4,344
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.26	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.40	$0.21	$0.26	$0.28	$0.24
Net realized and unrealized gain (loss)	(0.91)	(1.00)	1.71	0.05	0.30	0.21
Total from investment operations	$(0.78)	$(0.60)	$1.92	$0.31	$0.58	$0.45
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.41)	$(0.24)	$(0.28)	$(0.29)	$(0.24)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.09)	$(0.76)	$(0.37)	$(0.42)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.40	$12.26
Total return (%) (r)(s)(t)(x)	(6.25)(n)	(4.76)	15.73	2.44	4.92	3.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70(a)	0.68	0.69	0.70	0.70	0.70
Expenses after expense reductions (h)	0.50(a)	0.48	0.48	0.48	0.49	0.49
Net investment income (loss) (l)	2.10(a)	2.92	1.60	2.07	2.30	1.91
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$26,750	$7,981	$10,823	$14,259	$19,458	$27,110
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.43	$0.25	$0.30	$0.31	$0.27
Net realized and unrealized gain (loss)	(0.90)	(0.99)	1.70	0.04	0.31	0.20
Total from investment operations	$(0.76)	$(0.56)	$1.95	$0.34	$0.62	$0.47
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.45)	$(0.27)	$(0.31)	$(0.32)	$(0.27)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.11)	$(0.80)	$(0.40)	$(0.45)	$(0.47)	$(0.42)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(6.13)(n)	(4.52)	16.01	2.70	5.26	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.43	0.43	0.45	0.45	0.45
Expenses after expense reductions (h)	0.25(a)	0.23	0.23	0.23	0.24	0.24
Net investment income (loss) (l)	2.26(a)	3.13	1.90	2.39	2.57	2.21
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$113,041	$61,647	$75,909	$67,237	$54,540	$54,156
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.48	$13.84	$12.29	$12.39	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.45	$0.28	$0.33	$0.34	$0.31
Net realized and unrealized gain (loss)	(0.91)	(0.98)	1.70	0.05	0.30	0.19
Total from investment operations	$(0.75)	$(0.53)	$1.98	$0.38	$0.64	$0.50
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.48)	$(0.30)	$(0.34)	$(0.35)	$(0.30)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.12)	$(0.83)	$(0.43)	$(0.48)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$11.61	$12.48	$13.84	$12.29	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(6.01)(n)	(4.28)	16.30	3.04	5.44	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.18	0.19	0.20	0.20	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.58(a)	3.28	2.14	2.61	2.82	2.51
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$33,881	$11,700	$31,138	$41,807	$47,906	$52,790
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.52	$13.88	$12.32	$12.43	$12.29	$12.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.50	$0.30	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss)	(0.91)	(1.02)	1.71	0.04	0.30	0.17
Total from investment operations	$(0.75)	$(0.52)	$2.01	$0.38	$0.65	$0.52
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.49)	$(0.32)	$(0.35)	$(0.36)	$(0.31)
From net realized gain	—	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.13)	$(0.84)	$(0.45)	$(0.49)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$11.64	$12.52	$13.88	$12.32	$12.43	$12.29
Total return (%) (r)(s)(t)(x)	(6.02)(n)	(4.18)	16.44	3.04	5.52	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.09	0.10	0.12	0.12	0.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.64(a)	3.61	2.24	2.69	2.84	2.83
Portfolio turnover	13(n)	7	12	15	10	11
Net assets at end of period (000 omitted)	$201,514	$81,457	$87,750	$42,065	$33,595	$26,728

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.38	$15.00	$12.75	$13.03	$12.83	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.51	$0.25	$0.30	$0.33	$0.29
Net realized and unrealized gain (loss)	(1.00)	(1.09)	2.38	(0.11)	0.35	0.62
Total from investment operations	$(0.86)	$(0.58)	$2.63	$0.19	$0.68	$0.91
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.26)	$(0.28)	$(0.31)	$(0.35)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(1.04)	$(0.38)	$(0.47)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$12.52	$13.38	$15.00	$12.75	$13.03	$12.83
Total return (%) (r)(s)(t)(x)	(6.43)(n)	(4.47)	20.70	1.25	5.70	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.46	0.47	0.51	0.52	0.54
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.23	0.22	0.23
Net investment income (loss) (l)	2.07(a)	3.41	1.77	2.25	2.62	2.28
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$23,527	$26,794	$29,637	$26,335	$19,689	$16,710
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.29	$14.89	$12.64	$12.93	$12.72	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.40	$0.14	$0.20	$0.23	$0.19
Net realized and unrealized gain (loss)	(0.98)	(1.09)	2.36	(0.12)	0.36	0.60
Total from investment operations	$(0.90)	$(0.69)	$2.50	$0.08	$0.59	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.13)	$(0.18)	$(0.21)	$(0.25)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(0.91)	$(0.25)	$(0.37)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$12.39	$13.29	$14.89	$12.64	$12.93	$12.72
Total return (%) (r)(s)(t)(x)	(6.77)(n)	(5.15)	19.83	0.48	4.96	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.21	1.22	1.26	1.27	1.29
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.97	1.00
Net investment income (loss) (l)	1.30(a)	2.71	1.00	1.49	1.82	1.47
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$930	$1,156	$1,447	$1,632	$1,501	$1,472
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.20	$14.80	$12.58	$12.86	$12.66	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.40	$0.14	$0.19	$0.22	$0.19
Net realized and unrealized gain (loss)	(0.97)	(1.09)	2.35	(0.11)	0.37	0.60
Total from investment operations	$(0.89)	$(0.69)	$2.49	$0.08	$0.59	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.15)	$(0.17)	$(0.22)	$(0.26)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(0.91)	$(0.27)	$(0.36)	$(0.39)	$(0.34)
Net asset value, end of period (x)	$12.31	$13.20	$14.80	$12.58	$12.86	$12.66
Total return (%) (r)(s)(t)(x)	(6.74)(n)	(5.19)	19.86	0.45	4.94	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.21	1.22	1.26	1.27	1.29
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	1.31(a)	2.74	1.03	1.46	1.78	1.50
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$3,509	$3,571	$4,618	$3,852	$4,186	$3,571
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.43	$15.06	$12.79	$13.08	$12.87	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.55	$0.30	$0.33	$0.41	$0.25
Net realized and unrealized gain (loss)	(0.99)	(1.10)	2.38	(0.12)	0.32	0.68
Total from investment operations	$(0.84)	$(0.55)	$2.68	$0.21	$0.73	$0.93
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.29)	$(0.31)	$(0.35)	$(0.38)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(1.08)	$(0.41)	$(0.50)	$(0.52)	$(0.46)
Net asset value, end of period (x)	$12.59	$13.43	$15.06	$12.79	$13.08	$12.87
Total return (%) (r)(s)(t)(x)	(6.25)(n)	(4.26)	21.10	1.38	6.05	7.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.21	0.22	0.26	0.27	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.27(a)	3.68	2.08	2.49	3.23	1.96
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$2,981	$4,104	$3,131	$1,445	$1,228	$538
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.44	$15.04	$12.65	$12.95	$12.76	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.39	$0.09	$0.19	$0.22	$0.20
Net realized and unrealized gain (loss)	(1.00)	(1.09)	2.42	(0.12)	0.37	0.60
Total from investment operations	$(0.91)	$(0.70)	$2.51	$0.07	$0.59	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$—	$(0.18)	$(0.23)	$(0.29)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(0.90)	$(0.12)	$(0.37)	$(0.40)	$(0.37)
Net asset value, end of period (x)	$12.53	$13.44	$15.04	$12.65	$12.95	$12.76
Total return (%) (r)(s)(t)(x)	(6.77)(n)	(5.19)	19.86	0.37	4.97	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.21	1.23	1.26	1.27	1.30
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	1.33(a)	2.61	0.67	1.46	1.76	1.58
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$308	$310	$374	$1,902	$1,578	$1,234
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.35	$14.95	$12.69	$12.96	$12.74	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.47	$0.21	$0.25	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.99)	(1.08)	2.37	(0.11)	0.37	0.60
Total from investment operations	$(0.87)	$(0.61)	$2.58	$0.14	$0.65	$0.86
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.20)	$(0.22)	$(0.26)	$(0.33)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(0.99)	$(0.32)	$(0.41)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$12.48	$13.35	$14.95	$12.69	$12.96	$12.74
Total return (%) (r)(s)(t)(x)	(6.52)(n)	(4.64)	20.43	0.93	5.48	6.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.71	0.73	0.76	0.77	0.79
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.49	0.50
Net investment income (loss) (l)	1.84(a)	3.15	1.49	1.89	2.21	2.06
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$15,117	$16,771	$21,994	$26,607	$36,121	$35,799
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.37	$14.98	$12.73	$13.02	$12.81	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.51	$0.25	$0.30	$0.33	$0.29
Net realized and unrealized gain (loss)	(0.99)	(1.08)	2.38	(0.12)	0.36	0.60
Total from investment operations	$(0.86)	$(0.57)	$2.63	$0.18	$0.69	$0.89
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.26)	$(0.28)	$(0.31)	$(0.35)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(1.04)	$(0.38)	$(0.47)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$12.51	$13.37	$14.98	$12.73	$13.02	$12.81
Total return (%) (r)(s)(t)(x)	(6.43)(n)	(4.41)	20.74	1.17	5.75	7.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.46	0.47	0.51	0.52	0.54
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	2.06(a)	3.43	1.80	2.25	2.56	2.24
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$96,444	$109,420	$112,826	$95,013	$76,112	$63,426
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.47	$15.09	$12.81	$13.10	$12.88	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.52	$0.28	$0.33	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.99)	(1.08)	2.40	(0.12)	0.37	0.58
Total from investment operations	$(0.84)	$(0.56)	$2.68	$0.21	$0.73	$0.93
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.28)	$(0.31)	$(0.34)	$(0.37)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(1.06)	$(0.40)	$(0.50)	$(0.51)	$(0.45)
Net asset value, end of period (x)	$12.63	$13.47	$15.09	$12.81	$13.10	$12.88
Total return (%) (r)(s)(t)(x)	(6.24)(n)	(4.26)	21.06	1.37	6.06	7.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.21	0.23	0.26	0.27	0.28
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.32(a)	3.43	2.00	2.49	2.82	2.68
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$32,173	$34,089	$82,037	$105,160	$105,032	$81,894
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.47	$15.09	$12.82	$13.10	$12.88	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.58	$0.32	$0.35	$0.38	$0.40
Net realized and unrealized gain (loss)	(1.00)	(1.10)	2.38	(0.12)	0.37	0.55
Total from investment operations	$(0.84)	$(0.52)	$2.70	$0.23	$0.75	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.31)	$(0.32)	$(0.36)	$(0.40)
From net realized gain	—	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$—	$(1.10)	$(0.43)	$(0.51)	$(0.53)	$(0.48)
Net asset value, end of period (x)	$12.63	$13.47	$15.09	$12.82	$13.10	$12.88
Total return (%) (r)(s)(t)(x)	(6.24)(n)	(4.06)	21.17	1.57	6.21	7.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.07	0.08	0.12	0.14	0.15
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.45(a)	3.88	2.22	2.63	2.93	3.08
Portfolio turnover	9(n)	14	24	18	14	37
Net assets at end of period (000 omitted)	$216,141	$217,171	$228,469	$65,523	$47,026	$32,384

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.03	$18.20	$14.61	$15.59	$15.48	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.72	$0.26	$0.32	$0.37	$0.34
Net realized and unrealized gain (loss)	(1.23)	(1.34)	3.96	(0.46)	0.49	1.13
Total from investment operations	$(1.10)	$(0.62)	$4.22	$(0.14)	$0.86	$1.47
Less distributions declared to shareholders
From net investment income	$—	$(0.73)	$(0.27)	$(0.32)	$(0.36)	$(0.36)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.55)	$(0.63)	$(0.84)	$(0.75)	$(0.56)
Net asset value, end of period (x)	$14.93	$16.03	$18.20	$14.61	$15.59	$15.48
Total return (%) (r)(s)(t)(x)	(6.86)(n)	(4.25)	29.17	(1.36)	6.24	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.44	0.44	0.46	0.46	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.24	0.24	0.23	0.23
Net investment income (loss) (l)	1.65(a)	3.95	1.56	2.07	2.40	2.18
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$73,885	$78,464	$81,398	$66,732	$63,579	$61,458
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.82	$17.96	$14.41	$15.37	$15.26	$14.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.55	$0.13	$0.20	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.21)	(1.30)	3.91	(0.46)	0.50	1.13
Total from investment operations	$(1.14)	$(0.75)	$4.04	$(0.26)	$0.75	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.13)	$(0.18)	$(0.25)	$(0.25)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.39)	$(0.49)	$(0.70)	$(0.64)	$(0.45)
Net asset value, end of period (x)	$14.68	$15.82	$17.96	$14.41	$15.37	$15.26
Total return (%) (r)(s)(t)(x)	(7.21)(n)	(4.98)	28.24	(2.07)	5.44	9.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.19	1.19	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	0.88(a)	3.09	0.82	1.29	1.67	1.42
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$3,583	$4,398	$6,394	$6,495	$8,727	$8,834
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.69	$17.84	$14.31	$15.27	$15.16	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.56	$0.14	$0.19	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.20)	(1.30)	3.87	(0.44)	0.49	1.11
Total from investment operations	$(1.13)	$(0.74)	$4.01	$(0.25)	$0.74	$1.32
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.12)	$(0.19)	$(0.24)	$(0.25)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.41)	$(0.48)	$(0.71)	$(0.63)	$(0.45)
Net asset value, end of period (x)	$14.56	$15.69	$17.84	$14.31	$15.27	$15.16
Total return (%) (r)(s)(t)(x)	(7.20)(n)	(4.97)	28.24	(2.05)	5.46	9.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.19	1.19	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	0.87(a)	3.15	0.85	1.26	1.63	1.42
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$7,683	$10,573	$12,826	$13,474	$15,790	$15,885
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.12	$18.30	$14.69	$15.66	$15.55	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.85	$0.31	$0.36	$0.42	$0.38
Net realized and unrealized gain (loss)	(1.24)	(1.43)	3.98	(0.46)	0.48	1.14
Total from investment operations	$(1.09)	$(0.58)	$4.29	$(0.10)	$0.90	$1.52
Less distributions declared to shareholders
From net investment income	$—	$(0.78)	$(0.32)	$(0.35)	$(0.40)	$(0.40)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.60)	$(0.68)	$(0.87)	$(0.79)	$(0.60)
Net asset value, end of period (x)	$15.03	$16.12	$18.30	$14.69	$15.66	$15.55
Total return (%) (r)(s)(t)(x)	(6.76)(n)	(4.02)	29.48	(1.07)	6.50	10.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.19	0.19	0.21	0.21	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.93(a)	4.65	1.86	2.29	2.70	2.48
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$6,661	$6,552	$6,274	$2,395	$2,282	$2,171
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.89	$18.05	$14.43	$15.42	$15.32	$14.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.58	$0.11	$0.21	$0.26	$0.21
Net realized and unrealized gain (loss)	(1.21)	(1.34)	3.94	(0.46)	0.48	1.13
Total from investment operations	$(1.14)	$(0.76)	$4.05	$(0.25)	$0.74	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.07)	$(0.22)	$(0.25)	$(0.26)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.40)	$(0.43)	$(0.74)	$(0.64)	$(0.46)
Net asset value, end of period (x)	$14.75	$15.89	$18.05	$14.43	$15.42	$15.32
Total return (%) (r)(s)(t)(x)	(7.17)(n)	(5.00)	28.21	(2.06)	5.42	9.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.19	1.20	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	0.99	1.00	0.99	0.99
Net investment income (loss) (l)	0.88(a)	3.21	0.66	1.38	1.69	1.38
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$3,618	$4,148	$5,636	$7,150	$7,423	$6,825
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.88	$18.04	$14.47	$15.43	$15.32	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.65	$0.20	$0.28	$0.33	$0.30
Net realized and unrealized gain (loss)	(1.22)	(1.31)	3.94	(0.46)	0.49	1.12
Total from investment operations	$(1.11)	$(0.66)	$4.14	$(0.18)	$0.82	$1.42
Less distributions declared to shareholders
From net investment income	$—	$(0.68)	$(0.21)	$(0.26)	$(0.32)	$(0.33)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.50)	$(0.57)	$(0.78)	$(0.71)	$(0.53)
Net asset value, end of period (x)	$14.77	$15.88	$18.04	$14.47	$15.43	$15.32
Total return (%) (r)(s)(t)(x)	(6.99)(n)	(4.50)	28.84	(1.60)	6.00	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70(a)	0.69	0.70	0.71	0.71	0.71
Expenses after expense reductions (h)	0.50(a)	0.50	0.49	0.49	0.49	0.49
Net investment income (loss) (l)	1.40(a)	3.64	1.24	1.78	2.17	1.95
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$45,409	$51,968	$60,402	$66,342	$78,171	$112,223
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.98	$18.15	$14.57	$15.54	$15.44	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.69	$0.26	$0.32	$0.37	$0.34
Net realized and unrealized gain (loss)	(1.23)	(1.31)	3.95	(0.45)	0.49	1.12
Total from investment operations	$(1.10)	$(0.62)	$4.21	$(0.13)	$0.86	$1.46
Less distributions declared to shareholders
From net investment income	$—	$(0.73)	$(0.27)	$(0.32)	$(0.37)	$(0.36)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.55)	$(0.63)	$(0.84)	$(0.76)	$(0.56)
Net asset value, end of period (x)	$14.88	$15.98	$18.15	$14.57	$15.54	$15.44
Total return (%) (r)(s)(t)(x)	(6.88)(n)	(4.27)	29.18	(1.31)	6.21	10.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.44	0.44	0.46	0.46	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	1.64(a)	3.84	1.58	2.06	2.44	2.20
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$183,499	$196,297	$196,178	$158,189	$146,737	$136,815
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.17	$18.34	$14.70	$15.68	$15.56	$14.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.71	$0.30	$0.37	$0.40	$0.40
Net realized and unrealized gain (loss)	(1.24)	(1.29)	4.01	(0.48)	0.51	1.11
Total from investment operations	$(1.09)	$(0.58)	$4.31	$(0.11)	$0.91	$1.51
Less distributions declared to shareholders
From net investment income	$—	$(0.77)	$(0.31)	$(0.35)	$(0.40)	$(0.39)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.59)	$(0.67)	$(0.87)	$(0.79)	$(0.59)
Net asset value, end of period (x)	$15.08	$16.17	$18.34	$14.70	$15.68	$15.56
Total return (%) (r)(s)(t)(x)	(6.74)(n)	(4.03)	29.58	(1.14)	6.56	10.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.19	0.20	0.21	0.21	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.90(a)	3.87	1.80	2.32	2.61	2.57
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$53,801	$58,095	$123,740	$162,913	$158,288	$148,064
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.15	$18.33	$14.70	$15.68	$15.56	$14.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.79	$0.34	$0.38	$0.44	$0.45
Net realized and unrealized gain (loss)	(1.23)	(1.35)	3.98	(0.47)	0.49	1.08
Total from investment operations	$(1.07)	$(0.56)	$4.32	$(0.09)	$0.93	$1.53
Less distributions declared to shareholders
From net investment income	$—	$(0.80)	$(0.33)	$(0.37)	$(0.42)	$(0.42)
From net realized gain	—	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$—	$(1.62)	$(0.69)	$(0.89)	$(0.81)	$(0.62)
Net asset value, end of period (x)	$15.08	$16.15	$18.33	$14.70	$15.68	$15.56
Total return (%) (r)(s)(t)(x)	(6.63)(n)	(3.92)	29.71	(1.02)	6.71	10.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.05	0.06	0.08	0.08	0.08
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.03(a)	4.34	2.01	2.44	2.86	2.91
Portfolio turnover	5(n)	15	27	18	18	19
Net assets at end of period (000 omitted)	$318,794	$316,077	$300,098	$116,212	$108,358	$73,753

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.63	$18.63	$13.79	$14.94	$14.61	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.88	$0.23	$0.29	$0.34	$0.31
Net realized and unrealized gain (loss)	(1.29)	(1.44)	5.04	(0.85)	0.52	1.28
Total from investment operations	$(1.20)	$(0.56)	$5.27	$(0.56)	$0.86	$1.59
Less distributions declared to shareholders
From net investment income	$—	$(0.86)	$(0.23)	$(0.29)	$(0.32)	$(0.37)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.44)	$(0.43)	$(0.59)	$(0.53)	$(0.47)
Net asset value, end of period (x)	$15.43	$16.63	$18.63	$13.79	$14.94	$14.61
Total return (%) (r)(s)(t)(x)	(7.22)(n)	(3.84)	38.48	(4.23)	6.50	11.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.47	0.48	0.52	0.54	0.56
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	1.09(a)	4.67	1.41	1.96	2.36	2.13
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$29,301	$29,272	$27,770	$20,382	$16,563	$15,369
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.52	$18.50	$13.70	$14.84	$14.49	$13.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.69	$0.11	$0.17	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.28)	(1.39)	4.99	(0.85)	0.54	1.28
Total from investment operations	$(1.25)	$(0.70)	$5.10	$(0.68)	$0.76	$1.47
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.10)	$(0.16)	$(0.20)	$(0.27)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.28)	$(0.30)	$(0.46)	$(0.41)	$(0.37)
Net asset value, end of period (x)	$15.27	$16.52	$18.50	$13.70	$14.84	$14.49
Total return (%) (r)(s)(t)(x)	(7.57)(n)	(4.53)	37.44	(4.98)	5.71	10.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.23	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.33(a)	3.72	0.65	1.12	1.55	1.31
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$1,167	$1,370	$1,597	$1,387	$1,650	$1,730
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.40	$18.38	$13.62	$14.78	$14.45	$13.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.69	$0.10	$0.19	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.28)	(1.37)	4.97	(0.87)	0.53	1.28
Total from investment operations	$(1.25)	$(0.68)	$5.07	$(0.68)	$0.75	$1.47
Less distributions declared to shareholders
From net investment income	$—	$(0.72)	$(0.11)	$(0.18)	$(0.21)	$(0.27)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.30)	$(0.31)	$(0.48)	$(0.42)	$(0.37)
Net asset value, end of period (x)	$15.15	$16.40	$18.38	$13.62	$14.78	$14.45
Total return (%) (r)(s)(t)(x)	(7.62)(n)	(4.50)	37.40	(4.97)	5.69	11.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.23	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	0.99	1.00
Net investment income (loss) (l)	0.35(a)	3.72	0.63	1.26	1.54	1.35
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$3,456	$3,413	$3,514	$2,632	$2,730	$2,510
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.69	$18.68	$13.82	$14.97	$14.64	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.88	$0.27	$0.32	$0.37	$0.38
Net realized and unrealized gain (loss)	(1.29)	(1.38)	5.05	(0.85)	0.53	1.25
Total from investment operations	$(1.18)	$(0.50)	$5.32	$(0.53)	$0.90	$1.63
Less distributions declared to shareholders
From net investment income	$—	$(0.91)	$(0.26)	$(0.32)	$(0.36)	$(0.40)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.49)	$(0.46)	$(0.62)	$(0.57)	$(0.50)
Net asset value, end of period (x)	$15.51	$16.69	$18.68	$13.82	$14.97	$14.64
Total return (%) (r)(s)(t)(x)	(7.07)(n)	(3.55)	38.83	(4.03)	6.76	12.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.22	0.23	0.27	0.29	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.34(a)	4.69	1.66	2.17	2.55	2.59
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$1,793	$1,365	$1,267	$714	$843	$636
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.59	$18.59	$13.70	$14.83	$14.50	$13.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.72	$(0.01)	$0.15	$0.22	$0.23
Net realized and unrealized gain (loss)	(1.28)	(1.42)	5.10	(0.84)	0.54	1.25
Total from investment operations	$(1.25)	$(0.70)	$5.09	$(0.69)	$0.76	$1.48
Less distributions declared to shareholders
From net investment income	$—	$(0.72)	$—	$(0.14)	$(0.22)	$(0.32)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.30)	$(0.20)	$(0.44)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$15.34	$16.59	$18.59	$13.70	$14.83	$14.50
Total return (%) (r)(s)(t)(x)	(7.53)(n)	(4.52)	37.27	(5.01)	5.72	11.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.22	1.24	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.33(a)	3.84	(0.05)	1.00	1.55	1.61
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$941	$932	$470	$1,835	$2,535	$1,974
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.64	$18.61	$13.75	$14.89	$14.54	$13.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.75	$0.16	$0.23	$0.27	$0.27
Net realized and unrealized gain (loss)	(1.29)	(1.35)	5.04	(0.84)	0.56	1.28
Total from investment operations	$(1.22)	$(0.60)	$5.20	$(0.61)	$0.83	$1.55
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.14)	$(0.23)	$(0.27)	$(0.34)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.37)	$(0.34)	$(0.53)	$(0.48)	$(0.44)
Net asset value, end of period (x)	$15.42	$16.64	$18.61	$13.75	$14.89	$14.54
Total return (%) (r)(s)(t)(x)	(7.33)(n)	(4.01)	38.06	(4.50)	6.23	11.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.72	0.74	0.77	0.79	0.81
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.85(a)	4.01	0.97	1.58	1.84	1.86
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$15,282	$17,075	$20,783	$26,572	$32,592	$32,185
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.65	$18.64	$13.80	$14.96	$14.63	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.83	$0.23	$0.30	$0.34	$0.30
Net realized and unrealized gain (loss)	(1.29)	(1.38)	5.04	(0.87)	0.52	1.30
Total from investment operations	$(1.20)	$(0.55)	$5.27	$(0.57)	$0.86	$1.60
Less distributions declared to shareholders
From net investment income	$—	$(0.86)	$(0.23)	$(0.29)	$(0.32)	$(0.37)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.44)	$(0.43)	$(0.59)	$(0.53)	$(0.47)
Net asset value, end of period (x)	$15.45	$16.65	$18.64	$13.80	$14.96	$14.63
Total return (%) (r)(s)(t)(x)	(7.21)(n)	(3.81)	38.44	(4.27)	6.46	11.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.47	0.48	0.52	0.54	0.56
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.08(a)	4.41	1.40	2.00	2.31	2.10
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$129,818	$142,758	$141,555	$96,287	$71,027	$58,283
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.78	$18.76	$13.87	$15.02	$14.69	$13.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.78	$0.25	$0.33	$0.38	$0.38
Net realized and unrealized gain (loss)	(1.30)	(1.29)	5.09	(0.86)	0.52	1.26
Total from investment operations	$(1.19)	$(0.51)	$5.34	$(0.53)	$0.90	$1.64
Less distributions declared to shareholders
From net investment income	$—	$(0.89)	$(0.25)	$(0.32)	$(0.36)	$(0.39)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.47)	$(0.45)	$(0.62)	$(0.57)	$(0.49)
Net asset value, end of period (x)	$15.59	$16.78	$18.76	$13.87	$15.02	$14.69
Total return (%) (r)(s)(t)(x)	(7.09)(n)	(3.56)	38.82	(4.01)	6.73	12.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.22	0.23	0.27	0.29	0.30
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.34(a)	4.12	1.56	2.22	2.58	2.61
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$38,579	$39,766	$89,097	$120,415	$115,939	$87,528
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.77	$18.76	$13.87	$15.02	$14.69	$13.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.94	$0.31	$0.35	$0.39	$0.44
Net realized and unrealized gain (loss)	(1.30)	(1.42)	5.07	(0.86)	0.53	1.22
Total from investment operations	$(1.18)	$(0.48)	$5.38	$(0.51)	$0.92	$1.66
Less distributions declared to shareholders
From net investment income	$—	$(0.93)	$(0.29)	$(0.34)	$(0.38)	$(0.42)
From net realized gain	—	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$—	$(1.51)	$(0.49)	$(0.64)	$(0.59)	$(0.52)
Net asset value, end of period (x)	$15.59	$16.77	$18.76	$13.87	$15.02	$14.69
Total return (%) (r)(s)(t)(x)	(7.04)(n)	(3.42)	39.08	(3.90)	6.90	12.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.07	0.09	0.12	0.15	0.16
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.48(a)	4.97	1.86	2.35	2.67	3.03
Portfolio turnover	4(n)	18	28	13	12	33
Net assets at end of period (000 omitted)	$260,767	$237,753	$206,449	$62,093	$44,655	$26,567

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.03	$20.33	$14.79	$16.46	$16.38	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.94	$0.21	$0.30	$0.35	$0.31
Net realized and unrealized gain (loss)	(1.41)	(1.48)	5.86	(1.02)	0.57	1.61
Total from investment operations	$(1.35)	$(0.54)	$6.07	$(0.72)	$0.92	$1.92
Less distributions declared to shareholders
From net investment income	$—	$(0.97)	$(0.22)	$(0.30)	$(0.36)	$(0.36)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.76)	$(0.53)	$(0.95)	$(0.84)	$(0.54)
Net asset value, end of period (x)	$16.68	$18.03	$20.33	$14.79	$16.46	$16.38
Total return (%) (r)(s)(t)(x)	(7.49)(n)	(3.60)	41.38	(5.08)	6.45	12.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.45	0.46	0.49	0.48	0.48
Expenses after expense reductions (h)	0.25(a)	0.25	0.24	0.24	0.24	0.24
Net investment income (loss) (l)	0.67(a)	4.60	1.21	1.86	2.15	1.90
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$46,588	$50,245	$56,524	$41,909	$36,747	$36,354
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.92	$20.20	$14.68	$16.34	$16.23	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.78	$0.08	$0.17	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.39)	(1.48)	5.81	(1.01)	0.59	1.59
Total from investment operations	$(1.40)	$(0.70)	$5.89	$(0.84)	$0.81	$1.78
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.06)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.58)	$(0.37)	$(0.82)	$(0.70)	$(0.42)
Net asset value, end of period (x)	$16.52	$17.92	$20.20	$14.68	$16.34	$16.23
Total return (%) (r)(s)(t)(x)	(7.81)(n)	(4.34)	40.36	(5.80)	5.66	12.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.20	1.21	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	(0.09)(a)	3.85	0.44	1.05	1.39	1.20
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$2,213	$2,641	$3,527	$3,577	$4,588	$4,965
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.64	$19.94	$14.48	$16.13	$16.03	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.77	$0.08	$0.16	$0.21	$0.19
Net realized and unrealized gain (loss)	(1.37)	(1.46)	5.73	(0.99)	0.58	1.57
Total from investment operations	$(1.38)	$(0.69)	$5.81	$(0.83)	$0.79	$1.76
Less distributions declared to shareholders
From net investment income	$—	$(0.82)	$(0.04)	$(0.17)	$(0.21)	$(0.25)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.61)	$(0.35)	$(0.82)	$(0.69)	$(0.43)
Net asset value, end of period (x)	$16.26	$17.64	$19.94	$14.48	$16.13	$16.03
Total return (%) (r)(s)(t)(x)	(7.82)(n)	(4.40)	40.39	(5.79)	5.65	11.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.20	1.22	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	(0.09)(a)	3.84	0.48	1.03	1.35	1.19
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$7,176	$7,809	$8,727	$9,202	$10,994	$11,735
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.17	$20.49	$14.91	$16.57	$16.47	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$1.04	$0.28	$0.32	$0.42	$0.37
Net realized and unrealized gain (loss)	(1.41)	(1.54)	5.88	(1.00)	0.55	1.60
Total from investment operations	$(1.33)	$(0.50)	$6.16	$(0.68)	$0.97	$1.97
Less distributions declared to shareholders
From net investment income	$—	$(1.03)	$(0.27)	$(0.33)	$(0.39)	$(0.40)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.82)	$(0.58)	$(0.98)	$(0.87)	$(0.58)
Net asset value, end of period (x)	$16.84	$18.17	$20.49	$14.91	$16.57	$16.47
Total return (%) (r)(s)(t)(x)	(7.32)(n)	(3.41)	41.67	(4.81)	6.75	13.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.20	0.21	0.24	0.23	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.92(a)	5.06	1.57	1.92	2.55	2.30
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$7,204	$5,129	$3,870	$1,201	$1,432	$1,622
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.82	$20.13	$14.61	$16.27	$16.16	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.79	$0.05	$0.16	$0.21	$0.18
Net realized and unrealized gain (loss)	(1.38)	(1.48)	5.81	(1.00)	0.60	1.58
Total from investment operations	$(1.39)	$(0.69)	$5.86	$(0.84)	$0.81	$1.76
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.03)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.62)	$(0.34)	$(0.82)	$(0.70)	$(0.42)
Net asset value, end of period (x)	$16.43	$17.82	$20.13	$14.61	$16.27	$16.16
Total return (%) (r)(s)(t)(x)	(7.80)(n)	(4.36)	40.32	(5.80)	5.71	11.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.20	1.22	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	(0.09)(a)	3.90	0.29	1.01	1.32	1.16
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$3,518	$4,001	$3,965	$4,153	$4,958	$4,606
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.91	$20.21	$14.70	$16.34	$16.24	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.87	$0.16	$0.24	$0.31	$0.27
Net realized and unrealized gain (loss)	(1.40)	(1.46)	5.82	(0.99)	0.57	1.59
Total from investment operations	$(1.36)	$(0.59)	$5.98	$(0.75)	$0.88	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(0.92)	$(0.16)	$(0.24)	$(0.30)	$(0.32)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.71)	$(0.47)	$(0.89)	$(0.78)	$(0.50)
Net asset value, end of period (x)	$16.55	$17.91	$20.21	$14.70	$16.34	$16.24
Total return (%) (r)(s)(t)(x)	(7.59)(n)	(3.89)	40.98	(5.30)	6.23	12.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71(a)	0.70	0.72	0.74	0.73	0.73
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.49	0.50
Net investment income (loss) (l)	0.41(a)	4.26	0.90	1.49	1.92	1.69
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$38,142	$44,155	$53,097	$48,086	$59,429	$86,042
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.02	$20.33	$14.80	$16.46	$16.37	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.94	$0.22	$0.30	$0.36	$0.31
Net realized and unrealized gain (loss)	(1.41)	(1.48)	5.84	(1.01)	0.56	1.61
Total from investment operations	$(1.35)	$(0.54)	$6.06	$(0.71)	$0.92	$1.92
Less distributions declared to shareholders
From net investment income	$—	$(0.98)	$(0.22)	$(0.30)	$(0.35)	$(0.37)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.77)	$(0.53)	$(0.95)	$(0.83)	$(0.55)
Net asset value, end of period (x)	$16.67	$18.02	$20.33	$14.80	$16.46	$16.37
Total return (%) (r)(s)(t)(x)	(7.49)(n)	(3.63)	41.32	(5.02)	6.45	12.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.45	0.46	0.49	0.48	0.48
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	0.66(a)	4.60	1.26	1.82	2.20	1.94
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$159,218	$171,589	$156,544	$104,521	$89,830	$88,577
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.26	$20.56	$14.94	$16.61	$16.51	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.91	$0.25	$0.34	$0.39	$0.39
Net realized and unrealized gain (loss)	(1.43)	(1.40)	5.93	(1.02)	0.58	1.58
Total from investment operations	$(1.35)	$(0.49)	$6.18	$(0.68)	$0.97	$1.97
Less distributions declared to shareholders
From net investment income	$—	$(1.02)	$(0.25)	$(0.34)	$(0.39)	$(0.39)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.81)	$(0.56)	$(0.99)	$(0.87)	$(0.57)
Net asset value, end of period (x)	$16.91	$18.26	$20.56	$14.94	$16.61	$16.51
Total return (%) (r)(s)(t)(x)	(7.39)(n)	(3.38)	41.74	(4.84)	6.73	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.20	0.22	0.24	0.23	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.92(a)	4.36	1.40	2.07	2.36	2.44
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$39,475	$41,621	$105,822	$144,006	$143,534	$145,328
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.24	$20.55	$14.94	$16.61	$16.51	$15.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$1.06	$0.31	$0.36	$0.43	$0.43
Net realized and unrealized gain (loss)	(1.42)	(1.52)	5.89	(1.02)	0.56	1.56
Total from investment operations	$(1.33)	$(0.46)	$6.20	$(0.66)	$0.99	$1.99
Less distributions declared to shareholders
From net investment income	$—	$(1.06)	$(0.28)	$(0.36)	$(0.41)	$(0.42)
From net realized gain	—	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$—	$(1.85)	$(0.59)	$(1.01)	$(0.89)	$(0.60)
Net asset value, end of period (x)	$16.91	$18.24	$20.55	$14.94	$16.61	$16.51
Total return (%) (r)(s)(t)(x)	(7.29)(n)	(3.24)	41.92	(4.72)	6.89	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.06	0.08	0.10	0.10	0.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.05(a)	5.12	1.69	2.20	2.62	2.63
Portfolio turnover	4(n)	14	27	13	17	18
Net assets at end of period (000 omitted)	$276,900	$243,550	$221,571	$77,824	$75,378	$49,071

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.72	$19.84	$14.08	$15.53	$15.15	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.97	$0.19	$0.28	$0.32	$0.30
Net realized and unrealized gain (loss)	(1.40)	(1.46)	5.97	(1.12)	0.57	1.52
Total from investment operations	$(1.37)	$(0.49)	$6.16	$(0.84)	$0.89	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.98)	$(0.19)	$(0.27)	$(0.31)	$(0.35)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.63)	$(0.40)	$(0.61)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$16.35	$17.72	$19.84	$14.08	$15.53	$15.15
Total return (%) (r)(s)(t)(x)	(7.73)(n)	(3.41)	44.10	(5.93)	6.45	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.49	0.51	0.57	0.60	0.62
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.31(a)	4.83	1.09	1.78	2.13	1.99
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$19,775	$19,763	$18,980	$11,409	$8,749	$7,789
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.60	$19.71	$14.00	$15.43	$15.03	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.79	$0.05	$0.14	$0.20	$0.17
Net realized and unrealized gain (loss)	(1.37)	(1.44)	5.93	(1.10)	0.59	1.51
Total from investment operations	$(1.41)	$(0.65)	$5.98	$(0.96)	$0.79	$1.68
Less distributions declared to shareholders
From net investment income	$—	$(0.81)	$(0.06)	$(0.13)	$(0.19)	$(0.24)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.46)	$(0.27)	$(0.47)	$(0.39)	$(0.35)
Net asset value, end of period (x)	$16.19	$17.60	$19.71	$14.00	$15.43	$15.03
Total return (%) (r)(s)(t)(x)	(8.01)(n)	(4.13)	42.95	(6.62)	5.71	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.24	1.26	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.45)(a)	3.98	0.30	0.89	1.31	1.15
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$665	$736	$930	$724	$919	$948
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.50	$19.62	$13.91	$15.35	$14.97	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.78	$0.05	$0.16	$0.20	$0.19
Net realized and unrealized gain (loss)	(1.37)	(1.42)	5.90	(1.11)	0.58	1.48
Total from investment operations	$(1.41)	$(0.64)	$5.95	$(0.95)	$0.78	$1.67
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.03)	$(0.15)	$(0.20)	$(0.25)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.48)	$(0.24)	$(0.49)	$(0.40)	$(0.36)
Net asset value, end of period (x)	$16.09	$17.50	$19.62	$13.91	$15.35	$14.97
Total return (%) (r)(s)(t)(x)	(8.06)(n)	(4.13)	43.01	(6.60)	5.70	12.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.24	1.27	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00(a)	1.00	0.99	0.97	0.99	1.00
Net investment income (loss) (l)	(0.44)(a)	3.93	0.30	1.02	1.37	1.28
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$2,382	$2,027	$1,943	$1,960	$2,301	$1,966
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.82	$19.94	$14.15	$15.60	$15.22	$13.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$1.01	$0.24	$0.31	$0.36	$0.33
Net realized and unrealized gain (loss)	(1.40)	(1.45)	6.00	(1.12)	0.57	1.53
Total from investment operations	$(1.35)	$(0.44)	$6.24	$(0.81)	$0.93	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(1.03)	$(0.24)	$(0.30)	$(0.35)	$(0.38)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.68)	$(0.45)	$(0.64)	$(0.55)	$(0.49)
Net asset value, end of period (x)	$16.47	$17.82	$19.94	$14.15	$15.60	$15.22
Total return (%) (r)(s)(t)(x)	(7.58)(n)	(3.17)	44.43	(5.72)	6.75	13.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.24	0.25	0.32	0.35	0.37
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.56(a)	5.03	1.37	2.01	2.40	2.24
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$2,481	$2,458	$2,145	$395	$296	$161
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.67	$19.74	$13.97	$15.41	$15.06	$13.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.69	$(0.04)	$0.15	$0.23	$0.17
Net realized and unrealized gain (loss)	(1.39)	(1.34)	6.02	(1.11)	0.55	1.52
Total from investment operations	$(1.43)	$(0.65)	$5.98	$(0.96)	$0.78	$1.69
Less distributions declared to shareholders
From net investment income	$—	$(0.77)	$—	$(0.14)	$(0.23)	$(0.27)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.42)	$(0.21)	$(0.48)	$(0.43)	$(0.38)
Net asset value, end of period (x)	$16.24	$17.67	$19.74	$13.97	$15.41	$15.06
Total return (%) (r)(s)(t)(x)	(8.09)(n)	(4.13)	42.98	(6.67)	5.70	12.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.24	1.28	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.45)(a)	3.47	(0.25)	0.98	1.54	1.14
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$400	$398	$552	$995	$1,093	$872
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.66	$19.75	$14.00	$15.42	$15.04	$13.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.84	$0.11	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss)	(1.39)	(1.38)	5.96	(1.07)	0.59	1.51
Total from investment operations	$(1.38)	$(0.54)	$6.07	$(0.87)	$0.84	$1.76
Less distributions declared to shareholders
From net investment income	$—	$(0.90)	$(0.11)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.55)	$(0.32)	$(0.55)	$(0.46)	$(0.43)
Net asset value, end of period (x)	$16.28	$17.66	$19.75	$14.00	$15.42	$15.04
Total return (%) (r)(s)(t)(x)	(7.81)(n)	(3.62)	43.65	(6.12)	6.15	12.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75(a)	0.74	0.77	0.82	0.85	0.87
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.06(a)	4.21	0.67	1.31	1.65	1.70
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$9,620	$11,276	$15,161	$17,299	$21,895	$20,428
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.70	$19.82	$14.07	$15.52	$15.14	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.92	$0.18	$0.27	$0.32	$0.28
Net realized and unrealized gain (loss)	(1.39)	(1.41)	5.97	(1.11)	0.57	1.54
Total from investment operations	$(1.36)	$(0.49)	$6.15	$(0.84)	$0.89	$1.82
Less distributions declared to shareholders
From net investment income	$—	$(0.98)	$(0.19)	$(0.27)	$(0.31)	$(0.35)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.63)	$(0.40)	$(0.61)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$16.34	$17.70	$19.82	$14.07	$15.52	$15.14
Total return (%) (r)(s)(t)(x)	(7.68)(n)	(3.42)	44.05	(5.93)	6.49	13.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.49	0.51	0.57	0.60	0.62
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.31(a)	4.61	1.08	1.77	2.10	1.87
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$117,578	$127,223	$109,034	$69,136	$53,767	$42,729
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.84	$19.94	$14.14	$15.58	$15.20	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.85	$0.21	$0.32	$0.35	$0.36
Net realized and unrealized gain (loss)	(1.40)	(1.30)	6.02	(1.12)	0.57	1.50
Total from investment operations	$(1.35)	$(0.45)	$6.23	$(0.80)	$0.92	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(1.00)	$(0.22)	$(0.30)	$(0.34)	$(0.37)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.65)	$(0.43)	$(0.64)	$(0.54)	$(0.48)
Net asset value, end of period (x)	$16.49	$17.84	$19.94	$14.14	$15.58	$15.20
Total return (%) (r)(s)(t)(x)	(7.57)(n)	(3.17)	44.39	(5.67)	6.73	13.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.24	0.27	0.32	0.35	0.36
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.56(a)	4.18	1.23	2.04	2.33	2.43
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$19,835	$20,668	$68,489	$90,453	$83,824	$70,628
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.82	$19.93	$14.14	$15.58	$15.20	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$1.05	$0.27	$0.33	$0.36	$0.47
Net realized and unrealized gain (loss)	(1.40)	(1.46)	5.98	(1.11)	0.59	1.41
Total from investment operations	$(1.34)	$(0.41)	$6.25	$(0.78)	$0.95	$1.88
Less distributions declared to shareholders
From net investment income	$—	$(1.05)	$(0.25)	$(0.32)	$(0.37)	$(0.40)
From net realized gain	—	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$—	$(1.70)	$(0.46)	$(0.66)	$(0.57)	$(0.51)
Net asset value, end of period (x)	$16.48	$17.82	$19.93	$14.14	$15.58	$15.20
Total return (%) (r)(s)(t)(x)	(7.52)(n)	(2.99)	44.58	(5.55)	6.91	13.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.11	0.17	0.21	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.71(a)	5.23	1.56	2.14	2.42	3.11
Portfolio turnover	5(n)	18	30	8	12	30
Net assets at end of period (000 omitted)	$204,222	$166,911	$140,992	$37,856	$26,219	$15,910

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.30	$23.98	$16.99	$18.80	$18.30	$16.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$1.17	$0.22	$0.32	$0.38	$0.33
Net realized and unrealized gain (loss)	(1.69)	(1.73)	7.23	(1.33)	0.71	1.86
Total from investment operations	$(1.67)	$(0.56)	$7.45	$(1.01)	$1.09	$2.19
Less distributions declared to shareholders
From net investment income	$—	$(1.18)	$(0.23)	$(0.32)	$(0.37)	$(0.37)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.12)	$(0.46)	$(0.80)	$(0.59)	$(0.52)
Net asset value, end of period (x)	$19.63	$21.30	$23.98	$16.99	$18.80	$18.30
Total return (%) (r)(s)(t)(x)	(7.84)(n)	(3.36)	44.17	(5.93)	6.47	13.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.50	0.51	0.57	0.57	0.58
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.18(a)	4.85	1.08	1.74	2.11	1.83
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$22,815	$22,761	$22,708	$14,315	$12,791	$12,353
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.96	$23.62	$16.75	$18.55	$18.07	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.95	$0.06	$0.18	$0.25	$0.20
Net realized and unrealized gain (loss)	(1.65)	(1.70)	7.11	(1.32)	0.70	1.83
Total from investment operations	$(1.71)	$(0.75)	$7.17	$(1.14)	$0.95	$2.03
Less distributions declared to shareholders
From net investment income	$—	$(0.97)	$(0.07)	$(0.18)	$(0.25)	$(0.25)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(1.91)	$(0.30)	$(0.66)	$(0.47)	$(0.40)
Net asset value, end of period (x)	$19.25	$20.96	$23.62	$16.75	$18.55	$18.07
Total return (%) (r)(s)(t)(x)	(8.16)(n)	(4.11)	43.04	(6.61)	5.67	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.25	1.26	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.57)(a)	3.98	0.32	0.97	1.39	1.15
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$1,049	$1,265	$1,727	$1,359	$1,630	$1,270
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.83	$23.49	$16.65	$18.45	$17.96	$16.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.91	$0.06	$0.17	$0.23	$0.20
Net realized and unrealized gain (loss)	(1.64)	(1.65)	7.08	(1.31)	0.72	1.81
Total from investment operations	$(1.70)	$(0.74)	$7.14	$(1.14)	$0.95	$2.01
Less distributions declared to shareholders
From net investment income	$—	$(0.98)	$(0.07)	$(0.18)	$(0.24)	$(0.25)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(1.92)	$(0.30)	$(0.66)	$(0.46)	$(0.40)
Net asset value, end of period (x)	$19.13	$20.83	$23.49	$16.65	$18.45	$17.96
Total return (%) (r)(s)(t)(x)	(8.16)(n)	(4.11)	43.12	(6.66)	5.67	12.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.25	1.26	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.58)(a)	3.85	0.31	0.94	1.31	1.16
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$3,134	$3,223	$3,898	$3,029	$3,344	$2,775
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.27	$23.95	$16.97	$18.78	$18.29	$16.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$1.18	$0.28	$0.41	$0.50	$0.41
Net realized and unrealized gain (loss)	(1.68)	(1.68)	7.21	(1.37)	0.62	1.83
Total from investment operations	$(1.63)	$(0.50)	$7.49	$(0.96)	$1.12	$2.24
Less distributions declared to shareholders
From net investment income	$—	$(1.24)	$(0.28)	$(0.37)	$(0.41)	$(0.42)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.18)	$(0.51)	$(0.85)	$(0.63)	$(0.57)
Net asset value, end of period (x)	$19.64	$21.27	$23.95	$16.97	$18.78	$18.29
Total return (%) (r)(s)(t)(x)	(7.66)(n)	(3.14)	44.49	(5.71)	6.70	13.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.25	0.26	0.32	0.32	0.33
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.49(a)	4.92	1.36	2.23	2.73	2.26
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$21,580	$1,445	$1,033	$354	$213	$566
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.91	$23.59	$16.67	$18.46	$17.97	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.95	$(0.04)	$0.16	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.64)	(1.69)	7.20	(1.30)	0.69	1.82
Total from investment operations	$(1.70)	$(0.74)	$7.16	$(1.14)	$0.94	$2.03
Less distributions declared to shareholders
From net investment income	$—	$(1.00)	$—	$(0.17)	$(0.23)	$(0.29)
From net realized gain	—	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(1.94)	$(0.24)	$(0.65)	$(0.45)	$(0.44)
Net asset value, end of period (x)	$19.21	$20.91	$23.59	$16.67	$18.46	$17.97
Total return (%) (r)(s)(t)(x)	(8.13)(n)	(4.08)	43.08	(6.64)	5.65	12.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.25	1.28	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.57)(a)	4.02	(0.21)	0.90	1.42	1.18
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$690	$731	$695	$1,184	$1,322	$1,052
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.06	$23.70	$16.79	$18.55	$18.07	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$1.00	$0.15	$0.26	$0.34	$0.30
Net realized and unrealized gain (loss)	(1.66)	(1.62)	7.15	(1.30)	0.69	1.82
Total from investment operations	$(1.67)	$(0.62)	$7.30	$(1.04)	$1.03	$2.12
Less distributions declared to shareholders
From net investment income	$—	$(1.08)	$(0.15)	$(0.24)	$(0.33)	$(0.34)
From net realized gain	—	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.02)	$(0.39)	$(0.72)	$(0.55)	$(0.49)
Net asset value, end of period (x)	$19.39	$21.06	$23.70	$16.79	$18.55	$18.07
Total return (%) (r)(s)(t)(x)	(7.93)(n)	(3.59)	43.72	(6.12)	6.18	12.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75(a)	0.75	0.77	0.82	0.82	0.83
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.07)(a)	4.18	0.72	1.41	1.92	1.67
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$16,705	$19,078	$28,781	$26,545	$28,575	$46,468
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.11	$23.79	$16.86	$18.67	$18.18	$16.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$1.10	$0.22	$0.33	$0.38	$0.34
Net realized and unrealized gain (loss)	(1.66)	(1.67)	7.17	(1.33)	0.70	1.84
Total from investment operations	$(1.64)	$(0.57)	$7.39	$(1.00)	$1.08	$2.18
Less distributions declared to shareholders
From net investment income	$—	$(1.17)	$(0.23)	$(0.33)	$(0.37)	$(0.38)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.11)	$(0.46)	$(0.81)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$19.47	$21.11	$23.79	$16.86	$18.67	$18.18
Total return (%) (r)(s)(t)(x)	(7.77)(n)	(3.41)	44.16	(5.96)	6.48	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.50	0.51	0.57	0.57	0.58
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.18(a)	4.60	1.08	1.77	2.10	1.90
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$109,858	$118,076	$113,346	$70,610	$54,561	$48,180
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.31	$23.97	$16.97	$18.77	$18.28	$16.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.94	$0.26	$0.37	$0.42	$0.42
Net realized and unrealized gain (loss)	(1.68)	(1.46)	7.24	(1.33)	0.70	1.82
Total from investment operations	$(1.64)	$(0.52)	$7.50	$(0.96)	$1.12	$2.24
Less distributions declared to shareholders
From net investment income	$—	$(1.20)	$(0.26)	$(0.36)	$(0.41)	$(0.41)
From net realized gain	—	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.14)	$(0.50)	$(0.84)	$(0.63)	$(0.56)
Net asset value, end of period (x)	$19.67	$21.31	$23.97	$16.97	$18.77	$18.28
Total return (%) (r)(s)(t)(x)	(7.70)(n)	(3.16)	44.52	(5.69)	6.71	13.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.25	0.27	0.32	0.32	0.33
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.43(a)	3.88	1.28	2.01	2.30	2.35
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$23,047	$24,207	$71,368	$76,018	$69,834	$70,936
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$21.29	$23.96	$16.97	$18.76	$18.27	$16.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$1.26	$0.32	$0.39	$0.44	$0.51
Net realized and unrealized gain (loss)	(1.69)	(1.72)	7.20	(1.31)	0.71	1.75
Total from investment operations	$(1.63)	$(0.46)	$7.52	$(0.92)	$1.15	$2.26
Less distributions declared to shareholders
From net investment income	$—	$(1.27)	$(0.30)	$(0.39)	$(0.44)	$(0.44)
From net realized gain	—	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$—	$(2.21)	$(0.53)	$(0.87)	$(0.66)	$(0.59)
Net asset value, end of period (x)	$19.66	$21.29	$23.96	$16.97	$18.76	$18.27
Total return (%) (r)(s)(t)(x)	(7.66)(n)	(2.97)	44.70	(5.52)	6.89	13.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.09	0.12	0.17	0.18	0.19
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.57(a)	5.23	1.54	2.11	2.44	2.82
Portfolio turnover	4(n)	17	24	8	24	20
Net assets at end of period (000 omitted)	$177,866	$147,729	$121,495	$44,463	$39,175	$23,365

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.30	$20.42	$14.47	$15.93	$15.45	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$1.02	$0.19	$0.28	$0.32	$0.29
Net realized and unrealized gain (loss)	(1.45)	(1.52)	6.15	(1.14)	0.60	1.55
Total from investment operations	$(1.43)	$(0.50)	$6.34	$(0.86)	$0.92	$1.84
Less distributions declared to shareholders
From net investment income	$—	$(1.02)	$(0.20)	$(0.27)	$(0.31)	$(0.31)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.62)	$(0.39)	$(0.60)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$16.87	$18.30	$20.42	$14.47	$15.93	$15.45
Total return (%) (r)(s)(t)(x)	(7.81)(n)	(3.35)	44.11	(5.87)	6.46	13.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	0.56	0.61	0.72	0.81	0.92
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.18(a)	4.94	1.09	1.78	2.08	1.91
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$15,933	$15,144	$14,314	$7,729	$5,866	$4,833
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.22	$20.33	$14.41	$15.87	$15.39	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.82	$0.05	$0.15	$0.21	$0.18
Net realized and unrealized gain (loss)	(1.44)	(1.48)	6.13	(1.14)	0.60	1.55
Total from investment operations	$(1.49)	$(0.66)	$6.18	$(0.99)	$0.81	$1.73
Less distributions declared to shareholders
From net investment income	$—	$(0.85)	$(0.07)	$(0.14)	$(0.20)	$(0.21)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.45)	$(0.26)	$(0.47)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$16.73	$18.22	$20.33	$14.41	$15.87	$15.39
Total return (%) (r)(s)(t)(x)	(8.18)(n)	(4.09)	43.06	(6.61)	5.65	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.32(a)	1.31	1.36	1.48	1.56	1.67
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.57)(a)	3.96	0.31	0.93	1.34	1.22
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$525	$590	$713	$517	$605	$470
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.06	$20.17	$14.29	$15.75	$15.28	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.82	$0.05	$0.14	$0.20	$0.18
Net realized and unrealized gain (loss)	(1.43)	(1.47)	6.08	(1.11)	0.60	1.53
Total from investment operations	$(1.48)	$(0.65)	$6.13	$(0.97)	$0.80	$1.71
Less distributions declared to shareholders
From net investment income	$—	$(0.86)	$(0.06)	$(0.16)	$(0.20)	$(0.21)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.46)	$(0.25)	$(0.49)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$16.58	$18.06	$20.17	$14.29	$15.75	$15.28
Total return (%) (r)(s)(t)(x)	(8.19)(n)	(4.06)	43.08	(6.59)	5.63	12.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31(a)	1.31	1.36	1.48	1.56	1.67
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	(0.57)(a)	4.03	0.29	0.92	1.32	1.19
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$2,288	$2,426	$2,585	$2,126	$2,179	$1,789
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.33	$20.45	$14.49	$15.94	$15.46	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$1.00	$0.25	$0.32	$0.35	$0.30
Net realized and unrealized gain (loss)	(1.45)	(1.45)	6.14	(1.14)	0.61	1.58
Total from investment operations	$(1.41)	$(0.45)	$6.39	$(0.82)	$0.96	$1.88
Less distributions declared to shareholders
From net investment income	$—	$(1.07)	$(0.24)	$(0.30)	$(0.35)	$(0.34)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.67)	$(0.43)	$(0.63)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$16.92	$18.33	$20.45	$14.49	$15.94	$15.46
Total return (%) (r)(s)(t)(x)	(7.69)(n)	(3.13)	44.42	(5.65)	6.74	13.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31(a)	0.31	0.35	0.48	0.56	0.67
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.43(a)	4.85	1.39	1.99	2.29	1.98
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$533	$512	$434	$98	$156	$114
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.14	$20.26	$14.30	$15.76	$15.32	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.81	$(0.06)	$0.14	$0.20	$0.17
Net realized and unrealized gain (loss)	(1.44)	(1.46)	6.21	(1.12)	0.60	1.55
Total from investment operations	$(1.49)	$(0.65)	$6.15	$(0.98)	$0.80	$1.72
Less distributions declared to shareholders
From net investment income	$—	$(0.87)	$—	$(0.15)	$(0.23)	$(0.24)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.47)	$(0.19)	$(0.48)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$16.65	$18.14	$20.26	$14.30	$15.76	$15.32
Total return (%) (r)(s)(t)(x)	(8.21)(n)	(4.07)	43.16	(6.60)	5.65	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.32(a)	1.31	1.39	1.48	1.56	1.66
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.57)(a)	3.95	(0.34)	0.93	1.32	1.13
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$761	$701	$663	$1,597	$1,523	$854
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.29	$20.35	$14.39	$15.84	$15.36	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.83	$0.11	$0.22	$0.26	$0.26
Net realized and unrealized gain (loss)	(1.44)	(1.38)	6.16	(1.12)	0.62	1.53
Total from investment operations	$(1.45)	$(0.55)	$6.27	$(0.90)	$0.88	$1.79
Less distributions declared to shareholders
From net investment income	$—	$(0.91)	$(0.12)	$(0.22)	$(0.27)	$(0.29)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.51)	$(0.31)	$(0.55)	$(0.40)	$(0.37)
Net asset value, end of period (x)	$16.84	$18.29	$20.35	$14.39	$15.84	$15.36
Total return (%) (r)(s)(t)(x)	(7.93)(n)	(3.56)	43.78	(6.12)	6.19	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.81(a)	0.81	0.87	0.98	1.06	1.16
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.06)(a)	4.02	0.64	1.39	1.73	1.73
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$8,171	$8,981	$17,589	$17,485	$18,695	$15,534
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.31	$20.42	$14.47	$15.93	$15.45	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.97	$0.19	$0.27	$0.32	$0.29
Net realized and unrealized gain (loss)	(1.46)	(1.46)	6.15	(1.13)	0.60	1.55
Total from investment operations	$(1.44)	$(0.49)	$6.34	$(0.86)	$0.92	$1.84
Less distributions declared to shareholders
From net investment income	$—	$(1.02)	$(0.20)	$(0.27)	$(0.31)	$(0.31)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.62)	$(0.39)	$(0.60)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$16.87	$18.31	$20.42	$14.47	$15.93	$15.45
Total return (%) (r)(s)(t)(x)	(7.86)(n)	(3.33)	44.10	(5.88)	6.46	13.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	0.56	0.61	0.73	0.81	0.92
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.18(a)	4.69	1.09	1.73	2.07	1.89
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$70,273	$73,743	$65,613	$36,674	$27,658	$21,438
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.47	$20.56	$14.55	$16.01	$15.53	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.80	$0.22	$0.32	$0.36	$0.37
Net realized and unrealized gain (loss)	(1.47)	(1.25)	6.21	(1.14)	0.60	1.52
Total from investment operations	$(1.43)	$(0.45)	$6.43	$(0.82)	$0.96	$1.89
Less distributions declared to shareholders
From net investment income	$—	$(1.04)	$(0.23)	$(0.31)	$(0.35)	$(0.34)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.64)	$(0.42)	$(0.64)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$17.04	$18.47	$20.56	$14.55	$16.01	$15.53
Total return (%) (r)(s)(t)(x)	(7.74)(n)	(3.09)	44.49	(5.67)	6.71	13.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31(a)	0.31	0.36	0.47	0.56	0.67
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.43(a)	3.86	1.27	2.04	2.31	2.43
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$14,635	$14,606	$38,374	$37,665	$30,137	$26,747
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.46	$20.58	$14.56	$16.01	$15.53	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$1.11	$0.28	$0.34	$0.37	$0.49
Net realized and unrealized gain (loss)	(1.46)	(1.53)	6.18	(1.13)	0.61	1.42
Total from investment operations	$(1.41)	$(0.42)	$6.46	$(0.79)	$0.98	$1.91
Less distributions declared to shareholders
From net investment income	$—	$(1.10)	$(0.25)	$(0.33)	$(0.37)	$(0.36)
From net realized gain	—	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$—	$(1.70)	$(0.44)	$(0.66)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$17.05	$18.46	$20.58	$14.56	$16.01	$15.53
Total return (%) (r)(s)(t)(x)	(7.64)(n)	(2.99)	44.75	(5.50)	6.88	13.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.16(a)	0.15	0.21	0.33	0.42	0.52
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.58(a)	5.32	1.54	2.16	2.40	3.15
Portfolio turnover	4(n)	19	24	11	20	18
Net assets at end of period (000 omitted)	$109,772	$87,462	$60,705	$21,065	$16,579	$7,695

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.54	$15.99	$11.25	$12.26	$11.85	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.78	$0.15	$0.22	$0.41	$0.25
Net realized and unrealized gain (loss)	(1.15)	(1.22)	4.82	(0.89)	0.30	1.16
Total from investment operations	$(1.14)	$(0.44)	$4.97	$(0.67)	$0.71	$1.41
Less distributions declared to shareholders
From net investment income	$—	$(0.79)	$(0.14)	$(0.21)	$(0.25)	$(0.23)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(1.01)	$(0.23)	$(0.34)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$13.40	$14.54	$15.99	$11.25	$12.26	$11.85
Total return (%) (r)(s)(t)(x)	(7.84)(n)	(3.51)	44.39	(5.83)	6.47	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73(a)	0.79	1.08	1.84	4.01	9.75
Expenses after expense reductions (h)	0.24(a)	0.25	0.24	0.22	0.20	0.16
Net investment income (loss) (l)	0.19(a)	4.80	1.06	1.81	3.49	2.17
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$8,907	$8,023	$5,584	$2,879	$1,362	$306
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class B	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.52	$15.95	$11.24	$12.25	$11.82	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.65	$0.04	$0.12	$0.17	$0.14
Net realized and unrealized gain (loss)	(1.15)	(1.21)	4.80	(0.89)	0.48	1.19
Total from investment operations	$(1.19)	$(0.56)	$4.84	$(0.77)	$0.65	$1.33
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.04)	$(0.11)	$(0.17)	$(0.15)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(0.87)	$(0.13)	$(0.24)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$13.33	$14.52	$15.95	$11.24	$12.25	$11.82
Total return (%) (r)(s)(t)(x)	(8.20)(n)	(4.15)	43.16	(6.53)	5.78	12.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.48(a)	1.54	1.83	2.65	4.98	11.79
Expenses after expense reductions (h)	0.99(a)	1.00	0.99	0.97	0.95	0.90
Net investment income (loss) (l)	(0.57)(a)	4.02	0.33	0.99	1.44	1.26
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$160	$179	$191	$137	$149	$73
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.41	$15.86	$11.18	$12.21	$11.81	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.67	$0.05	$0.13	$0.20	$0.14
Net realized and unrealized gain (loss)	(1.14)	(1.23)	4.78	(0.89)	0.44	1.19
Total from investment operations	$(1.18)	$(0.56)	$4.83	$(0.76)	$0.64	$1.33
Less distributions declared to shareholders
From net investment income	$—	$(0.67)	$(0.06)	$(0.14)	$(0.19)	$(0.16)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(0.89)	$(0.15)	$(0.27)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$13.23	$14.41	$15.86	$11.18	$12.21	$11.81
Total return (%) (r)(s)(t)(x)	(8.19)(n)	(4.20)	43.28	(6.53)	5.75	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.48(a)	1.54	1.83	2.61	4.88	11.46
Expenses after expense reductions (h)	0.99(a)	1.00	0.99	0.96	0.95	0.90
Net investment income (loss) (l)	(0.56)(a)	4.14	0.34	1.11	1.68	1.24
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$868	$891	$761	$432	$283	$107
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.65	$16.09	$11.32	$12.32	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.85	$0.19	$0.23	$0.28	$0.26
Net realized and unrealized gain (loss)	(1.16)	(1.25)	4.84	(0.87)	0.47	1.19
Total from investment operations	$(1.13)	$(0.40)	$5.03	$(0.64)	$0.75	$1.45
Less distributions declared to shareholders
From net investment income	$—	$(0.82)	$(0.17)	$(0.23)	$(0.26)	$(0.25)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(1.04)	$(0.26)	$(0.36)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$13.52	$14.65	$16.09	$11.32	$12.32	$11.88
Total return (%) (r)(s)(t)(x)	(7.71)(n)	(3.25)	44.66	(5.58)	6.76	13.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48(a)	0.54	0.82	1.60	4.04	11.01
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	5.20	1.33	1.86	2.37	2.23
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$302	$295	$232	$103	$66	$62
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.57	$16.01	$11.28	$12.28	$11.83	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.65	$0.04	$0.12	$0.16	$0.14
Net realized and unrealized gain (loss)	(1.16)	(1.22)	4.82	(0.88)	0.48	1.19
Total from investment operations	$(1.18)	$(0.57)	$4.86	$(0.76)	$0.64	$1.33
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.04)	$(0.11)	$(0.14)	$(0.14)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(0.87)	$(0.13)	$(0.24)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$13.39	$14.57	$16.01	$11.28	$12.28	$11.83
Total return (%) (r)(s)(t)(x)	(8.10)(n)	(4.20)	43.20	(6.46)	5.69	12.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24(a)	1.54	1.83	2.65	5.04	12.02
Expenses after expense reductions (h)	0.75(a)	1.00	0.99	0.97	0.95	0.90
Net investment income (loss) (l)	(0.32)(a)	3.99	0.32	0.99	1.36	1.23
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$76	$82	$86	$60	$64	$61
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.52	$15.97	$11.25	$12.25	$11.84	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.75	$0.13	$0.17	$0.27	$0.18
Net realized and unrealized gain (loss)	(1.16)	(1.23)	4.80	(0.87)	0.42	1.21
Total from investment operations	$(1.16)	$(0.48)	$4.93	$(0.70)	$0.69	$1.39
Less distributions declared to shareholders
From net investment income	$—	$(0.75)	$(0.12)	$(0.17)	$(0.23)	$(0.21)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(0.97)	$(0.21)	$(0.30)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$13.36	$14.52	$15.97	$11.25	$12.25	$11.84
Total return (%) (r)(s)(t)(x)	(7.99)(n)	(3.73)	43.97	(6.03)	6.29	12.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.98(a)	1.04	1.33	2.13	4.31	10.36
Expenses after expense reductions (h)	0.49(a)	0.50	0.49	0.47	0.45	0.41
Net investment income (loss) (l)	(0.04)(a)	4.62	0.99	1.39	2.34	1.56
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$1,629	$2,107	$1,580	$980	$797	$151
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.56	$16.00	$11.27	$12.28	$11.85	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.77	$0.16	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss)	(1.15)	(1.21)	4.81	(0.90)	0.48	1.17
Total from investment operations	$(1.14)	$(0.44)	$4.97	$(0.66)	$0.72	$1.42
Less distributions declared to shareholders
From net investment income	$—	$(0.78)	$(0.15)	$(0.22)	$(0.24)	$(0.24)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(1.00)	$(0.24)	$(0.35)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$13.42	$14.56	$16.00	$11.27	$12.28	$11.85
Total return (%) (r)(s)(t)(x)	(7.83)(n)	(3.46)	44.28	(5.78)	6.48	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73(a)	0.79	1.07	1.80	4.15	9.15
Expenses after expense reductions (h)	0.24(a)	0.25	0.24	0.22	0.20	0.16
Net investment income (loss) (l)	0.20(a)	4.74	1.12	1.99	2.04	2.11
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$31,312	$28,505	$17,477	$7,252	$2,505	$1,203
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.64	$16.07	$11.31	$12.31	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.57	$0.18	$0.28	$0.31	$0.30
Net realized and unrealized gain (loss)	(1.16)	(0.98)	4.84	(0.92)	0.43	1.15
Total from investment operations	$(1.13)	$(0.41)	$5.02	$(0.64)	$0.74	$1.45
Less distributions declared to shareholders
From net investment income	$—	$(0.80)	$(0.17)	$(0.23)	$(0.26)	$(0.25)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(1.02)	$(0.26)	$(0.36)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$13.51	$14.64	$16.07	$11.31	$12.31	$11.88
Total return (%) (r)(s)(t)(x)	(7.72)(n)	(3.31)	44.61	(5.55)	6.72	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48(a)	0.55	0.83	1.55	3.79	8.82
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	3.51	1.33	2.29	2.63	2.54
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$3,563	$3,227	$8,871	$4,568	$1,524	$356
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.67	$16.11	$11.33	$12.33	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.88	$0.21	$0.27	$0.29	$0.25
Net realized and unrealized gain (loss)	(1.16)	(1.26)	4.85	(0.90)	0.48	1.20
Total from investment operations	$(1.12)	$(0.38)	$5.06	$(0.63)	$0.77	$1.45
Less distributions declared to shareholders
From net investment income	$—	$(0.84)	$(0.19)	$(0.24)	$(0.27)	$(0.25)
From net realized gain	—	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$—	$(1.06)	$(0.28)	$(0.37)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$13.55	$14.67	$16.11	$11.33	$12.33	$11.88
Total return (%) (r)(s)(t)(x)	(7.63)(n)	(3.15)	44.87	(5.50)	6.95	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35(a)	0.40	0.69	1.48	3.80	10.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.57(a)	5.38	1.49	2.21	2.43	2.18
Portfolio turnover	3(n)	18	21	9	34	37
Net assets at end of period (000 omitted)	$49,571	$35,897	$25,148	$7,641	$3,309	$1,268

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.21
Net realized and unrealized gain (loss)	(0.69)	(1.12)
Total from investment operations	$(0.68)	$(0.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.41)
Net asset value, end of period (x)	$8.00	$8.68
Total return (%) (r)(s)(t)(x)	(7.83)(n)	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	19.19(a)	11.82(a)
Expenses after expense reductions (h)	0.12(a)	0.12(a)
Net investment income (loss) (l)	0.34(a)	3.44(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$311	$240
	Six months ended	Year ended
Class C	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.40
Net realized and unrealized gain (loss)	(0.69)	(1.35)
Total from investment operations	$(0.71)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.38)
Net asset value, end of period (x)	$7.96	$8.67
Total return (%) (r)(s)(t)(x)	(8.19)(n)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	20.23(a)	13.66(a)
Expenses after expense reductions (h)	0.87(a)	0.87(a)
Net investment income (loss) (l)	(0.43)(a)	6.35(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$58	$52
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class I	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.48
Net realized and unrealized gain (loss)	(0.70)	(1.37)
Total from investment operations	$(0.68)	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.41)
Net asset value, end of period (x)	$8.02	$8.70
Total return (%) (r)(s)(t)(x)	(7.82)(n)	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	19.20(a)	12.75(a)
Expenses after expense reductions (h)	0.00(a)	0.00(a)
Net investment income (loss) (l)	0.58(a)	7.56(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$51	$46
	Six months ended	Year ended
Class R1	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.42
Net realized and unrealized gain (loss)	(0.69)	(1.37)
Total from investment operations	$(0.71)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.38)
Net asset value, end of period (x)	$7.96	$8.67
Total return (%) (r)(s)(t)(x)	(8.19)(n)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	20.34(a)	13.76(a)
Expenses after expense reductions (h)	0.87(a)	0.87(a)
Net investment income (loss) (l)	(0.40)(a)	6.58(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$49	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class R2	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.44
Net realized and unrealized gain (loss)	(0.69)	(1.36)
Total from investment operations	$(0.69)	$(0.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.40)
Net asset value, end of period (x)	$7.99	$8.68
Total return (%) (r)(s)(t)(x)	(7.95)(n)	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	19.47(a)	13.14(a)
Expenses after expense reductions (h)	0.37(a)	0.37(a)
Net investment income (loss) (l)	0.08(a)	7.00(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$71	$60
	Six months ended	Year ended
Class R3	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.47
Net realized and unrealized gain (loss)	(0.70)	(1.37)
Total from investment operations	$(0.68)	$(0.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.41)
Net asset value, end of period (x)	$8.01	$8.69
Total return (%) (r)(s)(t)(x)	(7.83)(n)	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	19.51(a)	13.01(a)
Expenses after expense reductions (h)	0.12(a)	0.12(a)
Net investment income (loss) (l)	0.43(a)	7.33(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$284	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
	Six months ended	Year ended
Class R4	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.48
Net realized and unrealized gain (loss)	(0.70)	(1.37)
Total from investment operations	$(0.68)	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.41)
Net asset value, end of period (x)	$8.02	$8.70
Total return (%) (r)(s)(t)(x)	(7.82)(n)	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	19.26(a)	12.76(a)
Expenses after expense reductions (h)	0.00(a)	0.00(a)
Net investment income (loss) (l)	0.58(a)	7.58(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$49	$45
	Six months ended	Year ended
Class R6	10/31/22 (unaudited)	4/30/22(c)
Net asset value, beginning of period	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.43
Net realized and unrealized gain (loss)	(0.69)	(1.32)
Total from investment operations	$(0.67)	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)
Net asset value, end of period (x)	$8.02	$8.69
Total return (%) (r)(s)(t)(x)	(7.71)(n)	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	18.85(a)	12.42(a)
Expenses after expense reductions (h)	0.00(a)	0.00(a)
Net investment income (loss) (l)	0.59(a)	6.79(a)
Portfolio turnover	15(n)	4(n)
Net assets at end of period (000 omitted)	$1,081	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are

Notes to Financial Statements (unaudited) - continued
generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$658,034,812	$—	$—	$658,034,812
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$391,021,460	$—	$—	$391,021,460
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$696,982,420	$—	$—	$696,982,420

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$481,114,243	$—	$—	$481,114,243
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$580,468,757	$—	$—	$580,468,757
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$376,968,912	$—	$—	$376,968,912
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$376,755,713	$—	$—	$376,755,713
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$222,886,472	$—	$—	$222,886,472
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$96,371,596	$—	$—	$96,371,596
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$1,977,097	$—	$—	$1,977,097
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$22,090,828	$18,622,133	$33,162,261	$25,561,088	$31,745,852
Long-term capital gains	16,921,401	12,586,220	31,199,403	11,477,126	19,200,683
Total distributions	$39,012,229	$31,208,353	$64,361,664	$37,038,214	$50,946,535
Year ended 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Ordinary income (including any short-term capital gains)	$21,180,190	$21,192,108	$11,791,033	$3,768,650	$41,175
Long-term capital gains	7,178,079	8,556,055	3,576,033	598,368	—
Total distributions	$28,358,269	$29,748,163	$15,367,066	$4,367,018	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$646,009,651	$395,562,753	$650,971,924	$456,145,443	$495,181,024
Gross appreciation	55,121,804	27,680,430	94,748,467	47,389,268	99,647,440
Gross depreciation	(43,096,643)	(32,221,723)	(48,737,971)	(22,420,468)	(14,359,707)
Net unrealized appreciation (depreciation)	$12,025,161	$(4,541,293)	$46,010,496	$24,968,800	$85,287,733
As of 4/30/22
Undistributed ordinary income	313,739	2,404,560	2,932,313	1,718,344	1,253,544
Undistributed long-term capital gain	10,968,412	10,806,145	24,738,295	17,591,934	21,814,898
Other temporary differences	(850,561)	—	—	—	—
Net unrealized appreciation (depreciation)	33,838,767	23,147,526	99,196,770	60,032,319	128,232,164
As of 10/31/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$345,336,154	$341,384,067	$211,114,480	$101,031,750	$2,213,413
Gross appreciation	39,600,629	40,960,656	17,531,882	1,191,585	—
Gross depreciation	(7,967,871)	(5,589,010)	(5,759,890)	(5,851,739)	(236,316)
Net unrealized appreciation (depreciation)	$31,632,758	$35,371,646	$11,771,992	$(4,660,154)	$(236,316)
As of 4/30/22
Undistributed ordinary income	575,142	329,420	333,843	—	967
Undistributed long-term capital gain	14,502,706	14,058,420	8,268,871	2,910,190	39,328
Post-October capital loss deferral	—	—	—	—	(1,493)
Net unrealized appreciation (depreciation)	50,592,620	61,923,744	23,350,262	1,492,210	(188,167)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22
Class A	$1,579,147	$9,807,685	$—	$1,985,756	$—	$7,032,486
Class B	11,262	118,063	—	80,251	—	419,626
Class C	262,835	3,422,376	—	247,400	—	940,949
Class I	466,561	2,936,897	—	243,332	—	676,119
Class R1	11,422	102,365	—	20,049	—	392,788
Class R2	135,972	483,548	—	1,206,479	—	4,512,901
Class R3	784,170	3,817,424	—	7,706,830	—	16,429,472
Class R4	233,376	1,034,446	—	3,010,853	—	6,112,707
Class R6	1,456,580	5,476,938	—	16,707,403	—	27,844,616
Class 529A	174,536	10,204,625	—	—	—	—
Class 529B	—	189,988	—	—	—	—
Class 529C	—	1,417,874	—	—	—	—
Total	$5,115,861	$39,012,229	$—	$31,208,353	$—	$64,361,664
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22
Class A	$—	$2,320,230	$—	$4,665,291	$—	$1,610,443
Class B	—	103,003	—	239,217	—	65,242
Class C	—	246,316	—	662,292	—	154,889
Class I	—	108,427	—	443,211	—	205,037
Class R1	—	34,032	—	327,198	—	26,093
Class R2	—	1,258,518	—	3,858,573	—	852,143
Class R3	—	10,933,795	—	14,205,982	—	9,293,873
Class R4	—	3,492,794	—	4,836,677	—	2,461,266
Class R6	—	18,541,099	—	21,708,094	—	13,689,283
Total	$—	$37,038,214	$—	$50,946,535	$—	$28,358,269

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22	Six Months Ended 10/31/22	Year Ended 4/30/22
Class A	$—	$2,107,096	$—	$1,258,975	$—	$455,356
Class B	—	124,989	—	47,582	—	10,248
Class C	—	292,874	—	180,306	—	47,868
Class I	—	103,644	—	41,450	—	18,437
Class R1	—	60,077	—	49,193	—	4,654
Class R2	—	1,642,015	—	650,149	—	111,001
Class R3	—	10,063,249	—	5,387,396	—	1,429,297
Class R4	—	2,509,146	—	1,232,418	—	184,859
Class R6	—	12,845,073	—	6,519,597	—	2,105,298
Total	$—	$29,748,163	$—	$15,367,066	$—	$4,367,018
	MFS Lifetime 2065 Fund
	Six Months Ended 10/31/22	Year Ended 4/30/22 (c)
Class A	$—	$5,464
Class C	—	1,913
Class I	—	2,074
Class R1	—	1,908
Class R2	—	2,355
Class R3	—	2,033
Class R4	—	2,075
Class R6	—	23,353
Total	$—	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(3)  Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2022, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$513,180	$290,648	$481,240	$334,037	$413,105
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$298,611	$321,518	$250,727	$176,541	$143,889
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.14)% annually of average daily net assets for all funds except for the MFS Lifetime Income Fund. For the period from May 1, 2022 through August 5, 2022, for Class R6 shares of the MFS Lifetime Income Fund, the investment adviser had agreed to bear the fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class did not exceed (0.10%) annually of average daily net assets of the MFS Lifetime Income Fund. Effective August 6, 2022, for Class R6 shares of the MFS Lifetime Income Fund, the investment adviser has agreed to bear the fund's expenses, or make payment

Notes to Financial Statements (unaudited) - continued
to such fund, such that the “Other Expenses” of the class do not exceed (0.12%) annually of average daily net assets of the MFS Lifetime Income Fund. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2023. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$1,625	$504
MFS Lifetime 2025 Fund	2,619	—
MFS Lifetime 2030 Fund	9,510	—
MFS Lifetime 2035 Fund	4,748	—
MFS Lifetime 2040 Fund	9,916	—
MFS Lifetime 2045 Fund	6,953	—
MFS Lifetime 2050 Fund	7,766	—
MFS Lifetime 2055 Fund	5,780	—
MFS Lifetime 2060 Fund	7,059	—
MFS Lifetime 2065 Fund	416	—
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$221,876
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	32,009
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	95,469
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	36,655
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	60,732
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	24,622
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	28,303
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	19,357
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	10,640
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	346

Notes to Financial Statements (unaudited) - continued
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$10,948
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	5,399
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	19,887
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,276
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	12,053
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,499
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	5,832
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,791
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	846
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$256,667
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	17,281
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	45,093
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	17,692
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	37,229
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	10,131
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	15,528
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	11,773
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	4,397
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	280
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$11,090
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,569
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	19,419
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	4,542
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	18,836
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,045
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,472
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,675
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.76%	299
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	233
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$44,143
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	41,710
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	123,509
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	42,128
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	103,003
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	26,756
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	44,972
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	22,588
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	5,078
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	160

Notes to Financial Statements (unaudited) - continued
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$109,800
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	129,503
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	240,329
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	171,576
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	208,631
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	152,969
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	143,356
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	90,725
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	37,872
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	237
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$25,907
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$680,431	$227,471	$543,706	$278,869	$440,484
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$220,022	$241,463	$150,909	$59,132	$1,256
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$7	$1	$—	$—	$—
Class B	1	—	—	—	—
Class C	4	—	—	—	1
Class R2	101	—	253	—	56
Class R3	6	1	20	56	286
Class 529A	2,093	N/A	N/A	N/A	N/A
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$1	$—	$1	$2	$1
Class C	—	1	—	1	—
Class R3	2	42	29	—	—
For the MFS Lifetime 2060 Fund, for the period from September 1, 2022 through October 31, 2022, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2022, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$474	$355	$691	$99	$345
Class B	264	186	295	113	14
Class C	1,991	178	316	211	308
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$309	$137	$53	$96	$5
Class B	—	111	10	—	N/A
Class C	41	47	186	224	15
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the six months ended October 31, 2022, were as follows:
Fee
Class 529A	$5,181
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$62,026	$12,029	$28,239	$15,205	$25,759
Annual percentage of average daily net assets	0.0220%	0.0061%	0.0081%	0.0066%	0.0093%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$15,339	$19,925	$17,488	$11,871	$777
Annual percentage of average daily net assets	0.0090%	0.0115%	0.0173%	0.0283%	0.1027%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$287,325	$152,213	$311,248	$189,520	$250,941
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$155,697	$171,633	$111,197	$46,209	$1,316

Notes to Financial Statements (unaudited) - continued
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0031%	0.0045%	0.0025%	0.0038%	0.0032%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0052%	0.0051%	0.0087%	0.0210%	1.1669%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	Class A	5,555	$89,153
MFS Lifetime 2060 Fund	Class R2	5,505	88,187
MFS Lifetime 2060 Fund	Class R4	5,587	90,174
On August 31, 2021, MFS purchased the following fund shares as an initial investment in the fund:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class A	5,000	$50,000
MFS Lifetime 2065 Fund	Class C	5,000	50,000
MFS Lifetime 2065 Fund	Class I	5,000	50,000
MFS Lifetime 2065 Fund	Class R1	5,000	50,000
MFS Lifetime 2065 Fund	Class R2	5,000	50,000
MFS Lifetime 2065 Fund	Class R3	5,000	50,000
MFS Lifetime 2065 Fund	Class R4	5,000	50,000
MFS Lifetime 2065 Fund	Class R6	50,000	500,000
On August 3, 2022, MFS purchased the following fund shares:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class I	699	$6,000
MFS Lifetime 2065 Fund	Class R1	937	8,000
MFS Lifetime 2065 Fund	Class R4	815	7,000
At October 31, 2022, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 71%, 93%, 59%, and 98% of the outstanding shares of Class C, Class I, Class R2, and Class R4, respectively, and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the six months ended October 31, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$69,515,171	$38,263,563	$56,998,080	$59,779,955	$74,008,652
Sales	$205,323,652	$35,102,084	$37,884,312	$18,474,512	$21,944,355

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$68,271,159	$80,235,091	$42,886,272	$26,040,115	$1,065,806
Sales	$15,796,387	$14,408,123	$8,064,329	$2,382,050	$223,004
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	890,170	$ 10,681,198	2,936,702	$ 40,058,978	214,615	$ 2,772,278	430,550	$ 6,355,462
Class B	2,858	34,655	1,642	21,697	—	—	2,519	34,202
Class C	152,297	1,836,354	297,217	4,097,934	43,095	540,749	35,343	519,570
Class I	386,327	4,702,316	764,329	10,436,927	2,177	28,783	92,075	1,322,459
Class R1	29,316	352,120	73,584	985,960	2,854	37,225	3,924	58,622
Class R2	115,916	1,393,925	128,678	1,763,836	129,819	1,678,261	208,574	3,047,245
Class R3	942,072	11,288,980	1,826,018	24,825,448	815,658	10,449,403	2,638,787	38,972,441
Class R4	949,987	11,744,738	187,548	2,578,863	275,909	3,643,619	664,421	10,072,796
Class R6	5,363,005	64,986,633	1,170,180	16,004,181	3,013,744	38,647,338	3,924,237	58,102,536
Class 529A	248,093	2,495,454	10,660,485	116,626,233	—	—	—	—
Class 529B	—	—	103,719	1,177,862	—	—	—	—
Class 529C	—	—	994,778	11,228,950	—	—	—	—
	9,080,041	$109,516,373	19,144,880	$229,806,869	4,497,871	$57,797,656	8,000,430	$118,485,333
Shares issued in connection with acquisition of MFS Lifetime 2020 Fund
Class A	3,049,968	$ 37,667,110
Class B	95,301	1,176,967
Class C	312,197	3,852,508
Class I	265,139	3,274,471
Class R1	84,922	1,050,490
Class R2	1,809,715	22,349,976
Class R3	4,949,814	61,130,203
Class R4	1,478,497	18,259,440
Class R6	6,629,463	82,139,036
	18,675,016	$230,900,201
Shares issued to shareholders in reinvestment of distributions
Class A	127,125	$ 1,520,344	689,857	$ 9,419,979	—	$ —	132,057	$ 1,933,315
Class B	918	10,949	8,328	113,846	—	—	5,508	80,251
Class C	21,744	260,636	248,765	3,397,857	—	—	17,086	247,400
Class I	33,440	400,708	186,728	2,550,053	—	—	16,570	243,250
Class R1	956	11,411	7,486	102,357	—	—	1,360	20,049
Class R2	11,097	131,023	32,909	449,634	—	—	82,392	1,203,748
Class R3	65,712	781,462	277,602	3,793,525	—	—	527,143	7,706,830
Class R4	19,577	231,599	74,556	1,020,508	—	—	202,854	2,988,038
Class R6	114,143	1,358,915	370,055	5,069,546	—	—	1,057,427	15,554,744
Class 529A	—	—	886,980	9,822,798	—	—	—	—
Class 529B	—	—	16,690	185,729	—	—	—	—
Class 529C	—	—	123,651	1,372,374	—	—	—	—
	394,712	$4,707,047	2,923,607	$37,298,206	—	$—	2,042,397	$29,977,625

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,304,894)	$ (15,711,438)	(2,157,843)	$ (29,606,727)	(338,285)	$ (4,401,989)	(536,436)	$ (7,945,279)
Class B	(48,056)	(571,957)	(98,490)	(1,355,317)	(11,930)	(150,258)	(18,211)	(264,868)
Class C	(956,847)	(11,481,793)	(1,998,702)	(27,273,041)	(28,527)	(364,007)	(94,069)	(1,384,791)
Class I	(428,563)	(5,135,649)	(729,666)	(9,874,183)	(70,856)	(950,359)	(11,130)	(158,823)
Class R1	(24,195)	(292,458)	(78,201)	(1,040,745)	(1,315)	(17,169)	(7,134)	(107,589)
Class R2	(271,682)	(3,219,005)	(304,094)	(4,198,716)	(174,649)	(2,182,577)	(505,389)	(7,496,808)
Class R3	(1,158,528)	(13,807,135)	(2,649,414)	(36,350,168)	(1,292,276)	(16,580,914)	(2,510,547)	(37,409,023)
Class R4	(466,517)	(5,660,537)	(1,574,635)	(21,845,808)	(257,697)	(3,381,518)	(3,774,324)	(57,600,980)
Class R6	(1,306,481)	(15,717,138)	(1,354,687)	(18,330,604)	(2,024,615)	(26,475,464)	(3,999,012)	(59,343,413)
Class 529A	(17,366,010)	(172,809,991)	(8,564,743)	(94,605,539)	—	—	—	—
Class 529B	—	—	(459,429)	(4,980,248)	—	—	—	—
Class 529C	—	—	(3,678,567)	(39,639,831)	—	—	—	—
	(23,331,773)	$(244,407,101)	(23,648,471)	$(289,100,927)	(4,200,150)	$(54,504,255)	(11,456,252)	$(171,711,574)
Net change
Class A	2,762,369	$ 34,157,214	1,468,716	$ 19,872,230	(123,670)	$ (1,629,711)	26,171	$ 343,498
Class B	51,021	650,614	(88,520)	(1,219,774)	(11,930)	(150,258)	(10,184)	(150,415)
Class C	(470,609)	(5,532,295)	(1,452,720)	(19,777,250)	14,568	176,742	(41,640)	(617,821)
Class I	256,343	3,241,846	221,391	3,112,797	(68,679)	(921,576)	97,515	1,406,886
Class R1	90,999	1,121,563	2,869	47,572	1,539	20,056	(1,850)	(28,918)
Class R2	1,665,046	20,655,919	(142,507)	(1,985,246)	(44,830)	(504,316)	(214,423)	(3,245,815)
Class R3	4,799,070	59,393,510	(545,794)	(7,731,195)	(476,618)	(6,131,511)	655,383	9,270,248
Class R4	1,981,544	24,575,240	(1,312,531)	(18,246,437)	18,212	262,101	(2,907,049)	(44,540,146)
Class R6	10,800,130	132,767,446	185,548	2,743,123	989,129	12,171,874	982,652	14,313,867
Class 529A	(17,117,917)	(170,314,537)	2,982,722	31,843,492	—	—	—	—
Class 529B	—	—	(339,020)	(3,616,657)	—	—	—	—
Class 529C	—	—	(2,560,138)	(27,038,507)	—	—	—	—
	4,817,996	$100,716,520	(1,579,984)	$(21,995,852)	297,721	$3,293,401	(1,413,425)	$(23,248,616)
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	325,492	$ 5,003,409	826,763	$ 14,694,261	186,492	$ 2,969,118	476,912	$ 8,872,004
Class B	—	—	2,065	35,716	8	132	1,731	31,681
Class C	36,371	545,686	105,073	1,863,284	35,445	557,382	33,896	621,545
Class I	227,774	3,627,383	205,174	3,755,925	35,004	557,960	28,791	543,880
Class R1	16,334	249,650	69,206	1,197,444	9,286	141,766	35,265	596,340
Class R2	210,999	3,230,347	660,459	11,565,292	145,138	2,326,334	274,581	5,031,795
Class R3	1,543,589	23,533,743	4,067,997	72,621,265	1,027,268	16,231,443	2,763,648	51,327,402
Class R4	922,974	14,850,525	719,442	13,299,398	213,310	3,510,883	550,838	10,453,575
Class R6	3,463,462	53,078,086	4,580,292	82,014,152	3,515,158	55,420,768	3,809,173	70,909,801
	6,746,995	$104,118,829	11,236,471	$201,046,737	5,167,109	$81,715,786	7,974,835	$148,388,023

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	382,031	$ 6,788,684	—	$ —	112,150	$ 2,088,232
Class B	—	—	23,777	418,000	—	—	5,556	103,003
Class C	—	—	52,579	916,459	—	—	13,264	244,060
Class I	—	—	35,638	636,136	—	—	5,478	102,283
Class R1	—	—	22,242	392,788	—	—	1,829	34,032
Class R2	—	—	254,531	4,484,827	—	—	67,516	1,258,495
Class R3	—	—	927,695	16,429,472	—	—	586,577	10,933,795
Class R4	—	—	337,284	6,040,757	—	—	186,183	3,492,794
Class R6	—	—	1,373,585	24,559,697	—	—	847,437	15,880,967
	—	$—	3,409,362	$60,666,820	—	$—	1,825,990	$34,137,661
Shares reacquired
Class A	(272,237)	$ (4,216,352)	(785,435)	$ (13,841,138)	(47,864)	$ (750,907)	(319,863)	$ (5,934,680)
Class B	(33,937)	(514,918)	(103,891)	(1,831,513)	(6,566)	(105,679)	(10,676)	(196,141)
Class C	(182,601)	(2,761,491)	(202,667)	(3,545,624)	(15,527)	(242,407)	(30,159)	(559,164)
Class I	(191,170)	(2,949,972)	(177,252)	(3,124,276)	(1,142)	(18,170)	(20,277)	(374,225)
Class R1	(32,035)	(493,209)	(142,680)	(2,459,583)	(4,088)	(65,902)	(6,212)	(114,759)
Class R2	(409,911)	(6,187,742)	(990,552)	(17,692,675)	(180,323)	(2,766,103)	(432,190)	(8,148,030)
Class R3	(1,500,120)	(22,932,900)	(3,520,953)	(63,715,683)	(1,198,661)	(18,976,211)	(2,370,103)	(44,408,051)
Class R4	(948,395)	(15,203,482)	(4,210,706)	(78,281,457)	(108,533)	(1,775,143)	(3,116,882)	(60,059,835)
Class R6	(1,886,407)	(29,353,265)	(2,758,911)	(49,813,544)	(967,969)	(15,558,043)	(1,481,695)	(27,639,378)
	(5,456,813)	$(84,613,331)	(12,893,047)	$(234,305,493)	(2,530,673)	$(40,258,565)	(7,788,057)	$(147,434,263)
Net change
Class A	53,255	$ 787,057	423,359	$ 7,641,807	138,628	$ 2,218,211	269,199	$ 5,025,556
Class B	(33,937)	(514,918)	(78,049)	(1,377,797)	(6,558)	(105,547)	(3,389)	(61,457)
Class C	(146,230)	(2,215,805)	(45,015)	(765,881)	19,918	314,975	17,001	306,441
Class I	36,604	677,411	63,560	1,267,785	33,862	539,790	13,992	271,938
Class R1	(15,701)	(243,559)	(51,232)	(869,351)	5,198	75,864	30,882	515,613
Class R2	(198,912)	(2,957,395)	(75,562)	(1,642,556)	(35,185)	(439,769)	(90,093)	(1,857,740)
Class R3	43,469	600,843	1,474,739	25,335,054	(171,393)	(2,744,768)	980,122	17,853,146
Class R4	(25,421)	(352,957)	(3,153,980)	(58,941,302)	104,777	1,735,740	(2,379,861)	(46,113,466)
Class R6	1,577,055	23,724,821	3,194,966	56,760,305	2,547,189	39,862,725	3,174,915	59,151,390
	1,290,182	$19,505,498	1,752,786	$27,408,064	2,636,436	$41,457,221	2,012,768	$35,091,421
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	208,558	$ 3,599,327	425,267	$ 8,531,346	147,317	$ 2,518,590	329,248	$ 6,388,573
Class B	—	—	1,125	22,234	—	—	1,088	22,886
Class C	35,516	593,743	63,872	1,263,480	39,636	644,749	26,229	516,992
Class I	196,584	3,380,479	100,043	2,073,275	14,398	248,948	32,031	637,136
Class R1	16,220	274,735	50,673	992,387	4,111	69,300	8,590	163,825
Class R2	245,261	4,192,355	494,238	9,886,682	72,209	1,211,937	181,664	3,559,399
Class R3	1,243,636	21,162,192	3,248,381	65,135,731	993,506	16,518,950	2,577,120	50,476,937
Class R4	546,968	9,967,136	504,057	10,531,298	181,124	3,155,820	373,295	7,583,357
Class R6	3,967,228	67,755,639	3,284,786	66,975,268	3,763,994	62,460,121	2,748,174	54,592,402
	6,459,971	$110,925,606	8,172,442	$165,411,701	5,216,295	$86,828,415	6,277,439	$123,941,507

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	205,626	$ 4,165,987	—	$ —	66,848	$ 1,332,945
Class B	—	—	11,659	235,401	—	—	3,285	65,242
Class C	—	—	33,117	658,368	—	—	7,846	154,889
Class I	—	—	20,701	422,501	—	—	10,231	205,037
Class R1	—	—	16,295	327,198	—	—	1,309	26,093
Class R2	—	—	188,169	3,791,607	—	—	42,840	852,096
Class R3	—	—	701,530	14,205,982	—	—	466,560	9,293,873
Class R4	—	—	235,870	4,835,335	—	—	122,644	2,460,233
Class R6	—	—	903,861	18,502,034	—	—	601,572	12,043,466
	—	$—	2,316,828	$47,144,413	—	$—	1,323,135	$26,433,874
Shares reacquired
Class A	(202,774)	$ (3,445,532)	(623,289)	$ (12,624,513)	(53,402)	$ (901,460)	(237,630)	$ (4,730,304)
Class B	(13,413)	(227,551)	(39,948)	(805,661)	(720)	(12,078)	(9,732)	(189,192)
Class C	(36,908)	(618,919)	(92,124)	(1,832,800)	(7,456)	(119,305)	(17,250)	(340,339)
Class I	(50,923)	(881,438)	(27,399)	(556,413)	(1,691)	(27,925)	(11,941)	(225,417)
Class R1	(26,567)	(450,688)	(39,436)	(771,691)	(2,014)	(33,686)	(15,303)	(308,639)
Class R2	(406,125)	(6,886,320)	(844,519)	(17,188,282)	(119,695)	(1,923,860)	(353,461)	(7,099,753)
Class R3	(1,216,784)	(20,618,409)	(2,127,556)	(42,990,532)	(983,107)	(16,331,966)	(1,359,158)	(27,204,271)
Class R4	(492,878)	(9,023,077)	(3,608,044)	(75,675,554)	(136,383)	(2,399,535)	(2,772,888)	(56,611,260)
Class R6	(945,422)	(16,381,674)	(1,616,528)	(32,844,832)	(737,548)	(12,463,818)	(1,056,516)	(21,107,425)
	(3,391,794)	$(58,533,608)	(9,018,843)	$(185,290,278)	(2,042,016)	$(34,213,633)	(5,833,879)	$(117,816,600)
Net change
Class A	5,784	$ 153,795	7,604	$ 72,820	93,915	$ 1,617,130	158,466	$ 2,991,214
Class B	(13,413)	(227,551)	(27,164)	(548,026)	(720)	(12,078)	(5,359)	(101,064)
Class C	(1,392)	(25,176)	4,865	89,048	32,180	525,444	16,825	331,542
Class I	145,661	2,499,041	93,345	1,939,363	12,707	221,023	30,321	616,756
Class R1	(10,347)	(175,953)	27,532	547,894	2,097	35,614	(5,404)	(118,721)
Class R2	(160,864)	(2,693,965)	(162,112)	(3,509,993)	(47,486)	(711,923)	(128,957)	(2,688,258)
Class R3	26,852	543,783	1,822,355	36,351,181	10,399	186,984	1,684,522	32,566,539
Class R4	54,090	944,059	(2,868,117)	(60,308,921)	44,741	756,285	(2,276,949)	(46,567,670)
Class R6	3,021,806	51,373,965	2,572,119	52,632,470	3,026,446	49,996,303	2,293,230	45,528,443
	3,068,177	$52,391,998	1,470,427	$27,265,836	3,174,279	$52,614,782	1,766,695	$32,558,781
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	154,916	$ 3,128,113	252,045	$ 6,019,630	161,803	$ 2,801,544	267,258	$ 5,465,294
Class B	371	6,840	—	—	—	—	—	—
Class C	27,066	525,337	23,288	545,886	16,300	277,396	22,614	460,659
Class I	1,055,848	22,054,395	36,143	835,341	5,273	92,432	22,339	470,696
Class R1	4,455	88,607	16,104	366,729	9,995	172,114	12,186	244,259
Class R2	129,893	2,601,392	235,308	5,569,204	110,832	1,940,690	165,525	3,365,611
Class R3	896,456	17,750,830	1,887,642	44,538,296	802,782	13,839,610	1,442,570	29,397,607
Class R4	244,453	5,143,168	300,510	7,295,992	212,845	3,837,077	292,896	6,109,365
Class R6	2,688,872	53,362,158	2,223,596	52,785,092	2,151,240	37,013,103	2,119,489	43,471,257
	5,202,330	$104,660,840	4,974,636	$117,956,170	3,471,070	$59,973,966	4,344,877	$88,984,748

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	79,973	$ 1,917,746	—	$ —	48,841	$ 1,006,129
Class B	—	—	5,284	124,989	—	—	2,314	47,582
Class C	—	—	12,452	292,874	—	—	8,776	178,864
Class I	—	—	4,329	103,644	—	—	2,010	41,450
Class R1	—	—	2,545	60,077	—	—	2,403	49,193
Class R2	—	—	69,177	1,641,562	—	—	31,118	641,026
Class R3	—	—	423,181	10,063,249	—	—	261,397	5,387,396
Class R4	—	—	104,635	2,509,146	—	—	59,336	1,232,418
Class R6	—	—	487,643	11,674,167	—	—	281,838	5,848,135
	—	$—	1,189,219	$28,387,454	—	$—	698,033	$14,432,193
Shares reacquired
Class A	(61,673)	$ (1,264,305)	(210,167)	$ (4,983,056)	(44,665)	$ (776,439)	(189,613)	$ (3,838,565)
Class B	(6,276)	(120,699)	(18,044)	(418,212)	(986)	(16,894)	(5,030)	(103,673)
Class C	(17,980)	(363,463)	(47,005)	(1,103,526)	(12,639)	(214,410)	(25,177)	(512,363)
Class I	(24,772)	(502,652)	(15,694)	(365,356)	(1,690)	(29,037)	(17,663)	(378,837)
Class R1	(3,461)	(69,556)	(13,151)	(302,751)	(2,962)	(51,332)	(8,673)	(178,727)
Class R2	(174,320)	(3,449,742)	(612,710)	(14,769,906)	(116,498)	(1,938,921)	(569,713)	(11,814,420)
Class R3	(845,075)	(16,716,653)	(1,483,387)	(35,605,071)	(665,666)	(11,444,317)	(888,868)	(18,521,840)
Class R4	(208,811)	(4,402,264)	(2,246,946)	(55,508,210)	(144,925)	(2,649,100)	(1,427,936)	(30,312,705)
Class R6	(583,269)	(11,766,813)	(841,717)	(20,153,772)	(450,031)	(7,899,358)	(614,339)	(12,715,853)
	(1,925,637)	$(38,656,147)	(5,488,821)	$(133,209,860)	(1,440,062)	$(25,019,808)	(3,747,012)	$(78,376,983)
Net change
Class A	93,243	$ 1,863,808	121,851	$ 2,954,320	117,138	$ 2,025,105	126,486	$ 2,632,858
Class B	(5,905)	(113,859)	(12,760)	(293,223)	(986)	(16,894)	(2,716)	(56,091)
Class C	9,086	161,874	(11,265)	(264,766)	3,661	62,986	6,213	127,160
Class I	1,031,076	21,551,743	24,778	573,629	3,583	63,395	6,686	133,309
Class R1	994	19,051	5,498	124,055	7,033	120,782	5,916	114,725
Class R2	(44,427)	(848,350)	(308,225)	(7,559,140)	(5,666)	1,769	(373,070)	(7,807,783)
Class R3	51,381	1,034,177	827,436	18,996,474	137,116	2,395,293	815,099	16,263,163
Class R4	35,642	740,904	(1,841,801)	(45,703,072)	67,920	1,187,977	(1,075,704)	(22,970,922)
Class R6	2,105,603	41,595,345	1,869,522	44,305,487	1,701,209	29,113,745	1,786,988	36,603,539
	3,276,693	$66,004,693	675,034	$13,133,764	2,031,008	$34,954,158	1,295,898	$25,039,958
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	132,075	$ 1,818,331	241,447	$ 3,962,591	11,680	$ 96,230	27,184	$ 256,895
Class C	10,065	138,055	17,566	282,211	1,981	16,202	5,793	57,270
Class I	2,690	37,086	6,289	103,954	1,021	8,516	5,110	51,001
Class R1	—	—	250	4,095	936	8,000	5,001	50,000
Class R2	53,983	742,617	79,064	1,283,102	1,890	15,391	6,711	66,322
Class R3	699,207	9,621,408	1,157,847	18,542,592	30,304	244,971	5,000	50,000
Class R4	60,627	841,443	162,924	2,654,422	1,001	8,519	5,000	50,000
Class R6	1,489,067	20,431,968	1,265,249	20,560,682	61,165	498,628	74,096	727,018
	2,447,714	$33,630,908	2,930,636	$47,393,649	109,978	$896,457	133,895	$1,308,506

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Six Months Ended 10/31/22		Year ended 4/30/22		Six Months Ended 10/31/22		Year ended 4/30/22 (c)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	27,762	$ 455,025	—	$ —	558	$ 5,464
Class B	—	—	625	10,248	—	—	—	—
Class C	—	—	2,940	47,868	—	—	195	1,913
Class I	—	—	1,117	18,437	—	—	211	2,074
Class R1	—	—	283	4,654	—	—	194	1,908
Class R2	—	—	6,781	111,001	—	—	240	2,355
Class R3	—	—	87,099	1,429,297	—	—	207	2,033
Class R4	—	—	11,210	184,859	—	—	211	2,075
Class R6	—	—	107,040	1,768,301	—	—	2,381	23,353
	—	$—	244,857	$4,029,690	—	$—	4,197	$41,175
Shares reacquired
Class A	(19,278)	$ (269,798)	(66,640)	$ (1,105,947)	(440)	$ (3,478)	(93)	$ (869)
Class B	(360)	(4,923)	(268)	(4,289)	—	—	—	—
Class C	(6,280)	(87,553)	(6,669)	(107,515)	(626)	(5,165)	(24)	(222)
Class I	(498)	(6,730)	(1,676)	(27,029)	—	—	(3)	(25)
Class R1	—	—	(251)	(4,211)	—	—	—	—
Class R2	(77,226)	(1,021,858)	(39,650)	(646,274)	(10)	(87)	(7)	(66)
Class R3	(323,751)	(4,401,009)	(379,140)	(6,129,529)	(1)	(9)	—	—
Class R4	(17,360)	(243,498)	(505,627)	(8,417,983)	(60)	(481)	—	—
Class R6	(277,390)	(3,853,584)	(487,073)	(7,945,299)	(2,743)	(22,948)	(96)	(889)
	(722,143)	$(9,888,953)	(1,486,994)	$(24,388,076)	(3,880)	$(32,168)	(223)	$(2,071)
Net change
Class A	112,797	$ 1,548,533	202,569	$ 3,311,669	11,240	$ 92,752	27,649	$ 261,490
Class B	(360)	(4,923)	357	5,959	—	—	—	—
Class C	3,785	50,502	13,837	222,564	1,355	11,037	5,964	58,961
Class I	2,192	30,356	5,730	95,362	1,021	8,516	5,318	53,050
Class R1	—	—	282	4,538	936	8,000	5,195	51,908
Class R2	(23,243)	(279,241)	46,195	747,829	1,880	15,304	6,944	68,611
Class R3	375,456	5,220,399	865,806	13,842,360	30,303	244,962	5,207	52,033
Class R4	43,267	597,945	(331,493)	(5,578,702)	941	8,038	5,211	52,075
Class R6	1,211,677	16,578,384	885,216	14,383,684	58,422	475,680	76,381	749,482
	1,725,571	$23,741,955	1,688,499	$27,035,263	106,098	$864,289	137,869	$1,347,610
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable)  shares were closed to new and existing investors subject to certain exceptions. For the MFS Lifetime Income Fund, effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements (unaudited) - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$1,240	$939	$1,583	$1,060	$1,266
Interest Expense	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$798	$758	$453	$180	$3
Interest Expense	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,705,628	$5,685,328	$3,685,120	$157,743	$(724,677)	$13,138,902
MFS Blended Research Growth Equity Fund	11,477,935	6,146,478	3,171,038	(237,460)	(1,086,619)	13,129,296
MFS Blended Research International Equity Fund	14,893,022	7,840,992	4,324,956	392,253	(2,391,819)	16,409,492
MFS Blended Research Mid Cap Equity Fund	17,517,440	8,746,648	5,932,138	30,290	(326,914)	20,035,326
MFS Blended Research Small Cap Equity Fund	5,749,446	2,948,003	1,798,667	82,788	(364,010)	6,617,560
MFS Blended Research Value Equity Fund	11,811,522	5,651,120	4,234,850	715,820	(597,911)	13,345,701
MFS Commodity Strategy Fund	12,356,039	7,266,699	5,109,239	603,539	(2,001,073)	13,115,965
MFS Emerging Markets Debt Fund	6,060,907	3,187,724	1,837,694	(362,432)	(488,058)	6,560,447
MFS Emerging Markets Debt Local Currency Fund (a)	5,994,229	3,179,223	1,988,845	(530,237)	(93,130)	6,561,240
MFS Global Opportunistic Bond Fund	42,810,062	20,751,547	14,356,180	(2,316,702)	(957,375)	45,931,352
MFS Global Real Estate Fund	11,830,220	7,012,026	2,764,116	447,796	(3,403,203)	13,122,723
MFS Government Securities Fund	61,201,977	30,838,086	21,072,347	(2,237,946)	(3,134,169)	65,595,601
MFS Growth Fund	11,446,018	6,429,146	3,095,791	863,530	(2,516,373)	13,126,530
MFS High Income Fund	12,202,992	5,819,059	3,892,989	(472,904)	(526,488)	13,129,670
MFS Inflation-Adjusted Bond Fund	61,414,378	31,463,385	19,662,568	(256,884)	(7,343,317)	65,614,994
MFS Institutional Money Market Portfolio	1,061,965	15,743,607	15,735,798	(339)	—	1,069,435
MFS International Growth Fund	2,987,425	1,519,506	873,256	197,128	(548,675)	3,282,128
MFS International Intrinsic Value Fund	2,978,250	1,598,407	827,302	97,156	(565,000)	3,281,511
MFS Limited Maturity Fund	123,552,457	61,456,092	49,450,644	(2,426,447)	(1,909,776)	131,221,682
MFS Mid Cap Growth Fund	8,604,487	4,615,814	2,495,346	513,350	(1,385,642)	9,852,663
MFS Mid Cap Value Fund	8,808,563	4,390,618	3,044,951	1,420,488	(1,703,041)	9,871,677
MFS New Discovery Fund	2,880,117	1,500,055	856,534	(239,236)	4,049	3,288,451
MFS New Discovery Value Fund	2,921,131	1,554,130	971,000	312,196	(506,526)	3,309,931
MFS Research Fund	11,667,473	5,803,427	3,608,958	1,465,139	(2,191,631)	13,135,450
MFS Research International Fund	8,918,970	4,756,359	2,605,408	626,460	(1,851,004)	9,845,377
MFS Total Return Bond Fund	121,888,157	61,231,827	39,622,768	(4,343,399)	(7,956,626)	131,197,191
MFS Value Fund	11,791,665	5,728,227	4,040,948	1,633,509	(1,867,936)	13,244,517
	$606,532,475	$322,863,533	$221,059,451	$(3,864,801)	$(46,436,944)	$658,034,812

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	151,689	—
MFS Emerging Markets Debt Local Currency Fund (a)	134,586	—
MFS Global Opportunistic Bond Fund	343,497	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	572,359	—
MFS Growth Fund	—	—
MFS High Income Fund	295,551	—
MFS Inflation-Adjusted Bond Fund	2,286,270	—
MFS Institutional Money Market Portfolio	9,355	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,234,253	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	31,016	47,773
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,697,830	—
MFS Value Fund	113,459	—
	$6,869,865	$47,773

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,782,613	$593,267	$1,008,998	$(54,228)	$(229,226)	$10,083,428
MFS Blended Research Growth Equity Fund	10,499,972	1,278,207	952,798	(121,326)	(620,627)	10,083,428
MFS Blended Research International Equity Fund	14,395,742	1,195,404	643,724	(6,316)	(1,767,664)	13,173,442
MFS Blended Research Mid Cap Equity Fund	14,777,601	686,165	1,381,240	(109,985)	14,288	13,986,829
MFS Blended Research Small Cap Equity Fund	3,951,872	326,664	270,246	(23,646)	(81,243)	3,903,401
MFS Blended Research Value Equity Fund	10,883,003	252,399	1,179,119	221,368	(94,223)	10,083,428
MFS Commodity Strategy Fund	8,416,875	1,811,041	1,350,465	169,504	(1,240,154)	7,806,801
MFS Emerging Markets Debt Fund	7,005,802	734,956	683,093	(152,041)	(725,588)	6,180,036
MFS Emerging Markets Debt Local Currency Fund (a)	6,924,168	685,206	764,774	(195,687)	(468,885)	6,180,028
MFS Global Opportunistic Bond Fund	29,272,064	2,420,548	2,423,537	(452,133)	(1,493,131)	27,323,811
MFS Global Real Estate Fund	8,084,897	1,749,271	245,842	(9,727)	(1,771,786)	7,806,813
MFS Government Securities Fund	41,981,960	3,898,780	3,661,498	(560,726)	(2,624,511)	39,034,005
MFS Growth Fund	10,447,231	1,470,088	838,641	(34,971)	(960,229)	10,083,478
MFS High Income Fund	14,118,503	913,294	1,746,173	(246,084)	(679,484)	12,360,056
MFS Inflation-Adjusted Bond Fund	42,079,286	5,327,757	3,669,043	(304,541)	(4,399,453)	39,034,006
MFS Institutional Money Market Portfolio	786,735	5,136,868	5,242,318	(54)	42	681,273
MFS International Growth Fund	3,443,816	215,427	231,158	5,507	(343,576)	3,090,016
MFS International Intrinsic Value Fund	3,446,023	320,150	234,205	(36,065)	(405,888)	3,090,015
MFS Limited Maturity Fund	55,283,420	7,542,357	5,637,195	(373,086)	(1,513,759)	55,301,737
MFS Mid Cap Growth Fund	7,250,048	796,732	607,772	(31,152)	(414,441)	6,993,415
MFS Mid Cap Value Fund	7,433,952	460,728	725,232	170,107	(346,140)	6,993,415
MFS New Discovery Fund	1,957,953	225,046	140,541	(49,998)	(40,760)	1,951,700
MFS New Discovery Value Fund	2,007,626	217,766	147,178	(2,333)	(124,181)	1,951,700
MFS Research Fund	10,754,605	693,373	1,001,618	145,182	(508,082)	10,083,460
MFS Research International Fund	7,493,796	688,445	295,773	(10,222)	(882,832)	6,993,414
MFS Total Return Bond Fund	69,081,249	7,898,681	4,132,400	(746,771)	(5,415,885)	66,684,874
MFS Value Fund	10,874,564	441,614	1,129,819	242,619	(345,527)	10,083,451
	$413,435,376	$47,980,234	$40,344,400	$(2,566,805)	$(27,482,945)	$391,021,460

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	170,675	—
MFS Emerging Markets Debt Local Currency Fund (a)	157,966	—
MFS Global Opportunistic Bond Fund	241,562	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	384,506	—
MFS Growth Fund	—	—
MFS High Income Fund	332,231	—
MFS Inflation-Adjusted Bond Fund	1,581,517	—
MFS Institutional Money Market Portfolio	6,698	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	562,564	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	28,557	43,986
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	969,896	—
MFS Value Fund	106,346	—
	$4,542,518	$43,986

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$26,155,986	$1,080,322	$1,584,762	$(182,273)	$(534,503)	$24,934,770
MFS Blended Research Growth Equity Fund	25,428,615	3,101,828	1,759,959	(375,556)	(1,489,996)	24,904,932
MFS Blended Research International Equity Fund	38,779,672	2,435,736	452,333	(39,639)	(4,834,572)	35,888,864
MFS Blended Research Mid Cap Equity Fund	43,282,606	961,102	3,066,789	(296,541)	(68,941)	40,811,437
MFS Blended Research Small Cap Equity Fund	9,436,167	400,547	502,223	(57,899)	(210,397)	9,066,195
MFS Blended Research Value Equity Fund	26,499,506	328,293	1,753,598	103,319	211,834	25,389,354
MFS Commodity Strategy Fund	20,637,693	2,453,590	2,527,410	203,894	(2,836,032)	17,931,735
MFS Emerging Markets Debt Fund	19,688,678	1,821,152	1,027,203	(277,212)	(2,270,089)	17,935,326
MFS Emerging Markets Debt Local Currency Fund (a)	14,473,431	1,560,453	687,497	(213,704)	(1,249,618)	13,883,065
MFS Global Opportunistic Bond Fund	41,584,240	3,698,710	1,950,149	(399,878)	(2,446,180)	40,486,743
MFS Global Real Estate Fund	19,338,072	3,148,597	334,325	(21,168)	(4,178,568)	17,952,608
MFS Government Securities Fund	74,471,760	6,161,555	5,542,987	(886,392)	(4,817,147)	69,386,789
MFS Growth Fund	25,325,250	3,504,141	1,437,130	(151,005)	(2,345,725)	24,895,531
MFS High Income Fund	29,635,816	1,744,067	1,575,823	(265,351)	(1,747,781)	27,790,928
MFS Inflation-Adjusted Bond Fund	59,401,973	7,242,666	2,573,659	(273,561)	(6,546,632)	57,250,787
MFS Institutional Money Market Portfolio	841,299	7,639,155	7,631,520	(154)	(4)	848,776
MFS International Growth Fund	9,683,106	445,599	172,988	(24,887)	(957,700)	8,973,130
MFS International Intrinsic Value Fund	9,687,739	815,772	247,071	(74,082)	(1,210,967)	8,971,391
MFS International New Discovery Fund	5,011,385	81,482	428,860	53,508	(662,547)	4,054,968
MFS Limited Maturity Fund	23,037,233	7,007,560	263,449	(19,624)	(875,138)	28,886,582
MFS Mid Cap Growth Fund	21,094,491	1,766,464	1,515,451	(186,027)	(1,155,625)	20,003,852
MFS Mid Cap Value Fund	21,799,501	407,446	1,625,961	674,367	(1,234,716)	20,020,637
MFS New Discovery Fund	4,655,782	376,761	313,409	(118,692)	(105,305)	4,495,137
MFS New Discovery Value Fund	4,816,515	273,436	242,661	(10,136)	(301,310)	4,535,844
MFS Research Fund	26,070,056	1,319,852	1,541,029	(50,551)	(875,976)	24,922,352
MFS Research International Fund	19,305,075	1,228,646	253,706	(18,432)	(2,316,218)	17,945,365
MFS Total Return Bond Fund	80,130,856	9,710,034	2,746,620	(549,234)	(6,768,029)	79,777,007
MFS Value Fund	26,407,386	661,967	1,757,260	573,886	(847,664)	25,038,315
	$726,679,889	$71,376,933	$45,515,832	$(2,883,024)	$(52,675,546)	$696,982,420

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	490,143	—
MFS Emerging Markets Debt Local Currency Fund (a)	340,859	—
MFS Global Opportunistic Bond Fund	352,000	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	688,362	—
MFS Growth Fund	—	—
MFS High Income Fund	726,449	—
MFS Inflation-Adjusted Bond Fund	2,292,721	—
MFS Institutional Money Market Portfolio	6,836	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	263,242	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	68,364	105,299
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,148,235	—
MFS Value Fund	264,023	—
	$6,641,234	$105,299

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$21,867,447	$1,622,673	$847,358	$(153,619)	$(456,909)	$22,032,234
MFS Blended Research Emerging Markets Equity Fund	1,653,042	216,670	169,904	(3,876)	(294,072)	1,401,860
MFS Blended Research Growth Equity Fund	21,578,585	3,091,927	1,040,582	(216,536)	(1,381,160)	22,032,234
MFS Blended Research International Equity Fund	36,469,319	4,427,101	399,735	(69,517)	(4,575,098)	35,852,070
MFS Blended Research Mid Cap Equity Fund	39,286,395	1,783,683	1,497,871	(140,491)	(174,377)	39,257,339
MFS Blended Research Small Cap Equity Fund	8,508,325	582,619	235,993	(25,368)	(217,030)	8,612,553
MFS Blended Research Value Equity Fund	22,140,738	664,621	1,035,683	(40,898)	303,456	22,032,234
MFS Commodity Strategy Fund	19,519,425	3,275,099	3,132,148	240,483	(2,677,756)	17,225,103
MFS Emerging Markets Debt Fund	14,340,782	2,680,953	703,552	(206,109)	(1,690,687)	14,421,387
MFS Emerging Markets Debt Local Currency Fund (a)	9,467,167	1,680,214	570,037	(176,877)	(786,212)	9,614,255
MFS Emerging Markets Equity Fund	1,651,576	224,272	182,550	(14,273)	(277,163)	1,401,862
MFS Global Opportunistic Bond Fund	17,436,968	3,004,403	787,155	(176,544)	(1,049,466)	18,428,206
MFS Global Real Estate Fund	17,605,232	3,543,542	59,842	(7,797)	(3,856,029)	17,225,106
MFS Government Securities Fund	14,791,461	6,675,093	21,970	(4,225)	(1,406,269)	20,034,090
MFS Growth Fund	21,536,165	3,467,026	838,522	(192,021)	(1,940,454)	22,032,194
MFS High Income Fund	19,291,780	2,196,295	935,153	(159,039)	(1,165,369)	19,228,514
MFS Inflation-Adjusted Bond Fund	27,296,432	5,260,729	1,318,642	(167,670)	(3,028,382)	28,042,467
MFS Institutional Money Market Portfolio	300,295	3,790,994	3,689,926	14	14	401,391
MFS International Growth Fund	10,356,498	878,979	162,541	(38,533)	(1,019,992)	10,014,411
MFS International Intrinsic Value Fund	10,316,796	1,220,800	140,680	(41,844)	(1,340,661)	10,014,411
MFS International New Discovery Fund	7,996,231	721,774	88,500	(29,218)	(989,462)	7,610,825
MFS Mid Cap Growth Fund	19,233,587	2,510,032	866,693	(206,747)	(1,041,510)	19,628,669
MFS Mid Cap Value Fund	19,730,215	1,242,526	826,391	23,126	(540,807)	19,628,669
MFS New Discovery Fund	4,242,088	458,667	188,672	(107,339)	(98,468)	4,306,276
MFS New Discovery Value Fund	4,312,581	380,329	103,597	(12,696)	(270,329)	4,306,288
MFS Research Fund	21,785,630	1,889,305	853,020	(119,360)	(670,322)	22,032,233
MFS Research International Fund	15,728,873	2,086,347	48,327	(11,462)	(1,932,186)	15,823,245
MFS Total Return Bond Fund	23,195,151	5,939,365	431,709	(90,568)	(2,170,398)	26,441,841
MFS Value Fund	22,020,168	1,234,078	987,685	82,136	(316,421)	22,032,276
	$473,658,952	$66,750,116	$22,164,438	$(2,066,868)	$(35,063,519)	$481,114,243

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	366,579	—
MFS Emerging Markets Debt Local Currency Fund (a)	224,778	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	150,309	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	162,020	—
MFS Growth Fund	—	—
MFS High Income Fund	477,987	—
MFS Inflation-Adjusted Bond Fund	1,069,868	—
MFS Institutional Money Market Portfolio	3,274	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	62,099	95,650
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	348,861	—
MFS Value Fund	221,016	—
	$3,086,791	$95,650

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$28,312,455	$2,468,661	$957,607	$(209,196)	$(608,668)	$29,005,645
MFS Blended Research Emerging Markets Equity Fund	3,859,421	878,812	247,145	(44,903)	(699,755)	3,746,430
MFS Blended Research Growth Equity Fund	28,769,174	4,411,490	1,159,519	(277,677)	(1,891,957)	29,851,511
MFS Blended Research International Equity Fund	53,611,685	7,438,675	672,313	(108,512)	(6,730,610)	53,538,925
MFS Blended Research Mid Cap Equity Fund	53,159,033	2,927,976	1,724,970	(203,197)	(256,949)	53,901,893
MFS Blended Research Small Cap Equity Fund	12,141,806	985,111	322,460	(46,253)	(310,080)	12,448,124
MFS Blended Research Value Equity Fund	29,630,663	1,650,426	1,756,862	(88,280)	415,564	29,851,511
MFS Commodity Strategy Fund	27,273,956	5,306,961	4,238,080	267,449	(3,714,039)	24,896,247
MFS Emerging Markets Debt Fund	11,197,569	3,057,962	389,507	(123,407)	(1,414,413)	12,328,204
MFS Emerging Markets Debt Local Currency Fund (a)	7,391,878	1,936,334	327,296	(106,048)	(676,073)	8,218,795
MFS Emerging Markets Equity Fund	3,841,219	910,847	273,637	(79,261)	(652,735)	3,746,433
MFS Global Opportunistic Bond Fund	11,301,874	2,358,843	525,447	(121,687)	(685,389)	12,328,194
MFS Global Real Estate Fund	24,945,572	5,567,366	103,196	(13,509)	(5,499,988)	24,896,245
MFS Growth Fund	28,641,829	4,949,738	851,519	(213,719)	(2,674,690)	29,851,639
MFS High Income Fund	15,047,206	2,875,662	414,157	(78,284)	(992,836)	16,437,591
MFS Inflation-Adjusted Bond Fund	24,100,473	4,984,357	1,482,769	(187,342)	(2,638,403)	24,776,316
MFS Institutional Money Market Portfolio	352,442	6,276,094	6,273,032	156	(1)	355,659
MFS International Growth Fund	16,285,597	1,809,713	220,330	(56,537)	(1,623,885)	16,194,558
MFS International Intrinsic Value Fund	16,120,441	2,419,162	155,538	(51,320)	(2,138,187)	16,194,558
MFS International New Discovery Fund	15,346,929	1,751,688	139,565	(50,930)	(1,922,402)	14,985,720
MFS Mid Cap Growth Fund	25,968,686	3,586,334	894,994	(268,877)	(1,440,203)	26,950,946
MFS Mid Cap Value Fund	26,597,356	2,182,137	1,122,753	54,152	(759,945)	26,950,947
MFS New Discovery Fund	6,025,744	717,608	218,912	(135,418)	(164,960)	6,224,062
MFS New Discovery Value Fund	6,135,094	661,433	167,935	(25,371)	(379,159)	6,224,062
MFS Research Fund	28,209,288	2,720,274	875,926	(151,209)	(896,782)	29,005,645
MFS Research International Fund	20,830,358	2,986,464	78,676	(17,523)	(2,570,803)	21,149,820
MFS Total Return Bond Fund	16,243,273	2,930,240	1,128,811	(221,955)	(1,265,221)	16,557,526
MFS Value Fund	29,484,992	2,197,107	1,494,433	250,834	(586,949)	29,851,551
	$570,826,013	$82,947,475	$28,217,389	$(2,307,824)	$(42,779,518)	$580,468,757

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	298,492	—
MFS Emerging Markets Debt Local Currency Fund (a)	182,125	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	98,687	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS High Income Fund	387,836	—
MFS Inflation-Adjusted Bond Fund	945,706	—
MFS Institutional Money Market Portfolio	2,541	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	87,843	135,301
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	231,669	—
MFS Value Fund	295,069	—
	$2,529,968	$135,301

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,343,389	$2,601,706	$614,586	$(131,144)	$(369,641)	$18,829,724
MFS Blended Research Emerging Markets Equity Fund	3,265,023	995,260	255,208	(65,930)	(565,572)	3,373,573
MFS Blended Research Growth Equity Fund	18,469,926	4,015,119	770,674	(191,405)	(1,202,641)	20,320,325
MFS Blended Research International Equity Fund	37,255,821	7,802,264	809,986	(202,486)	(4,582,079)	39,463,534
MFS Blended Research Mid Cap Equity Fund	34,351,259	4,040,165	1,218,762	(141,705)	(156,252)	36,874,705
MFS Blended Research Small Cap Equity Fund	8,290,707	1,208,103	233,407	(34,221)	(208,692)	9,022,490
MFS Blended Research Value Equity Fund	19,070,087	2,175,593	1,136,732	(59,031)	270,408	20,320,325
MFS Commodity Strategy Fund	19,633,090	4,740,299	3,987,457	276,281	(2,617,233)	18,044,980
MFS Emerging Markets Debt Fund	1,618,580	1,003,596	21,819	(7,725)	(238,401)	2,354,231
MFS Emerging Markets Debt Local Currency Fund (a)	1,071,127	644,911	20,053	(7,191)	(119,307)	1,569,487
MFS Emerging Markets Equity Fund	3,259,767	1,013,024	278,315	(99,645)	(521,258)	3,373,573
MFS Global Opportunistic Bond Fund	1,630,698	893,530	39,672	(9,992)	(120,333)	2,354,231
MFS Global Real Estate Fund	17,179,117	4,721,242	80,199	(15,910)	(3,759,269)	18,044,981
MFS Growth Fund	18,428,930	4,337,159	592,437	(182,204)	(1,671,094)	20,320,354
MFS High Income Fund	2,171,688	1,155,613	19,517	(4,391)	(164,418)	3,138,975
MFS Inflation-Adjusted Bond Fund	10,354,733	3,132,061	887,765	(123,667)	(1,098,638)	11,376,724
MFS Institutional Money Market Portfolio	370,745	2,923,481	2,919,836	(46)	—	374,344
MFS International Growth Fund	11,752,791	2,111,195	247,068	(77,609)	(1,143,246)	12,396,063
MFS International Intrinsic Value Fund	11,682,049	2,470,481	167,747	(61,986)	(1,526,735)	12,396,062
MFS International New Discovery Fund	12,949,456	2,370,402	146,979	(55,595)	(1,622,989)	13,494,295
MFS Mid Cap Growth Fund	16,760,372	3,388,003	611,901	(198,043)	(901,078)	18,437,353
MFS Mid Cap Value Fund	17,208,543	2,467,534	782,201	(67,987)	(388,536)	18,437,353
MFS New Discovery Fund	4,131,238	747,672	162,323	(114,295)	(91,047)	4,511,245
MFS New Discovery Value Fund	4,202,065	707,065	120,952	(18,073)	(258,855)	4,511,250
MFS Research Fund	17,268,649	2,810,534	606,902	(107,234)	(535,323)	18,829,724
MFS Research International Fund	13,688,692	2,804,898	114,466	(30,705)	(1,677,011)	14,671,408
MFS Total Return Bond Fund	9,155,665	2,397,305	908,377	(176,117)	(661,240)	9,807,236
MFS Value Fund	18,947,922	2,550,173	960,882	(81,566)	(135,280)	20,320,367
	$351,512,129	$72,228,388	$18,716,223	$(1,989,622)	$(26,065,760)	$376,968,912

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	48,245	—
MFS Emerging Markets Debt Local Currency Fund (a)	29,019	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	15,713	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS High Income Fund	62,510	—
MFS Inflation-Adjusted Bond Fund	406,733	—
MFS Institutional Money Market Portfolio	3,152	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	60,093	92,558
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	129,655	—
MFS Value Fund	189,223	—
	$944,343	$92,558

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,671,828	$3,295,125	$651,173	$(138,375)	$(356,935)	$18,820,470
MFS Blended Research Emerging Markets Equity Fund	3,411,427	1,288,295	223,218	(53,199)	(659,211)	3,764,094
MFS Blended Research Growth Equity Fund	18,072,086	4,884,131	862,463	(222,057)	(1,169,181)	20,702,516
MFS Blended Research International Equity Fund	37,240,734	9,838,370	580,650	(115,974)	(4,977,447)	41,405,033
MFS Blended Research Mid Cap Equity Fund	33,516,363	5,561,795	1,187,169	(140,611)	(109,439)	37,640,939
MFS Blended Research Small Cap Equity Fund	8,253,490	1,619,333	221,346	(32,392)	(208,850)	9,410,235
MFS Blended Research Value Equity Fund	18,567,362	2,797,777	895,226	(45,110)	277,714	20,702,517
MFS Commodity Strategy Fund	19,384,284	5,184,374	3,285,706	163,911	(2,626,393)	18,820,470
MFS Emerging Markets Equity Fund	3,412,530	1,303,206	250,524	(83,543)	(617,574)	3,764,095
MFS Global Real Estate Fund	17,041,408	5,882,655	106,016	(17,955)	(3,979,609)	18,820,483
MFS Growth Fund	18,058,648	5,278,121	758,604	(218,450)	(1,657,194)	20,702,521
MFS Inflation-Adjusted Bond Fund	8,676,178	2,614,508	820,331	(93,225)	(966,892)	9,410,238
MFS Institutional Money Market Portfolio	342,745	22,235,354	22,231,945	73	4	346,231
MFS International Growth Fund	11,867,190	2,820,196	208,341	(62,886)	(1,241,830)	13,174,329
MFS International Intrinsic Value Fund	11,807,261	3,299,140	225,956	(84,339)	(1,621,768)	13,174,338
MFS International New Discovery Fund	13,545,971	3,479,327	81,366	(33,902)	(1,853,665)	15,056,365
MFS Mid Cap Growth Fund	16,459,315	4,174,049	717,462	(218,970)	(876,462)	18,820,470
MFS Mid Cap Value Fund	16,786,442	3,226,188	734,872	(60,584)	(396,704)	18,820,470
MFS New Discovery Fund	4,118,791	969,814	180,114	(117,959)	(85,415)	4,705,117
MFS New Discovery Value Fund	4,174,567	907,316	86,445	(14,755)	(275,564)	4,705,119
MFS Research Fund	16,621,965	3,482,737	644,314	(114,542)	(525,360)	18,820,486
MFS Research International Fund	13,492,158	3,435,529	76,037	(22,953)	(1,772,306)	15,056,391
MFS Total Return Bond Fund	8,580,801	2,478,107	815,806	(152,708)	(680,158)	9,410,236
MFS Value Fund	18,463,133	3,258,611	794,984	(52,351)	(171,859)	20,702,550
	$338,566,677	$103,314,058	$36,640,068	$(1,932,856)	$(26,552,098)	$376,755,713

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	353,973	—
MFS Institutional Money Market Portfolio	3,037	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	64,224	98,923
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	127,997	—
MFS Value Fund	198,496	—
	$747,727	$98,923

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,068,073	$1,681,098	$327,283	$(69,509)	$(219,783)	$11,132,596
MFS Blended Research Emerging Markets Equity Fund	2,051,008	722,157	130,790	(37,470)	(378,386)	2,226,519
MFS Blended Research Growth Equity Fund	10,936,760	2,577,186	429,800	(110,051)	(728,239)	12,245,856
MFS Blended Research International Equity Fund	22,391,014	5,568,799	523,549	(154,681)	(2,789,871)	24,491,712
MFS Blended Research Mid Cap Equity Fund	20,180,051	2,897,297	684,740	(82,954)	(44,462)	22,265,192
MFS Blended Research Small Cap Equity Fund	4,985,091	844,872	121,137	(19,228)	(123,300)	5,566,298
MFS Blended Research Value Equity Fund	11,162,121	1,364,455	431,753	(26,446)	177,479	12,245,856
MFS Commodity Strategy Fund	11,824,961	2,713,284	1,929,598	99,924	(1,575,975)	11,132,596
MFS Emerging Markets Equity Fund	2,050,488	728,857	142,652	(56,363)	(353,802)	2,226,528
MFS Global Real Estate Fund	10,206,748	3,369,377	109,736	(23,934)	(2,309,857)	11,132,598
MFS Growth Fund	10,931,160	2,838,164	400,864	(130,171)	(992,439)	12,245,850
MFS Inflation-Adjusted Bond Fund	5,240,023	1,305,849	361,749	(46,375)	(571,441)	5,566,307
MFS Institutional Money Market Portfolio	234,418	1,476,237	1,476,186	(26)	—	234,443
MFS International Growth Fund	7,133,979	1,549,608	129,674	(43,636)	(717,458)	7,792,819
MFS International Intrinsic Value Fund	7,119,649	1,787,826	114,300	(47,474)	(952,852)	7,792,849
MFS International New Discovery Fund	8,162,609	1,939,805	96,023	(37,775)	(1,062,528)	8,906,088
MFS Mid Cap Growth Fund	9,935,823	2,234,659	381,234	(126,030)	(530,622)	11,132,596
MFS Mid Cap Value Fund	10,116,935	1,676,314	407,598	(38,696)	(214,359)	11,132,596
MFS New Discovery Fund	2,488,472	516,625	101,320	(76,644)	(43,984)	2,783,149
MFS New Discovery Value Fund	2,519,938	484,250	54,791	(10,014)	(156,222)	2,783,161
MFS Research Fund	10,046,739	1,795,172	334,477	(59,939)	(314,878)	11,132,617
MFS Research International Fund	8,120,509	1,934,406	109,266	(33,411)	(1,006,161)	8,906,077
MFS Total Return Bond Fund	5,176,549	1,235,369	362,871	(69,292)	(413,455)	5,566,300
MFS Value Fund	11,126,903	1,611,434	379,124	(35,809)	(77,535)	12,245,869
	$204,210,021	$44,853,100	$9,540,515	$(1,236,004)	$(15,400,130)	$222,886,472

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	206,850	—
MFS Institutional Money Market Portfolio	2,061	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	37,108	57,156
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	75,034	—
MFS Value Fund	114,442	—
	$435,495	$57,156

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$3,924,341	$1,083,006	$83,593	$(26,082)	$(80,880)	$4,816,792
MFS Blended Research Emerging Markets Equity Fund	805,259	371,021	36,376	(11,756)	(164,790)	963,358
MFS Blended Research Growth Equity Fund	4,301,765	1,478,457	143,500	(61,555)	(276,696)	5,298,471
MFS Blended Research International Equity Fund	8,744,055	3,227,039	160,220	(52,706)	(1,161,226)	10,596,942
MFS Blended Research Mid Cap Equity Fund	7,840,106	2,007,434	210,198	(84,654)	80,895	9,633,583
MFS Blended Research Small Cap Equity Fund	1,956,988	564,108	63,356	(19,718)	(29,626)	2,408,396
MFS Blended Research Value Equity Fund	4,323,930	983,938	91,248	(18,874)	100,725	5,298,471
MFS Commodity Strategy Fund	4,239,956	1,612,866	452,917	23,488	(606,602)	4,816,791
MFS Emerging Markets Equity Fund	808,192	371,243	40,886	(17,691)	(157,500)	963,358
MFS Global Real Estate Fund	3,929,413	1,877,146	21,288	(4,977)	(963,502)	4,816,792
MFS Growth Fund	4,310,622	1,598,426	146,159	(52,593)	(411,825)	5,298,471
MFS Inflation-Adjusted Bond Fund	2,036,881	768,751	135,889	(20,132)	(241,215)	2,408,396
MFS Institutional Money Market Portfolio	43,353	1,166,981	1,174,589	16	—	35,761
MFS International Growth Fund	2,791,325	938,889	44,250	(15,478)	(298,732)	3,371,754
MFS International Intrinsic Value Fund	2,780,109	1,058,455	49,994	(22,161)	(394,655)	3,371,754
MFS International New Discovery Fund	3,181,249	1,173,173	41,377	(17,247)	(442,364)	3,853,434
MFS Mid Cap Growth Fund	3,910,612	1,321,532	148,692	(56,332)	(210,328)	4,816,792
MFS Mid Cap Value Fund	3,928,243	1,078,159	102,099	(12,400)	(75,112)	4,816,791
MFS New Discovery Fund	981,012	314,857	46,608	(35,953)	(9,110)	1,204,198
MFS New Discovery Value Fund	983,319	310,828	25,480	(5,417)	(59,052)	1,204,198
MFS Research Fund	3,923,159	1,124,397	83,373	(20,209)	(127,182)	4,816,792
MFS Research International Fund	3,174,421	1,159,073	46,189	(15,489)	(418,382)	3,853,434
MFS Total Return Bond Fund	2,015,561	727,754	128,341	(25,892)	(180,686)	2,408,396
MFS Value Fund	4,318,370	1,095,332	80,017	(10,695)	(24,519)	5,298,471
	$79,252,241	$27,412,865	$3,556,639	$(584,507)	$(6,152,364)	$96,371,596

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	87,433	—
MFS Institutional Money Market Portfolio	313	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	15,427	23,761
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	31,323	—
MFS Value Fund	47,823	—
	$182,319	$23,761

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$61,203	$47,252	$9,113	$(2,736)	$1,295	$97,901
MFS Blended Research Emerging Markets Equity Fund	12,246	12,774	2,176	(689)	(2,571)	19,584
MFS Blended Research Growth Equity Fund	67,315	57,154	11,183	(5,330)	(372)	107,584
MFS Blended Research International Equity Fund	134,683	123,722	22,058	(5,648)	(15,293)	215,406
MFS Blended Research Mid Cap Equity Fund	122,400	96,831	24,900	(9,533)	11,403	196,201
MFS Blended Research Small Cap Equity Fund	30,597	24,838	6,073	(1,913)	1,550	48,999
MFS Blended Research Value Equity Fund	67,326	49,390	11,123	(2,024)	4,198	107,767
MFS Commodity Strategy Fund	62,117	63,812	15,670	(3,462)	(7,215)	99,582
MFS Emerging Markets Equity Fund	12,247	12,879	2,268	(815)	(2,450)	19,593
MFS Global Real Estate Fund	61,204	64,182	10,773	(2,260)	(14,414)	97,939
MFS Growth Fund	67,319	59,968	11,668	(4,247)	(3,757)	107,615
MFS Inflation-Adjusted Bond Fund	30,618	30,003	6,893	(938)	(3,722)	49,068
MFS Institutional Money Market Portfolio	285	282,013	265,385	6	1	16,920
MFS International Growth Fund	42,855	37,507	6,505	(1,907)	(3,444)	68,506
MFS International Intrinsic Value Fund	42,853	39,414	6,820	(2,632)	(4,387)	68,428
MFS International New Discovery Fund	48,977	45,163	8,037	(2,890)	(4,997)	78,216
MFS Mid Cap Growth Fund	61,193	53,414	12,479	(5,040)	851	97,939
MFS Mid Cap Value Fund	61,203	49,637	12,026	(1,228)	328	97,914
MFS New Discovery Fund	15,298	13,347	3,498	(2,927)	2,338	24,558
MFS New Discovery Value Fund	15,301	13,229	3,066	(494)	(426)	24,544
MFS Research Fund	61,202	48,504	9,568	(2,129)	(176)	97,833
MFS Research International Fund	48,974	44,849	8,070	(1,977)	(5,562)	78,214
MFS Total Return Bond Fund	30,614	29,209	7,053	(1,182)	(2,511)	49,077
MFS Value Fund	67,323	52,451	11,985	(1,264)	1,184	107,709
	$1,225,353	$1,351,542	$488,390	$(63,259)	$(48,149)	$1,977,097

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS Inflation-Adjusted Bond Fund	1,618	—
MFS Institutional Money Market Portfolio	193	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	260	400
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	556	—
MFS Value Fund	890	—
	$3,517	$400
(a)	Amounts reflect the impact of a return of capital distribution adjustment which has the effect of reducing dividend income and increasing realized gain (loss) and/or change in unrealized appreciation (depreciation).
(8)  Acquisitions
At close of business on August 5, 2022, the MFS Lifetime Income Fund with net assets of approximately $466,542,514, acquired all of the assets and liabilities of MFS Lifetime 2020 Fund, a series of MFS Series Trust XII. The purpose of the transaction was to provide shareholders of MFS Lifetime 2020 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 18,675,016 shares of the MFS Lifetime Income Fund (valued at approximately $230,900,201) for all of the assets and liabilities of MFS Lifetime 2020 Fund. MFS Lifetime 2020 Fund then distributed the shares of the MFS Lifetime Income Fund that MFS Lifetime 2020 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2020 Fund’s investments on that date were valued at approximately $230,624,564 with a cost basis of approximately $205,704,676. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2020 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on May 1, 2022, the fund's pro forma results of operations for the six months ended October 31, 2022 are as follows:
Net investment income	$6,456,218
Net realized and unrealized gain (loss) on investments and foreign currency	(53,548,262)
Change in net assets from operations	$(47,092,044)
(9)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the

Notes to Financial Statements (unaudited) - continued
publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Lifetime Income Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2025 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2030 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2035 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2040 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2045 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2050 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2055 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
MFS Lifetime 2060 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2060 was lower than the Broadridge expense group median and the total expense ratio for each of MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

Board Review of Investment Advisory Agreement - continued
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
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Semiannual Report
October 31, 2022
MFS®  Core Bond Fund
MCB-SEM

MFS® Core Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	38.4%
Investment Grade Corporates	29.7%
Mortgage-Backed Securities	26.0%
Collateralized Debt Obligations	9.2%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	0.3%
High Yield Corporates	0.2%
Composition including fixed income credit quality (a)(i)
AAA	10.2%
AA	4.0%
A	9.1%
BBB	21.2%
BB	0.2%
U.S. Government	28.6%
Federal Agencies	26.0%
Not Rated	9.8%
Cash & Cash Equivalents	0.7%
Other (q)	(9.8)%
Portfolio facts
Average Duration (d)	5.9
Average Effective Maturity (m)	8.3 yrs.

2

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
June 22, 2022 through October 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 22, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 6/22/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 6/22/22-10/31/22
A	Actual	0.59%	$1,000.00	$950.48	$2.08
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
C	Actual	1.34%	$1,000.00	$947.85	$4.72
	Hypothetical (h)	1.34%	$1,000.00	$1,018.45	$6.82
I	Actual	0.34%	$1,000.00	$951.27	$1.20
	Hypothetical (h)	0.34%	$1,000.00	$1,023.49	$1.73
R1	Actual	1.34%	$1,000.00	$947.85	$4.72
	Hypothetical (h)	1.34%	$1,000.00	$1,018.45	$6.82
R2	Actual	0.84%	$1,000.00	$949.56	$2.96
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R3	Actual	0.59%	$1,000.00	$950.42	$2.08
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R4	Actual	0.34%	$1,000.00	$951.28	$1.20
	Hypothetical (h)	0.34%	$1,000.00	$1,023.49	$1.73
R6	Actual	0.33%	$1,000.00	$951.30	$1.16
	Hypothetical (h)	0.33%	$1,000.00	$1,023.54	$1.68
(h)	5% class return per year before expenses.
(p) “Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 132/365 for Actual Expenses (for Hypothetical Expenses, multiplied by 184/365 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund's investment operations, June 22, 2022, through October 31, 2022. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended October 31, 2022.
5

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Asset-Backed & Securitized – 14.8%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 6.062% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	$200,000	$187,824
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 5.529% (LIBOR - 3mo. + 1.45%), 10/16/2030 (n)	250,000	237,196
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.012% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	200,000	182,795
BDS 2021-FL10 Ltd., 2021-FL7, “A”, FLR, 4.513% (LIBOR - 1mo. + 1.07%), 6/16/2036 (n)	200,000	192,230
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 5.462% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	100,000	92,134
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	238,165
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 5.779% (LIBOR - 3mo. + 1.7%), 7/15/2035 (n)	250,000	234,022
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	71,247
KREF 2018-FT1 Ltd., “A”, FLR, 4.482% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	200,000	193,260
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.412% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	92,273
MF1 2021-FL7 Ltd., “AS”, FLR, 4.893% (LIBOR - 1mo. + 1.45%), 10/16/2036 (n)	250,000	235,231
MF1 2022-FL10 Ltd., “AS”, FLR, 6.654% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	246,075
MF1 2022-FL8 Ltd., “B”, FLR, 4.844% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	94,786
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 3.784% (LIBOR - 3mo. + 0.8%), 5/20/2029 (n)	107,614	105,722
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 4.084% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	250,000	245,549
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 6.709% (SOFR - 1mo. + 3.111%), 6/25/2037 (z)	250,000	248,341
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	22,000	21,862
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	236,736
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	234,388
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	160,600
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	$61,000	$60,771
		$3,611,207
Automotive – 2.1%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$65,000	$60,113
Lear Corp., 3.8%, 9/15/2027	68,000	61,473
Magna International, Inc., 2.45%, 6/15/2030	68,000	54,526
Stellantis N.V., 2.691%, 9/15/2031 (n)	200,000	142,462
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	188,297
		$506,871
Broadcasting – 0.8%
Magallanes, Inc., 5.141%, 3/15/2052 (n)	$161,000	$112,413
Walt Disney Co., 3.5%, 5/13/2040	94,000	71,786
		$184,199
Brokerage & Asset Managers – 0.6%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$103,000	$82,466
Raymond James Financial, Inc., 4.95%, 7/15/2046	73,000	61,806
		$144,272
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$86,415
Business Services – 1.1%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$69,067
Fiserv, Inc., 2.65%, 6/01/2030	88,000	71,219
Global Payments, Inc., 1.2%, 3/01/2026	87,000	74,226
Global Payments, Inc., 2.9%, 11/15/2031	77,000	58,763
		$273,275
Cable TV – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$63,022
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	75,384
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	64,423
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	61,314
		$264,143
Chemicals – 0.3%
Sherwin-Williams Co., 2.3%, 5/15/2030	$89,000	$70,570
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$74,000	$71,027
Conglomerates – 1.2%
Carrier Global Corp., 3.377%, 4/05/2040	$159,000	$113,503
Roper Technologies, Inc., 2%, 6/30/2030	89,000	67,508
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	129,000	119,735
		$300,746
Consumer Services – 0.2%
Booking Holdings, Inc., 4.625%, 4/13/2030	$60,000	$56,458
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$90,000	$68,404
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$78,000	$67,086
Broadcom, Inc., 4.3%, 11/15/2032	63,000	52,977
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	89,047
		$209,110
Energy - Independent – 0.5%
EQT Corp., 7%, 2/01/2030	$113,000	$115,831
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$126,667
Air Lease Corp., 2.875%, 1/15/2032	93,000	69,463
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	69,448
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	63,724
		$329,302
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$139,186
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$57,641
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	52,539
		$110,180
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$82,000	$68,536
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	130,618
		$199,154
Insurance - Health – 0.3%
Humana, Inc., 3.7%, 3/23/2029	$79,000	$70,388
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
Brown & Brown, Inc., 4.2%, 3/17/2032	$84,000	$70,483
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	85,000	76,970
		$147,453
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$69,551
Major Banks – 5.9%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	$302,000	$227,841
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	87,000	71,400
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	119,730
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	136,787
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	72,927
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	68,834
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	56,645
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	53,905
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	69,810
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	103,871
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	77,673
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	98,920
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	140,553
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	130,596
		$1,429,492
Medical & Health Technology & Services – 1.3%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$200,000	$160,852
Becton, Dickinson and Co., 4.669%, 6/06/2047	78,000	65,271
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	34,000	25,546
HCA, Inc., 4.125%, 6/15/2029	79,000	69,710
		$321,379
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$188,748
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	66,934
		$255,682
Midstream – 1.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$84,000	$73,159
Plains All American Pipeline LP, 3.8%, 9/15/2030	113,000	94,211
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	68,407
		$235,777
Mortgage-Backed – 25.9%
Fannie Mae, 3%, 8/01/2046	$34,567	$30,063
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 9/01/2052	1,357,776	1,122,661
Fannie Mae, UMBS, 2%, 6/01/2037 - 7/01/2052	1,526,998	1,219,607
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	118,050	101,177
Fannie Mae, UMBS, 3.5%, 7/01/2043	49,242	44,658
Fannie Mae, UMBS, 4%, 9/01/2046	49,516	46,302
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 10/01/2052	223,908	210,241
Freddie Mac, UMBS, 2%, 7/01/2037 - 4/01/2052	319,678	278,766
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 10/01/2052	363,861	323,657
Freddie Mac, UMBS, 2.5%, 2/01/2051 - 10/01/2052	247,255	202,820
Freddie Mac, UMBS, 3%, 3/01/2052 - 6/01/2052	446,286	380,220
Freddie Mac, UMBS, 5%, 9/01/2052	173,009	166,979
Ginnie Mae, 2.5%, 5/20/2052 - 7/20/2052	320,389	271,894
Ginnie Mae, 3%, 5/20/2052 - 6/20/2052	174,056	151,690
Ginnie Mae, 2%, 7/20/2052	73,457	60,479
Ginnie Mae, 4%, 9/20/2052 - 10/20/2052	149,882	138,274
Ginnie Mae, 4.5%, 9/20/2052	174,646	165,708
Ginnie Mae, 5%, 9/20/2052	49,890	48,634
Ginnie Mae, 3.5%, 10/20/2052	124,988	111,987
Ginnie Mae, TBA, 3%, 11/15/2052	175,000	152,318
Ginnie Mae, TBA, 3.5%, 11/15/2052	150,000	134,237
Ginnie Mae, TBA, 5%, 11/15/2052	200,000	194,539
UMBS, TBA, 3%, 11/25/2037 - 11/25/2052	150,000	134,442
UMBS, TBA, 2%, 11/25/2052	50,000	39,391
UMBS, TBA, 4%, 11/25/2052	200,000	181,778
UMBS, TBA, 5.5%, 11/25/2052 - 12/25/2052	275,000	270,975
UMBS, TBA, 6%, 11/25/2052 - 12/25/2052	150,000	150,427
		$6,333,924
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$66,109
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
Verizon Communications, Inc., 2.55%, 3/21/2031	$84,000	$66,379
Verizon Communications, Inc., 4.272%, 1/15/2036	78,000	65,560
		$131,939
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$65,423
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$122,995
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$117,000	$78,038
Best Buy Co., Inc., 4.45%, 10/01/2028	63,000	58,422
		$136,460
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$63,000	$48,833
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$71,440
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	146,000	124,303
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	57,267
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	65,760
		$318,770
Tobacco – 0.6%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$139,939
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$107,000	$109,286
U.S. Treasury Obligations – 28.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,500,000	$1,095,235
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,600,000	1,073,000
U.S. Treasury Notes, 2.25%, 3/31/2024 (f)	2,250,000	2,176,084
U.S. Treasury Notes, 4.25%, 9/30/2024	2,250,000	2,238,574
U.S. Treasury Notes, 2.5%, 3/31/2027	400,000	371,125
		$6,954,018
Utilities - Electric Power – 1.2%
American Electric Power Co., Inc., 5.95%, 11/01/2032 (w)	$43,000	$42,706
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	105,834
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	67,425
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	88,864
		$304,829
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$134,477
Total Bonds (Identified Cost, $25,595,462)		$24,137,074
Investment Companies (h) – 6.5%
Money Market Funds – 6.5%
MFS Institutional Money Market Portfolio, 3.02% (v) (Identified Cost, $1,577,486)	1,577,623	$1,577,623

Other Assets, Less Liabilities – (5.3)%		(1,295,752)
Net Assets – 100.0%		$24,418,945

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,577,623 and $24,137,074, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,617,651, representing 18.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 6.709% (SOFR - 1mo. + 3.111%), 6/25/2037	6/23/2022	$248,032	$248,341
% of Net assets			1.0%
12

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	7	$811,891	December – 2022	$31,007
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	30	$3,197,813	December – 2022	$(139,563)
At October 31, 2022, the fund had liquid securities with an aggregate value of $33,850 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 10/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, 25,595,462)	$24,137,074
Investments in affiliated issuers, at value (identified cost, 1,577,486)	1,577,623
Receivables for
Investments sold	357,975
Interest and dividends	126,658
Receivable from investment adviser	12,764
Other assets	159
Total assets	$26,212,253
Liabilities
Payable to custodian	$9,250
Payables for
Net daily variation margin on open futures contracts	3,953
Investments purchased	1,696,995
Fund shares reacquired	327
When-issued investments purchased	42,706
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	125
Distribution and service fees	29
Accrued expenses and other liabilities	39,731
Total liabilities	$1,793,308
Net assets	$24,418,945
Net assets consist of
Paid-in capital	$26,000,112
Total distributable earnings (loss)	(1,581,167)
Net assets	$24,418,945
Shares of beneficial interest outstanding	2,601,478
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$522,047	55,615	$9.39
Class C	47,375	5,047	9.39
Class I	361,173	38,484	9.39
Class R1	47,375	5,047	9.39
Class R2	47,461	5,056	9.39
Class R3	47,503	5,061	9.39
Class R4	47,547	5,065	9.39
Class R6	23,298,464	2,482,103	9.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.81 [100 / 95.75 x $9.39]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 10/31/22 (c) (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	321,199
Dividends from affiliated issuers	27,084
Other	5,841
Total investment income	$354,124
Expenses
Management fee	29,642
Distribution and service fees	878
Shareholder servicing costs	1,235
Administrative services fee	6,329
Independent Trustees' compensation	843
Custodian fee	4,718
Shareholder communications	2,656
Audit and tax fees	19,579
Legal fees	62
Registration fees	6,767
Miscellaneous	13,599
Total expenses	$86,308
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(55,318)
Net expenses	$30,978
Net investment income (loss)	$323,146
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	19,417
Affiliated issuers	394
Futures contracts	(33,865)
Net realized gain (loss)	$(14,054)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	(1,458,388)
Affiliated issuers	137
Futures contracts	(108,556)
Net unrealized gain (loss)	$(1,566,807)
Net realized and unrealized gain (loss)	$(1,580,861)
Change in net assets from operations	$(1,257,715)
(c) For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
16

Financial Statements
Statement of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended
10/31/22(c) (unaudited)
Change in net assets
From operations
Net investment income (loss)	323,146
Net realized gain (loss)	(14,054)
Net unrealized gain (loss)	(1,566,807)
Change in net assets from operations	$(1,257,715)
Total distributions to shareholders	$(323,452)
Change in net assets from fund share transactions	$26,000,112
Total change in net assets	$24,418,945
Net assets
At beginning of period	—
At end of period	$24,418,945

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
See Notes to Financial Statements
17

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.12
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.49)
Less distributions declared to shareholders
From net investment income	(0.12)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(4.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)
Expenses after expense reductions (f)	0.59(a)
Net investment income (loss)	3.41(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	522
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.09
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.52)
Less distributions declared to shareholders
From net investment income	(0.09)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(5.22)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95(a)
Expenses after expense reductions (f)	1.34(a)
Net investment income (loss)	2.52(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	47

Class I	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.13
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.48)
Less distributions declared to shareholders
From net investment income	(0.13)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(4.87)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)
Expenses after expense reductions (f)	0.34(a)
Net investment income (loss)	3.80(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	361
See Notes to Financial Statements
19

Financial Highlights – continued
Class R1	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.09
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.52)
Less distributions declared to shareholders
From net investment income	(0.09)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(5.22)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95(a)
Expenses after expense reductions (f)	1.34(a)
Net investment income (loss)	2.54(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	47

Class R2	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.11
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.50)
Less distributions declared to shareholders
From net investment income	(0.11)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(5.04)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45(a)
Expenses after expense reductions (f)	0.84(a)
Net investment income (loss)	3.05(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	47
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.12
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.49)
Less distributions declared to shareholders
From net investment income	(0.12)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(4.96)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20(a)
Expenses after expense reductions (f)	0.59(a)
Net investment income (loss)	3.30(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	48

Class R4	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.13
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.48)
Less distributions declared to shareholders
From net investment income	(0.13)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(4.87)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)
Expenses after expense reductions (f)	0.34(a)
Net investment income (loss)	3.55(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	48
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended
10/31/22(c) (unaudited)
Net asset value, beginning of period	10.00
Income (loss) from investment operations
Net investment income (loss) (d)	0.13
Net realized and unrealized gain (loss)	(0.61)
Total from investment operations	(0.48)
Less distributions declared to shareholders
From net investment income	(0.13)
Net asset value, end of period (x)	9.39
Total return (%) (r)(s)(t)(x)	(4.87)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)
Expenses after expense reductions (f)	0.33(a)
Net investment income (loss)	3.55(a)
Portfolio turnover	82(n)
Net assets at end of period (000 omitted)	23,298

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted
23

Notes to Financial Statements (unaudited) - continued
settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
24

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,954,018	$—	$6,954,018
U.S. Corporate Bonds	—	5,377,015	—	5,377,015
Residential Mortgage-Backed Securities	—	6,333,924	—	6,333,924
Commercial Mortgage-Backed Securities	—	1,281,750	—	1,281,750
Asset-Backed Securities (including CDOs)	—	2,329,457	—	2,329,457
Foreign Bonds	—	1,860,910	—	1,860,910
Mutual Funds	1,577,623	—	—	1,577,623
Total	$1,577,623	$24,137,074	$—	$25,714,697
Other Financial Instruments
Futures Contracts – Assets	$31,007	$—	$—	$31,007
Futures Contracts – Liabilities	(139,563)	—	—	(139,563)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$31,007	$(139,563)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the period ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(33,865)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the period ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(108,556)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
26

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by
27

Notes to Financial Statements (unaudited) - continued
the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the period ended October 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
28

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
The tax character of distributions made during the current period will be determined at fiscal year end. The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22
Cost of investments	27,171,525
Gross appreciation	2,626
Gross depreciation	(1,459,454)
Net unrealized appreciation (depreciation)	$(1,456,828)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:
Six months ended 10/31/22(c)
Class A	$5,602
Class C	459
Class I	1,828
Class R1	459
Class R2	548
Class R3	593
Class R4	638
Class R6	313,325
Total	$323,452

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
29

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the period ended October 31, 2022, this management fee reduction amounted to $1,276, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended October 31, 2022 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the period ended October 31, 2022, this reduction amounted to $54,042, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24 for the period ended October 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
30

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 383
Class C	0.75%	0.25%	1.00%	1.00%	180
Class R1	0.75%	0.25%	1.00%	1.00%	180
Class R2	0.25%	0.25%	0.50%	0.50%	90
Class R3	—	0.25%	0.25%	0.25%	45
Total Distribution and Service Fees					$878
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended October 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the period ended October 31, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the period ended October 31, 2022.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the period ended October 31, 2022, the fee was $1,099, which equated to 0.0121% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $136.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended October 31, 2022 was equivalent to an annual effective rate of 0.0694% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation —The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay
31

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 21, 2022, MFS purchased 20,000 shares of Class A, 5,000 shares each of Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 2,450,000 shares of Class R6, for an aggregate amount of $25,000,000 as an initial investment in the fund.
At October 31, 2022, MFS held 100% of the outstanding shares each of Class C, Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
	Purchases	Sales
U.S. Government securities	$34,379,789	$20,304,940
Non-U.S. Government securities	11,512,979	73,366
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/22 (c)
	Shares	Amount
Shares sold
Class A	55,110	$556,828
Class C	5,000	50,000
Class I	38,680	374,219
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	2,450,000	24,500,000
	2,568,790	$25,681,047
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22 (c)
	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	578	$5,602
Class C	47	459
Class I	192	1,828
Class R1	47	459
Class R2	56	548
Class R3	61	593
Class R4	65	638
Class R6	32,103	313,325
	33,149	$323,452
Shares reacquired
Class A	(73)	$(712)
Class I	(388)	(3,675)
	(461)	$(4,387)
Net change
Class A	55,615	$561,718
Class C	5,047	50,459
Class I	38,484	372,372
Class R1	5,047	50,459
Class R2	5,056	50,548
Class R3	5,061	50,593
Class R4	5,065	50,638
Class R6	2,482,103	24,813,325
	2,601,478	$26,000,112

(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(6) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$21,749,840	$20,172,748	$394	$137	$1,577,623
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,084	$—
(7) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(8) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
34

Board Approval of Investment Advisory Agreement
MFS Core Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In March and May 2022, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ May 2022 meeting for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
35

Board Approval of Investment Advisory Agreement - continued
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees considered that, according to the data provided by Broadridge (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Broadridge expense group median.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed contractual breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,
36

Board Approval of Investment Advisory Agreement - continued
and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: December 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2022

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2022

* Print name and title of each signing officer under his or her signature.